AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 82.7%
Affiliated Mutual Funds — 19.1%
AST ClearBridge Dividend Growth Portfolio*	9,851,458	$268,944,807
AST Emerging Markets Equity Portfolio*	995,144	8,548,289
AST High Yield Portfolio*	580,363	6,552,295
AST Large-Cap Growth Portfolio*	9,337,947	538,892,912
AST Large-Cap Value Portfolio*	6,158,183	266,957,247
AST PGIM Fixed Income Central Portfolio*	79,758,103	812,735,065
AST Small-Cap Growth Portfolio*	2,609,453	163,690,957
AST Small-Cap Value Portfolio*	5,252,130	175,211,048
AST T. Rowe Price Natural Resources Portfolio*	647,628	18,425,005

Total Affiliated Mutual Funds (cost $2,141,073,196)(wd)		2,259,957,625
Common Stocks — 50.0%
Aerospace & Defense — 1.0%
Airbus SE (France)	8,601	1,148,814
BAE Systems PLC (United Kingdom)	233,795	2,828,017
Boeing Co. (The)*	16,536	3,512,742
General Dynamics Corp.	66,379	15,148,352
Hexcel Corp.(a)	27,471	1,874,896
Howmet Aerospace, Inc.	177,091	7,503,346
Huntington Ingalls Industries, Inc.	1,222	252,978
L3Harris Technologies, Inc.	12,772	2,506,377
Lockheed Martin Corp.	20,129	9,515,582
MTU Aero Engines AG (Germany)	24,938	6,240,483
Northrop Grumman Corp.	40,576	18,734,751
Raytheon Technologies Corp.	309,975	30,355,852
Rolls-Royce Holdings PLC (United Kingdom)*	351,520	647,452
Safran SA (France)	27,126	4,015,643
Textron, Inc.	71,313	5,036,837
Thales SA (France)	15,229	2,251,560
TransDigm Group, Inc.	1,531	1,128,423
		112,702,105
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	3,662	363,893
DSV A/S (Denmark)	14,177	2,748,886
Expeditors International of Washington, Inc.	4,884	537,826
FedEx Corp.	51,613	11,793,054
NIPPON EXPRESS HOLDINGS, Inc. (Japan)	8,400	506,859
Sankyu, Inc. (Japan)	21,300	790,458
United Parcel Service, Inc. (Class B Stock)	61,140	11,860,549
Yamato Holdings Co. Ltd. (Japan)	75,000	1,287,397
		29,888,922
Automobile Components — 0.1%
Aptiv PLC*	17,000	1,907,230
BorgWarner, Inc.	105,619	5,186,949
	Shares	Value

Common Stocks (continued)
Automobile Components (cont’d.)
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	45,692	$1,977,093
		9,071,272
Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	86,951	9,529,714
BYD Co. Ltd. (China) (Class H Stock)	30,000	882,485
Ferrari NV (Italy)	30,445	8,250,102
Ford Motor Co.	117,307	1,478,068
General Motors Co.	343,307	12,592,501
Isuzu Motors Ltd. (Japan)	41,600	497,161
Kia Corp. (South Korea)	8,417	525,289
Mahindra & Mahindra Ltd. (India)	65,179	921,073
Maruti Suzuki India Ltd. (India)	4,318	436,673
Mazda Motor Corp. (Japan)	410,500	3,786,450
Mercedes-Benz Group AG (Germany)	156,940	12,069,123
Nissan Motor Co. Ltd. (Japan)	174,000	658,518
Stellantis NV	215,173	3,913,196
Subaru Corp. (Japan)	209,600	3,345,973
Suzuki Motor Corp. (Japan)	28,800	1,048,822
Tesla, Inc.*	289,430	60,045,148
Toyota Motor Corp. (Japan)	316,800	4,509,778
		124,490,074
Banks — 2.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	444,403	7,047,101
ANZ Group Holdings Ltd. (Australia)	481,124	7,414,181
Bank Central Asia Tbk PT (Indonesia)	4,385,553	2,565,742
Bank Hapoalim BM (Israel)	94,710	788,224
Bank Leumi Le-Israel BM (Israel)	777,394	5,880,819
Bank of America Corp.	743,000	21,249,800
Bank of China Ltd. (China) (Class H Stock)	1,005,000	385,284
Bank of Ireland Group PLC (Ireland)	81,009	819,674
Barclays PLC (United Kingdom)	5,003,270	9,005,411
BNP Paribas SA (France)	38,363	2,290,946
BOC Hong Kong Holdings Ltd. (China)	302,500	941,760
China Construction Bank Corp. (China) (Class H Stock)	1,965,000	1,271,738
Citigroup, Inc.	349,135	16,370,940
Citizens Financial Group, Inc.	190,610	5,788,826
Comerica, Inc.	4,113	178,586
Commerzbank AG (Germany)*	79,266	834,532
Commonwealth Bank of Australia (Australia)	29,764	1,965,183
Credicorp Ltd. (Peru)	4,040	534,856
DBS Group Holdings Ltd. (Singapore)	292,800	7,279,518
DNB Bank ASA (Norway)	69,873	1,250,429
East West Bancorp, Inc.(a)	20,924	1,161,282
Emirates NBD Bank PJSC (United Arab Emirates)	85,305	305,265
Erste Group Bank AG (Austria)	20,442	677,231
Fifth Third Bancorp	20,429	544,229
FinecoBank Banca Fineco SpA (Italy)	52,681	807,131
First Republic Bank	5,548	77,616
A1

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Hana Financial Group, Inc. (South Korea)	20,290	$635,462
HDFC Bank Ltd. (India), ADR	66,050	4,403,553
HSBC Holdings PLC (United Kingdom)	459,002	3,119,609
Huntington Bancshares, Inc.	42,982	481,398
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	552,000	293,355
ING Groep NV (Netherlands)	804,150	9,549,560
Israel Discount Bank Ltd. (Israel) (Class A Stock)	102,680	504,388
JPMorgan Chase & Co.	303,251	39,516,638
KB Financial Group, Inc. (South Korea)	14,057	513,392
KBC Group NV (Belgium)	28,528	1,960,181
KeyCorp	27,796	348,006
Komercni Banka A/S (Czech Republic)	23,347	774,673
Lloyds Banking Group PLC (United Kingdom)	18,314,964	10,768,257
M&T Bank Corp.	5,317	635,754
Mediobanca Banca di Credito Finanziario SpA (Italy)	90,462	909,046
Mizrahi Tefahot Bank Ltd. (Israel)	16,272	510,108
National Australia Bank Ltd. (Australia)	71,605	1,334,242
NatWest Group PLC (United Kingdom)	1,003,404	3,274,137
Nedbank Group Ltd. (South Africa)	50,813	620,001
Nordea Bank Abp (Finland)	662,275	7,071,968
NU Holdings Ltd. (Brazil) (Class A Stock)*	280,006	1,332,829
Oversea-Chinese Banking Corp. Ltd. (Singapore)	759,800	7,082,694
PacWest Bancorp(a)	270,500	2,631,965
PNC Financial Services Group, Inc. (The)	67,172	8,537,561
Regions Financial Corp.	27,765	515,318
Sberbank of Russia PJSC (Russia)*^	306,596	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	134,442	1,484,007
Sumitomo Mitsui Financial Group, Inc. (Japan)	34,800	1,392,612
Swedbank AB (Sweden) (Class A Stock)(a)	247,689	4,073,152
Tisco Financial Group PCL (Thailand)	196,700	578,603
Truist Financial Corp.	455,485	15,532,038
U.S. Bancorp(a)	133,893	4,826,843
UniCredit SpA (Italy)	504,243	9,503,905
United Overseas Bank Ltd. (Singapore)	89,000	1,996,185
Wells Fargo & Co.	713,874	26,684,610
Western Alliance Bancorp	27,200	966,688
Wintrust Financial Corp.	7,680	560,256
Zions Bancorp NA	32,644	977,035
		273,336,333
Beverages — 0.8%
Brown-Forman Corp. (Class B Stock)	5,437	349,436
Coca-Cola Co. (The)	593,855	36,836,826
Coca-Cola Europacific Partners PLC (United Kingdom)	16,400	970,716
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Constellation Brands, Inc. (Class A Stock)	4,697	$1,061,005
Diageo PLC (United Kingdom), ADR(a)	8,424	1,526,260
Heineken Holding NV (Netherlands)	22,504	2,064,701
Heineken NV (Netherlands)	20,993	2,255,715
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	12,700	304,801
Keurig Dr. Pepper, Inc.	25,068	884,399
Kirin Holdings Co. Ltd. (Japan)	93,900	1,485,571
Molson Coors Beverage Co. (Class B Stock)	5,779	298,659
Monster Beverage Corp.*	22,866	1,234,993
PepsiCo, Inc.	204,403	37,262,667
Pernod Ricard SA (France)	20,842	4,719,273
Remy Cointreau SA (France)	8,044	1,464,679
		92,719,701
Biotechnology — 1.0%
AbbVie, Inc.	259,248	41,316,354
Amgen, Inc.	55,100	13,320,425
Argenx SE (Netherlands), ADR*	6,353	2,367,001
Biogen, Inc.*	39,270	10,918,238
BioMarin Pharmaceutical, Inc.*	54,500	5,299,580
CSL Ltd.	5,136	994,691
Gilead Sciences, Inc.	180,332	14,962,146
Incyte Corp.*	5,438	393,004
Moderna, Inc.*(a)	10,001	1,535,954
Regeneron Pharmaceuticals, Inc.*	11,834	9,723,643
United Therapeutics Corp.*	27,600	6,181,296
Vertex Pharmaceuticals, Inc.*	53,332	16,803,313
		123,815,645
Broadline Retail — 1.0%
Alibaba Group Holding Ltd. (China)*	83,700	1,060,102
Amazon.com, Inc.*	925,608	95,606,049
Dollarama, Inc. (Canada)	9,952	594,764
eBay, Inc.	33,017	1,464,964
Etsy, Inc.*	3,763	418,935
JD.com, Inc. (China) (Class A Stock)	27,702	604,906
Macy’s, Inc.	269,700	4,717,053
MercadoLibre, Inc. (Brazil)*	6,462	8,517,304
Pan Pacific International Holdings Corp. (Japan)	94,900	1,835,958
Wesfarmers Ltd. (Australia)	64,981	2,196,261
		117,016,296
Building Products — 0.3%
A.O. Smith Corp.	3,775	261,041
AGC, Inc. (Japan)	16,200	603,951
Allegion PLC	2,668	284,756
Assa Abloy AB (Sweden) (Class B Stock)	80,185	1,920,630
Carlisle Cos., Inc.	3,400	768,638
Carrier Global Corp.	196,686	8,998,385
Cie de Saint-Gobain (France)	83,350	4,737,915
Johnson Controls International PLC	75,215	4,529,447
Lixil Corp. (Japan)	114,700	1,893,222

A2

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Building Products (cont’d.)
Masco Corp.	6,657	$330,986
Nibe Industrier AB (Sweden) (Class B Stock)	125,414	1,429,610
Trane Technologies PLC	26,681	4,908,770
		30,667,351
Capital Markets — 1.7%
3i Group PLC (United Kingdom)	442,185	9,216,685
Ameriprise Financial, Inc.	21,762	6,670,053
Amundi SA (France), 144A	6,979	439,740
Bank of New York Mellon Corp. (The)	210,577	9,568,619
BlackRock, Inc.	9,482	6,344,596
Blackstone, Inc.(a)	9,184	806,722
Carlyle Group, Inc. (The)(a)	139,400	4,329,764
Cboe Global Markets, Inc.	3,219	432,119
Charles Schwab Corp. (The)	86,110	4,510,442
CME Group, Inc.	25,538	4,891,038
Daiwa Securities Group, Inc. (Japan)	120,400	565,232
Deutsche Bank AG (Germany)	865,191	8,798,300
Deutsche Boerse AG (Germany)	15,935	3,102,707
FactSet Research Systems, Inc.	1,110	460,750
Franklin Resources, Inc.	8,439	227,347
Goldman Sachs Group, Inc. (The)	72,625	23,756,364
Hargreaves Lansdown PLC (United Kingdom)	94,834	939,471
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	134,012	5,940,046
IG Group Holdings PLC (United Kingdom)	82,291	710,128
Interactive Brokers Group, Inc. (Class A Stock)	18,300	1,510,848
Intercontinental Exchange, Inc.	78,335	8,169,557
Invesco Ltd.(a)	305,750	5,014,300
Japan Exchange Group, Inc. (Japan)	37,800	578,108
Julius Baer Group Ltd. (Switzerland)	38,482	2,628,645
KKR & Co., Inc.	31,500	1,654,380
LPL Financial Holdings, Inc.	7,600	1,538,240
Macquarie Group Ltd. (Australia)	83,280	9,860,326
MarketAxess Holdings, Inc.	21,000	8,217,090
Moody’s Corp.	8,879	2,717,152
Morgan Stanley	184,465	16,196,027
MSCI, Inc.	16,620	9,302,048
Nasdaq, Inc.	10,094	551,839
Northern Trust Corp.	12,106	1,066,902
Raymond James Financial, Inc.(a)	5,776	538,727
S&P Global, Inc.	25,973	8,954,711
Singapore Exchange Ltd. (Singapore)	249,700	1,768,251
State Street Corp.	114,790	8,688,455
Stifel Financial Corp.	56,700	3,350,403
T. Rowe Price Group, Inc.(a)	15,110	1,705,919
UBS Group AG (Switzerland)	607,031	12,845,262
Virtu Financial, Inc. (Class A Stock)	196,300	3,710,070
		202,277,383
Chemicals — 1.0%
Air Products & Chemicals, Inc.	20,508	5,890,103
Albemarle Corp.	38,234	8,451,243
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Celanese Corp.	2,883	$313,930
CF Industries Holdings, Inc.	5,980	433,490
Corteva, Inc.	21,246	1,281,346
Dow, Inc.	34,818	1,908,723
DuPont de Nemours, Inc.(a)	28,121	2,018,244
Eastman Chemical Co.	31,951	2,694,747
Ecolab, Inc.	7,431	1,230,053
FMC Corp.	3,655	446,385
International Flavors & Fragrances, Inc.	7,535	692,919
Linde PLC	62,529	22,225,308
LyondellBasell Industries NV (Class A Stock)	103,148	9,684,566
Mosaic Co. (The)(a)	30,984	1,421,546
Nitto Denko Corp. (Japan)	15,800	1,022,597
Nutrien Ltd. (Canada)	18,267	1,349,041
OCI NV (Netherlands)	67,131	2,275,732
Olin Corp.	17,300	960,150
PPG Industries, Inc.	126,112	16,846,041
Sherwin-Williams Co. (The)	16,894	3,797,264
Shin-Etsu Chemical Co. Ltd. (Japan)	245,000	7,952,957
Solvay SA (Belgium)	54,619	6,246,572
Tosoh Corp. (Japan)	398,700	5,418,131
UPL Ltd. (India)	63,333	554,104
Yara International ASA (Brazil)	175,130	7,611,255
		112,726,447
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	199,842	1,801,825
Cintas Corp.	2,441	1,129,402
Copart, Inc.*	102,269	7,691,651
Republic Services, Inc.	18,671	2,524,693
Rollins, Inc.	6,881	258,244
Serco Group PLC (United Kingdom)	251,448	476,496
Waste Management, Inc.	52,402	8,550,434
		22,432,745
Communications Equipment — 0.4%
Arista Networks, Inc.*	42,811	7,186,255
Cisco Systems, Inc.	680,303	35,562,839
F5, Inc.*	1,776	258,745
Juniper Networks, Inc.	9,995	344,028
Motorola Solutions, Inc.	4,891	1,399,462
Nokia OYJ (Finland)	396,450	1,946,128
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	122,133	715,922
		47,413,379
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	16,962	540,235
AECOM	38,700	3,263,184
Eiffage SA (France)	19,293	2,087,811
Kajima Corp. (Japan)	68,300	824,206
Quanta Services, Inc.(a)	11,827	1,970,851
Skanska AB (Sweden) (Class B Stock)	24,980	382,611
Vinci SA (France)	110,680	12,688,625

A3

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Construction & Engineering (cont’d.)
WillScot Mobile Mini Holdings Corp.*	25,137	$1,178,423
		22,935,946
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	103,500	358,702
Eagle Materials, Inc.	46,800	6,867,900
HeidelbergCement AG (Germany)	9,320	680,520
Holcim AG*	44,574	2,874,637
Ibstock PLC (United Kingdom), 144A	143,236	305,873
Martin Marietta Materials, Inc.	1,886	669,643
Vulcan Materials Co.	19,226	3,298,413
		15,055,688
Consumer Finance — 0.2%
AEON Financial Service Co. Ltd. (Japan)	78,600	733,949
American Express Co.	60,526	9,983,764
Capital One Financial Corp.	50,959	4,900,217
Discover Financial Services	8,099	800,505
SLM Corp.	58,290	722,213
Synchrony Financial	229,800	6,682,584
		23,823,232
Consumer Staples Distribution & Retail — 0.9%
Albertson’s Cos., Inc. (Class A Stock)	209,900	4,361,722
BIM Birlesik Magazalar A/S (Turkey)	88,916	690,593
BJ’s Wholesale Club Holdings, Inc.*	31,800	2,419,026
Carrefour SA (France)	45,125	912,319
Coles Group Ltd. (Australia)	102,579	1,239,429
Costco Wholesale Corp.	50,402	25,043,242
Dollar General Corp.	53,081	11,171,427
Dollar Tree, Inc.*	6,225	893,599
Endeavour Group Ltd. (Australia)	99,268	451,004
J Sainsbury PLC (United Kingdom)	165,220	568,553
Kesko OYJ (Finland) (Class B Stock)	74,473	1,600,522
Koninklijke Ahold Delhaize NV (Netherlands)	340,943	11,648,362
Kroger Co. (The)(a)	92,112	4,547,569
Loblaw Cos. Ltd. (Canada)	12,412	1,131,177
Seven & i Holdings Co. Ltd. (Japan)	13,200	596,299
Sysco Corp.	51,955	4,012,485
Target Corp.(a)	18,467	3,058,689
Tesco PLC (United Kingdom)	925,299	3,033,530
Walgreens Boots Alliance, Inc.(a)	52,115	1,802,137
Wal-Mart de Mexico SAB de CV (Mexico)	238,228	951,854
Walmart, Inc.	159,771	23,558,234
Woolworths Group Ltd. (Australia)	89,494	2,275,179
		105,966,951
Containers & Packaging — 0.1%
Amcor PLC	44,705	508,743
Avery Dennison Corp.	2,437	436,052
Ball Corp.	9,537	525,584
Berry Global Group, Inc.	69,100	4,069,990
Graphic Packaging Holding Co.	34,000	866,660
	Shares	Value

Common Stocks (continued)
Containers & Packaging (cont’d.)
International Paper Co.	10,761	$388,042
Packaging Corp. of America	2,774	385,114
Sealed Air Corp.	4,324	198,515
Transcontinental, Inc. (Canada) (Class A Stock)	31,694	329,017
Westrock Co.	180,133	5,488,653
		13,196,370
Distributors — 0.1%
Genuine Parts Co.	18,819	3,148,607
LKQ Corp.	111,264	6,315,345
Pool Corp.	1,043	357,165
		9,821,117
Diversified Consumer Services — 0.0%
Service Corp. International(a)	25,630	1,762,831
Diversified REITs — 0.0%
Charter Hall Group (Australia)	48,926	363,452
GPT Group (The) (Australia)	181,461	518,571
Nomura Real Estate Master Fund, Inc. (Japan)	1,812	2,030,503
Stockland (Australia)	879,764	2,355,827
		5,268,353
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,147,564	22,090,607
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	2,702,832	3,679,746
Deutsche Telekom AG (Germany)	186,705	4,524,291
Elisa OYJ (Finland)	17,678	1,066,185
Hellenic Telecommunications Organization SA (Greece)	47,001	688,368
HKT Trust & HKT Ltd. (Hong Kong)	1,445,000	1,918,207
Koninklijke KPN NV (Netherlands)	269,697	952,993
Proximus SADP (Belgium)	88,536	856,166
Swisscom AG (Switzerland)	14,428	9,207,546
Telefonica Deutschland Holding AG (Germany)	997,361	3,070,127
Telkom Indonesia Persero Tbk PT (Indonesia)	4,530,300	1,230,171
Telstra Group Ltd. (Australia)	157,000	444,530
Verizon Communications, Inc.	356,122	13,849,585
		63,578,522
Electric Utilities — 0.9%
Alliant Energy Corp.	7,770	414,918
American Electric Power Co., Inc.	15,206	1,383,594
Avangrid, Inc.(a)	40,400	1,611,152
Constellation Energy Corp.	43,832	3,440,812
Duke Energy Corp.	39,369	3,797,927
Edison International	11,330	799,785
EDP - Energias do Brasil SA (Brazil)	15,919	70,134
Endesa SA (Spain)	179,178	3,891,713
Enel SpA (Italy)	2,051,239	12,510,407
Energisa SA (Brazil), UTS	107,100	851,568
Entergy Corp.	38,394	4,136,570
Evergy, Inc.	50,273	3,072,686

A4

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Eversource Energy	10,543	$825,095
Exelon Corp.	270,839	11,345,446
FirstEnergy Corp.	114,517	4,587,551
Iberdrola SA (Spain)	363,475	4,528,101
NextEra Energy, Inc.	276,233	21,292,040
NRG Energy, Inc.	208,511	7,149,842
PG&E Corp.*	382,449	6,184,200
Pinnacle West Capital Corp.	3,332	264,028
Power Assets Holdings Ltd. (Hong Kong)	117,000	627,684
PPL Corp.	119,874	3,331,298
Red Electrica Corp. SA (Spain)	29,150	512,932
Southern Co. (The)	32,091	2,232,892
SSE PLC (United Kingdom)	297,793	6,644,910
Xcel Energy, Inc.	66,718	4,499,462
		110,006,747
Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	127,391	4,382,445
Acuity Brands, Inc.	37,100	6,779,283
AMETEK, Inc.	6,773	984,320
Eaton Corp. PLC	83,662	14,334,647
Emerson Electric Co.	40,531	3,531,871
Fuji Electric Co. Ltd. (Japan)	11,000	434,394
Generac Holdings, Inc.*(a)	1,882	203,275
nVent Electric PLC	18,900	811,566
Prysmian SpA (Italy)	33,050	1,387,793
Rockwell Automation, Inc.(a)	3,440	1,009,468
Schneider Electric SE	69,851	11,673,773
Vertiv Holdings Co.	116,000	1,659,960
Voltronic Power Technology Corp. (Taiwan)	7,000	398,606
		47,591,401
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	53,875	4,402,665
CDW Corp.	10,401	2,027,051
Corning, Inc.	118,751	4,189,535
Halma PLC (United Kingdom)	27,635	762,906
Hamamatsu Photonics KK (Japan)	33,800	1,823,233
Hon Hai Precision Industry Co. Ltd. (Taiwan)	369,000	1,263,085
IPG Photonics Corp.*	8,600	1,060,466
Jabil, Inc.	19,500	1,719,120
Keyence Corp. (Japan)	11,824	5,795,046
Keysight Technologies, Inc.*	28,104	4,538,234
Littelfuse, Inc.	4,327	1,160,025
Omron Corp. (Japan)	14,400	842,787
Samsung SDI Co. Ltd. (South Korea)	6,367	3,616,704
Shimadzu Corp. (Japan)	36,500	1,145,829
TD SYNNEX Corp.	8,000	774,320
TDK Corp. (Japan)	86,800	3,115,785
TE Connectivity Ltd.(a)	9,434	1,237,269
Teledyne Technologies, Inc.*	1,332	595,884
Trimble, Inc.*	7,327	384,081
Venture Corp. Ltd. (Singapore)	110,300	1,468,032
Yokogawa Electric Corp. (Japan)	93,000	1,514,368
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	1,488	$473,184
		43,909,609
Energy Equipment & Services — 0.2%
Baker Hughes Co.(a)	227,997	6,579,993
Halliburton Co.	276,522	8,749,156
Schlumberger NV	207,975	10,211,573
Tenaris SA	32,475	460,145
		26,000,867
Entertainment — 0.5%
Activision Blizzard, Inc.	88,793	7,599,793
Capcom Co. Ltd. (Japan)	14,700	526,122
Electronic Arts, Inc.	81,271	9,789,092
Live Nation Entertainment, Inc.*	51,515	3,606,050
NCSoft Corp. (South Korea)	1,892	542,192
NetEase, Inc. (China), ADR(a)	12,928	1,143,352
Netflix, Inc.*	61,796	21,349,282
Nexon Co. Ltd. (Japan)	36,000	859,636
Nintendo Co. Ltd. (Japan)	15,500	602,045
Take-Two Interactive Software, Inc.*(a)	4,665	556,535
Walt Disney Co. (The)*	122,974	12,313,387
Warner Bros Discovery, Inc.*	65,423	987,887
		59,875,373
Financial Services — 1.5%
Adyen NV (Netherlands), 144A*	2,054	3,272,903
Apollo Global Management, Inc.	11,883	750,530
Berkshire Hathaway, Inc. (Class B Stock)*	155,389	47,979,461
Fidelity National Information Services, Inc.	36,882	2,003,799
Fiserv, Inc.*	18,991	2,146,553
FleetCor Technologies, Inc.*	2,220	468,087
Global Payments, Inc.	8,207	863,705
GMO Payment Gateway, Inc. (Japan)	18,470	1,599,086
Investor AB (Sweden) (Class A Stock)	40,068	817,587
Jack Henry & Associates, Inc.	2,109	317,868
Mastercard, Inc. (Class A Stock)	123,710	44,957,451
ORIX Corp. (Japan)	567,800	9,361,896
PayPal Holdings, Inc.*	188,885	14,343,927
Shift4 Payments, Inc. (Class A Stock)*(a)	23,090	1,750,222
Visa, Inc. (Class A Stock)(a)	212,303	47,865,834
Voya Financial, Inc.	19,900	1,422,054
WEX, Inc.*	9,545	1,755,230
		181,676,193
Food Products — 0.8%
Archer-Daniels-Midland Co.	129,044	10,279,645
AVI Ltd. (South Africa)	95,707	379,087
Bunge Ltd.	4,200	401,184
Campbell Soup Co.(a)	6,220	341,976
Conagra Brands, Inc.	14,211	533,765
Darling Ingredients, Inc.*	17,211	1,005,122
General Mills, Inc.	24,428	2,087,617

A5

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Gruma SAB de CV (Mexico) (Class B Stock)	38,111	$564,580
Hershey Co. (The)	57,656	14,668,263
Hormel Foods Corp.	8,881	354,174
Ingredion, Inc.(a)	7,200	732,456
J.M. Smucker Co. (The)	10,752	1,692,042
Kellogg Co.	7,777	520,748
Kraft Heinz Co. (The)	23,103	893,393
Lamb Weston Holdings, Inc.	124,820	13,046,186
McCormick & Co., Inc.(a)	7,433	618,500
Mondelez International, Inc. (Class A Stock)	198,207	13,818,992
Mowi ASA (Norway)	216,957	4,012,834
Nestle SA	177,301	21,618,411
Orkla ASA (Norway)	83,893	595,012
Tyson Foods, Inc. (Class A Stock)	24,332	1,443,374
Viscofan SA (Spain)	4,646	332,726
WH Group Ltd. (Hong Kong), 144A	3,941,000	2,349,415
Wilmar International Ltd. (China)	2,030,900	6,434,120
		98,723,622
Gas Utilities — 0.1%
APA Group (Australia)	41,736	283,522
Atmos Energy Corp.(a)	4,108	461,575
Enagas SA (Spain)	25,140	483,083
Osaka Gas Co. Ltd. (Japan)	85,100	1,398,006
Snam SpA (Italy)	99,046	525,146
Tokyo Gas Co. Ltd. (Japan)	118,800	2,232,633
UGI Corp.	193,100	6,712,156
		12,096,121
Ground Transportation — 0.4%
CSX Corp.	319,723	9,572,507
J.B. Hunt Transport Services, Inc.	2,444	428,824
Norfolk Southern Corp.	36,807	7,803,084
Old Dominion Freight Line, Inc.	2,775	945,831
Ryder System, Inc.	27,700	2,471,948
Schneider National, Inc. (Class B Stock)	34,900	933,575
TFI International, Inc. (Canada)(a)	16,011	1,909,952
Uber Technologies, Inc.*	371,128	11,764,758
Union Pacific Corp.	45,709	9,199,393
		45,029,872
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	256,660	25,989,392
Align Technology, Inc.*	2,043	682,648
Baxter International, Inc.	196,672	7,977,016
Becton, Dickinson & Co.	15,282	3,782,906
Boston Scientific Corp.*	197,352	9,873,520
Cochlear Ltd. (Australia)	8,949	1,424,684
Cooper Cos., Inc. (The)	1,331	496,942
DENTSPLY SIRONA, Inc.	6,442	253,042
Dexcom, Inc.*	73,656	8,557,354
Edwards Lifesciences Corp.*	57,527	4,759,209
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	27,008	451,490
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
GE HealthCare Technologies, Inc.*	10,847	$889,779
Hologic, Inc.*	98,358	7,937,491
Hoya Corp. (Japan)	24,900	2,751,757
IDEXX Laboratories, Inc.*	2,532	1,266,203
Insulet Corp.*(a)	2,000	637,920
Intuitive Surgical, Inc.*	10,544	2,693,676
Medtronic PLC	199,337	16,070,549
ResMed, Inc.	4,442	972,754
STERIS PLC	2,996	573,075
Stryker Corp.	20,687	5,905,518
Teleflex, Inc.	1,332	337,409
Zimmer Biomet Holdings, Inc.	67,517	8,723,196
		113,007,530
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.*(a)	16,076	1,161,491
AmerisourceBergen Corp.	13,170	2,108,649
Cardinal Health, Inc.	78,309	5,912,329
Centene Corp.*	24,923	1,575,383
Cigna Group (The)	69,799	17,835,738
CVS Health Corp.	199,515	14,825,960
DaVita, Inc.*	1,771	143,646
Elevance Health, Inc.	23,674	10,885,542
Encompass Health Corp.	14,100	762,810
Fresenius SE & Co. KGaA (Germany)	74,778	2,019,249
HCA Healthcare, Inc.	6,331	1,669,358
Henry Schein, Inc.*(a)	4,219	344,017
Humana, Inc.	23,473	11,395,203
Laboratory Corp. of America Holdings	2,669	612,322
McKesson Corp.	6,319	2,249,880
Medipal Holdings Corp. (Japan)	175,600	2,393,156
Molina Healthcare, Inc.*	1,775	474,795
Odontoprev SA (Brazil)	128,500	280,403
Quest Diagnostics, Inc.	3,551	502,395
Sonic Healthcare Ltd. (Australia)	419,784	9,840,982
Tenet Healthcare Corp.*	12,800	760,576
UnitedHealth Group, Inc.	142,888	67,527,440
Universal Health Services, Inc. (Class B Stock)	1,999	254,073
		155,535,397
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	16,126	354,288
Ventas, Inc.	194,396	8,427,067
Welltower, Inc.	13,784	988,175
		9,769,530
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	22,075	364,017
Park Hotels & Resorts, Inc.	160,700	1,986,252
		2,350,269
Hotels, Restaurants & Leisure — 1.2%
Accor SA (France)*	14,460	470,110
Airbnb, Inc. (Class A Stock)*	12,477	1,552,139
Amadeus IT Group SA (Spain)*	7,315	490,716
Aristocrat Leisure Ltd. (Australia)	90,738	2,268,678

A6

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Booking Holdings, Inc.*	3,876	$10,280,741
Boyd Gaming Corp.	18,199	1,166,920
Caesars Entertainment, Inc.*	6,626	323,415
Carnival Corp.*(a)	29,547	299,902
Chipotle Mexican Grill, Inc.*	3,422	5,845,768
Compass Group PLC (United Kingdom)	523,512	13,156,673
Darden Restaurants, Inc.	46,571	7,225,956
Domino’s Pizza, Inc.	911	300,512
DoorDash, Inc. (Class A Stock)*	29,900	1,900,444
Expedia Group, Inc.*	4,551	441,584
Genting Singapore Ltd. (Singapore)	690,000	582,365
Hilton Worldwide Holdings, Inc.	49,803	7,015,749
InterContinental Hotels Group PLC (United Kingdom)	15,297	1,001,429
La Francaise des Jeux SAEM (France), 144A	58,812	2,451,146
Las Vegas Sands Corp.*	31,683	1,820,188
Lottery Corp. Ltd. (The) (Australia)	428,915	1,475,193
Marriott International, Inc. (Class A Stock)	91,594	15,208,268
McDonald’s Corp.	101,014	28,244,525
MGM Resorts International	10,093	448,331
Norwegian Cruise Line Holdings Ltd.*(a)	13,663	183,767
Oriental Land Co. Ltd. (Japan)	321,000	10,990,796
Royal Caribbean Cruises Ltd.*	6,551	427,780
Sodexo SA (France)	16,036	1,566,246
Starbucks Corp.	195,981	20,407,502
Whitbread PLC (United Kingdom)	91,062	3,363,950
Wynn Resorts Ltd.*	3,217	360,014
Yum China Holdings, Inc. (China)	9,134	579,004
Yum! Brands, Inc.	14,044	1,854,932
		143,704,743
Household Durables — 0.2%
D.R. Horton, Inc.	9,314	909,885
Garmin Ltd.	4,533	457,470
Lennar Corp. (Class A Stock)	60,008	6,307,441
Mohawk Industries, Inc.*	1,664	166,766
Newell Brands, Inc.(a)	12,439	154,741
NVR, Inc.*	89	495,925
PulteGroup, Inc.	7,099	413,730
Sekisui Chemical Co. Ltd. (Japan)	143,000	2,030,951
Sekisui House Ltd. (Japan)	51,600	1,051,672
Sony Group Corp. (Japan)	104,800	9,545,538
Toll Brothers, Inc.	19,190	1,151,976
Whirlpool Corp.(a)	1,665	219,813
		22,905,908
Household Products — 0.6%
Church & Dwight Co., Inc.	7,436	657,417
Clorox Co. (The)(a)	3,774	597,198
Colgate-Palmolive Co.	161,446	12,132,667
Essity AB (Sweden) (Class B Stock)	72,265	2,064,170
Henkel AG & Co. KGaA (Germany)	8,617	626,859
Kimberly-Clark Corp.	9,994	1,341,395
	Shares	Value

Common Stocks (continued)
Household Products (cont’d.)
Procter & Gamble Co. (The)	289,038	$42,977,060
Reckitt Benckiser Group PLC (United Kingdom)	84,884	6,457,765
		66,854,531
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	157,136	3,783,835
Vistra Corp.	121,400	2,913,600
		6,697,435
Industrial Conglomerates — 0.4%
3M Co.	111,409	11,710,200
General Electric Co.	55,503	5,306,087
Hitachi Ltd. (Japan)	18,700	1,027,765
Honeywell International, Inc.	84,391	16,128,808
Jardine Matheson Holdings Ltd. (Hong Kong)	89,000	4,329,159
Lifco AB (Sweden) (Class B Stock)	22,969	495,271
Siemens AG (Germany)	24,297	3,936,209
Smiths Group PLC (United Kingdom)	321,424	6,817,011
		49,750,510
Industrial REITs — 0.2%
Americold Realty Trust, Inc.	197,400	5,616,030
Goodman Group (Australia)	341,137	4,328,974
Prologis, Inc.	94,575	11,800,123
		21,745,127
Insurance — 1.4%
Aflac, Inc.	17,863	1,152,521
Ageas SA/NV (Belgium)	11,845	512,395
AIA Group Ltd. (Hong Kong)	155,800	1,633,930
Allstate Corp. (The)	58,631	6,496,901
American International Group, Inc.	193,550	9,747,178
Aon PLC (Class A Stock)	19,026	5,998,708
Arch Capital Group Ltd.*	24,227	1,644,287
Arthur J. Gallagher & Co.	15,246	2,916,712
Assicurazioni Generali SpA (Italy)	89,602	1,785,285
Assurant, Inc.	1,888	226,692
AXA SA (France)	416,793	12,719,515
Axis Capital Holdings Ltd.	23,935	1,304,936
Baloise Holding AG (Switzerland)	10,990	1,711,323
Brown & Brown, Inc.	7,877	452,297
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	593,600	1,573,689
Chubb Ltd.	84,794	16,465,299
Cincinnati Financial Corp.(a)	5,106	572,280
Everest Re Group Ltd.	1,222	437,500
Fairfax Financial Holdings Ltd. (Canada)	1,742	1,158,536
Globe Life, Inc.	3,219	354,154
Hartford Financial Services Group, Inc. (The)	41,208	2,871,786
iA Financial Corp., Inc. (Canada)	9,637	610,807
Japan Post Insurance Co. Ltd. (Japan)	72,500	1,129,974
Lincoln National Corp.	5,871	131,921
Loews Corp.	6,772	392,911

A7

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Manulife Financial Corp. (Canada)	64,397	$1,181,684
Marsh & McLennan Cos., Inc.	73,855	12,300,550
Medibank Private Ltd. (Australia)	586,207	1,322,876
MetLife, Inc.	268,391	15,550,575
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	11,503	4,021,861
NN Group NV (Netherlands)	73,233	2,659,085
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	224,000	1,449,104
Poste Italiane SpA (Italy), 144A	758,423	7,734,080
Principal Financial Group, Inc.	7,433	552,421
Progressive Corp. (The)	137,926	19,731,694
QBE Insurance Group Ltd. (Australia)	123,325	1,207,416
RenaissanceRe Holdings Ltd. (Bermuda)	13,628	2,730,234
Sampo OYJ (Finland) (Class A Stock)	39,250	1,852,018
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	7,279	1,150,608
Suncorp Group Ltd. (Australia)	161,832	1,314,906
Swiss Life Holding AG (Switzerland)	8,457	5,218,871
T&D Holdings, Inc. (Japan)	372,600	4,617,959
Tokio Marine Holdings, Inc. (Japan)	25,200	484,973
Travelers Cos., Inc. (The)	7,322	1,255,064
Unum Group	98,400	3,892,704
W.R. Berkley Corp.	6,661	414,714
Willis Towers Watson PLC	3,442	799,852
		165,444,786
Interactive Media & Services — 1.6%
Alphabet, Inc. (Class A Stock)*	739,099	76,666,739
Alphabet, Inc. (Class C Stock)*	500,925	52,096,200
Kakaku.com, Inc. (Japan)	78,300	1,074,849
Match Group, Inc.*	8,630	331,306
Meta Platforms, Inc. (Class A Stock)*	289,712	61,401,561
Scout24 SE (Germany), 144A	9,395	558,805
Tencent Holdings Ltd. (China)	48,800	2,384,823
		194,514,283
IT Services — 0.5%
Accenture PLC (Class A Stock)	76,665	21,911,624
Akamai Technologies, Inc.*	35,970	2,816,451
CGI, Inc. (Canada)*	7,991	770,128
Cognizant Technology Solutions Corp. (Class A Stock)	86,422	5,265,693
DXC Technology Co.*	43,540	1,112,882
EPAM Systems, Inc.*	1,560	466,440
Fujitsu Ltd. (Japan)	9,200	1,243,198
Gartner, Inc.*	4,633	1,509,292
International Business Machines Corp.(a)	106,992	14,025,581
NEC Corp. (Japan)	16,200	625,404
Nomura Research Institute Ltd. (Japan)	33,000	771,795
Obic Co. Ltd. (Japan)	3,800	601,896
Okta, Inc.*	59,000	5,088,160
Otsuka Corp. (Japan)	14,200	504,310
TIS, Inc. (Japan)	141,400	3,739,412
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
VeriSign, Inc.*	2,887	$610,110
Wix.com Ltd. (Israel)*	5,000	499,000
		61,561,376
Leisure Products — 0.0%
Hasbro, Inc.	4,098	220,022
Sankyo Co. Ltd. (Japan)	27,100	1,131,470
		1,351,492
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	69,980	9,681,033
Bio-Rad Laboratories, Inc. (Class A Stock)*	465	222,744
Bio-Techne Corp.	4,436	329,107
Charles River Laboratories International, Inc.*	1,459	294,455
Danaher Corp.	54,961	13,852,370
ICON PLC*	6,466	1,381,073
Illumina, Inc.*(a)	4,775	1,110,426
IQVIA Holdings, Inc.*	5,555	1,104,834
Lonza Group AG (Switzerland)	5,004	3,012,407
Mettler-Toledo International, Inc.*	1,666	2,549,330
PerkinElmer, Inc.	3,883	517,449
Sotera Health Co.*	396,100	7,094,151
Thermo Fisher Scientific, Inc.	45,477	26,211,579
Waters Corp.*	1,775	549,593
West Pharmaceutical Services, Inc.	2,110	731,052
		68,641,603
Machinery — 1.2%
Aalberts NV (Netherlands)	17,983	849,451
AGCO Corp.	16,200	2,190,240
Alfa Laval AB (Sweden)	19,975	713,250
Atlas Copco AB (Sweden) (Class A Stock)	143,710	1,820,568
Atlas Copco AB (Sweden) (Class B Stock)	131,059	1,507,538
Caterpillar, Inc.	71,524	16,367,552
CNH Industrial NV (United Kingdom)	357,395	5,468,563
Cummins, Inc.	4,220	1,008,074
Daimler Truck Holding AG (Germany)*	50,905	1,717,994
Deere & Co.	65,368	26,989,140
Donaldson Co., Inc.	26,500	1,731,510
Doosan Bobcat, Inc. (South Korea)	19,411	652,858
Dover Corp.	41,260	6,269,044
Epiroc AB (Sweden) (Class A Stock)	54,430	1,080,437
Epiroc AB (Sweden) (Class B Stock)	29,400	501,284
Esab Corp.	39,500	2,333,265
Fortive Corp.	57,805	3,940,567
GEA Group AG (Germany)	121,487	5,541,941
Hitachi Construction Machinery Co. Ltd. (Japan)(a)	188,200	4,386,429
IDEX Corp.	2,331	538,531
Illinois Tool Works, Inc.(a)	8,324	2,026,478
Ingersoll Rand, Inc.	12,297	715,439
Komatsu Ltd. (Japan)	205,200	5,094,119
MINEBEA MITSUMI, Inc. (Japan)	30,800	588,172

A8

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Mitsubishi Heavy Industries Ltd. (Japan)	65,800	$2,424,139
Nordson Corp.	1,658	368,507
OSG Corp. (Japan)	52,100	785,719
Otis Worldwide Corp.	41,353	3,490,193
PACCAR, Inc.	90,399	6,617,207
Parker-Hannifin Corp.	38,165	12,827,638
Pentair PLC	4,995	276,074
Rational AG (Germany)	734	493,384
Sandvik AB (Sweden)	28,625	607,588
Snap-on, Inc.	1,555	383,914
Spirax-Sarco Engineering PLC (United Kingdom)	5,544	813,986
Stanley Black & Decker, Inc.	4,434	357,292
Timken Co. (The)	78,600	6,423,192
Toyota Industries Corp. (Japan)	12,000	668,533
Volvo AB (Sweden) (Class B Stock)(a)	388,708	8,009,971
Westinghouse Air Brake Technologies Corp.	5,328	538,448
Xylem, Inc.(a)	5,329	557,946
		139,676,175
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	265	470,122
AP Moller - Maersk A/S (Denmark) (Class B Stock)	195	354,454
Kuehne + Nagel International AG (Switzerland)	4,046	1,205,041
SITC International Holdings Co. Ltd. (China)	1,525,000	3,277,469
		5,307,086
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*(a)	3,237	1,157,583
Comcast Corp. (Class A Stock)	501,353	19,006,292
Dentsu Group, Inc. (Japan)	87,600	3,087,751
DISH Network Corp. (Class A Stock)*	7,982	74,472
Fox Corp. (Class A Stock)	9,093	309,617
Fox Corp. (Class B Stock)	4,768	149,286
Hakuhodo DY Holdings, Inc. (Japan)	52,000	589,547
Informa PLC (United Kingdom)	194,790	1,669,636
Interpublic Group of Cos., Inc. (The)	12,100	450,604
Liberty Broadband Corp. (Class A Stock)*	12,400	1,018,288
Liberty Broadband Corp. (Class C Stock)*	65,100	5,318,670
News Corp. (Class A Stock)	11,580	199,986
News Corp. (Class B Stock)	4,565	79,568
Omnicom Group, Inc.	6,102	575,663
Paramount Global (Class B Stock)(a)	15,625	348,594
Publicis Groupe SA (France)	124,535	9,721,177
WPP PLC (United Kingdom)	693,825	8,243,279
		52,000,013
	Shares	Value

Common Stocks (continued)
Metals & Mining — 0.8%
ArcelorMittal SA (Luxembourg)	274,375	$8,312,544
Barrick Gold Corp. (Canada)	161,549	2,999,965
BHP Group Ltd. (Australia)	612,040	19,348,988
BlueScope Steel Ltd. (Australia)	508,445	6,881,992
Boliden AB (Sweden)	55,156	2,166,760
Fortescue Metals Group Ltd. (Australia)	410,899	6,176,458
Freeport-McMoRan, Inc.	42,597	1,742,643
Glencore PLC (Australia)	1,056,204	6,077,630
IGO Ltd. (Australia)	51,898	445,032
JFE Holdings, Inc. (Japan)	42,000	533,082
Newmont Corp.	23,579	1,155,843
Nippon Steel Corp. (Japan)	438,300	10,335,768
Norsk Hydro ASA (Norway)	109,440	816,797
Nucor Corp.	7,881	1,217,378
Pilbara Minerals Ltd. (Australia)	365,608	972,665
Rio Tinto Ltd. (Australia)	31,264	2,512,056
Rio Tinto PLC (Australia)	122,918	8,343,427
South32 Ltd. (Australia)	348,432	1,021,160
Steel Dynamics, Inc.	41,778	4,723,421
Sumitomo Metal Mining Co. Ltd. (Japan)	19,600	749,973
United States Steel Corp.	253,400	6,613,740
voestalpine AG (Austria)	12,600	428,434
		93,575,756
Multi-Utilities — 0.5%
Ameren Corp.	42,766	3,694,555
CenterPoint Energy, Inc.	148,485	4,374,368
CMS Energy Corp.	29,873	1,833,605
Consolidated Edison, Inc.	30,948	2,960,795
Dominion Energy, Inc.	48,964	2,737,577
DTE Energy Co.	74,185	8,126,225
E.ON SE (Germany)	1,042,450	13,004,272
Engie SA (France)	543,308	8,597,687
NiSource, Inc.	184,778	5,166,393
Public Service Enterprise Group, Inc.	35,122	2,193,369
Sempra Energy	14,425	2,180,483
WEC Energy Group, Inc.	9,327	884,106
		55,753,435
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	30,904	3,881,233
Boston Properties, Inc.	11,697	633,042
Dexus (Australia)	79,813	403,521
Hudson Pacific Properties, Inc.	682,900	4,541,285
Japan Real Estate Investment Corp. (Japan)	1,097	4,371,810
JBG SMITH Properties	49,600	746,976
		14,577,867
Oil, Gas & Consumable Fuels — 2.3%
APA Corp.	9,661	348,376
BP PLC (United Kingdom)	2,690,622	17,006,143
Canadian Natural Resources Ltd. (Canada)	4,911	271,767
Cenovus Energy, Inc. (Canada)	46,737	815,434
Cheniere Energy, Inc.	49,838	7,854,469

A9

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chevron Corp.	208,556	$34,027,997
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,310,000	1,363,177
ConocoPhillips	287,362	28,509,184
Coterra Energy, Inc.(a)	23,615	579,512
Devon Energy Corp.	19,650	994,486
Diamondback Energy, Inc.	5,205	703,560
Eni SpA (Italy)	299,612	4,178,500
EOG Resources, Inc.	43,852	5,026,755
EQT Corp.	10,715	341,916
Equinor ASA (Norway)	347,092	9,867,278
Exxon Mobil Corp.	536,662	58,850,355
Hess Corp.	49,253	6,518,142
Inpex Corp. (Japan)	366,100	3,874,262
Kinder Morgan, Inc.(a)	58,946	1,032,144
LUKOIL PJSC (Russia), ADR*(a)^	15,069	1
Marathon Oil Corp.	20,114	481,931
Marathon Petroleum Corp.	71,810	9,682,142
Occidental Petroleum Corp.(a)	22,139	1,382,138
ONEOK, Inc.	72,003	4,575,071
PDC Energy, Inc.	24,573	1,577,095
Petroleo Brasileiro SA (Brazil), ADR	67,733	706,455
Phillips 66	14,209	1,440,508
Pioneer Natural Resources Co.	53,563	10,939,707
Repsol SA (Spain)	86,940	1,336,952
Shell PLC (Netherlands)	737,053	21,004,980
Southwestern Energy Co.*	579,600	2,898,000
Suncor Energy, Inc. (Canada)	33,716	1,046,780
Targa Resources Corp.	6,529	476,291
TotalEnergies SE (France)	227,431	13,410,179
TotalEnergies SE (France), ADR(a)	20,621	1,217,670
Valero Energy Corp.	76,875	10,731,750
Williams Cos., Inc. (The)	196,253	5,860,115
		270,931,222
Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	46,240	601,577
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	87,376	3,666,297
American Airlines Group, Inc.*	20,106	296,564
Delta Air Lines, Inc.*	75,496	2,636,320
Deutsche Lufthansa AG (Germany)*	800,214	8,900,385
Qantas Airways Ltd. (Australia)*	789,528	3,524,022
Singapore Airlines Ltd. (Singapore)	110,000	474,482
Southwest Airlines Co.	17,656	574,526
United Airlines Holdings, Inc.*	105,888	4,685,544
		24,758,140
Personal Care Products — 0.3%
Amorepacific Corp. (South Korea)	6,604	697,026
Estee Lauder Cos., Inc. (The) (Class A Stock)	16,702	4,116,375
Kao Corp. (Japan)	46,400	1,806,133
L’Oreal SA (France)	31,325	13,997,348
	Shares	Value

Common Stocks (continued)
Personal Care Products (cont’d.)
Unilever PLC (United Kingdom)	258,275	$13,383,561
		34,000,443
Pharmaceuticals — 3.0%
Astellas Pharma, Inc. (Japan)	137,900	1,959,189
AstraZeneca PLC (United Kingdom)	97,831	13,554,911
AstraZeneca PLC (United Kingdom), ADR	137,315	9,531,034
Bayer AG (Germany)	180,414	11,525,137
Bristol-Myers Squibb Co.	522,268	36,198,395
Catalent, Inc.*	5,335	350,563
Chugai Pharmaceutical Co. Ltd. (Japan)	72,800	1,797,623
Eli Lilly & Co.	88,955	30,548,926
GSK PLC	767,566	13,562,374
Ipsen SA (France)	30,042	3,307,985
Jazz Pharmaceuticals PLC*	15,100	2,209,583
Johnson & Johnson	307,384	47,644,520
Kyowa Kirin Co. Ltd. (Japan)	25,200	550,155
Merck & Co., Inc.	332,263	35,349,461
Novartis AG (Switzerland)	300,591	27,599,826
Novo Nordisk A/S (Denmark), ADR	7,829	1,245,907
Novo Nordisk A/S (Denmark) (Class B Stock)	239,061	37,967,999
Ono Pharmaceutical Co. Ltd. (Japan)	147,800	3,079,885
Organon & Co.	7,553	177,647
Otsuka Holdings Co. Ltd. (Japan)	18,900	600,068
Pfizer, Inc.	678,049	27,664,399
Roche Holding AG	87,429	24,982,190
Sanofi	191,868	20,813,596
Santen Pharmaceutical Co. Ltd. (Japan)	118,500	1,012,495
Shionogi & Co. Ltd. (Japan)	104,300	4,704,506
Viatris, Inc.	37,518	360,923
Zoetis, Inc.	13,902	2,313,849
		360,613,146
Professional Services — 0.4%
Automatic Data Processing, Inc.	60,529	13,475,571
BayCurrent Consulting, Inc. (Japan)	15,600	647,683
Broadridge Financial Solutions, Inc.	3,440	504,201
Bureau Veritas SA (France)	16,800	482,706
Clarivate PLC*	86,700	814,113
Computershare Ltd.	171,358	2,489,010
Concentrix Corp.	9,600	1,166,880
CoStar Group, Inc.*	34,540	2,378,079
Equifax, Inc.	3,660	742,394
Experian PLC	18,423	606,628
Jacobs Solutions, Inc.	3,771	443,130
Leidos Holdings, Inc.	66,342	6,107,444
Paychex, Inc.	9,441	1,081,844
Randstad NV (Netherlands)(a)	113,944	6,764,253
Robert Half International, Inc.(a)	3,217	259,194
Verisk Analytics, Inc.(a)	4,662	894,451
Wolters Kluwer NV (Netherlands)	34,204	4,317,796
		43,175,377

A10

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development — 0.3%
Capitaland India Trust (Singapore), UTS	400,100	$328,349
CBRE Group, Inc. (Class A Stock)*	27,050	1,969,510
City Developments Ltd. (Singapore)	184,000	1,021,008
CK Asset Holdings Ltd. (Hong Kong)	941,500	5,708,006
Daito Trust Construction Co. Ltd. (Japan)	47,800	4,762,306
Daiwa House Industry Co. Ltd. (Japan)	44,100	1,039,052
LEG Immobilien SE (Germany)	10,875	597,647
Mitsui Fudosan Co. Ltd. (Japan)	289,200	5,432,461
NEPI Rockcastle NV (Romania)	60,151	348,127
New World Development Co. Ltd. (Hong Kong)	160,000	428,896
Nomura Real Estate Holdings, Inc. (Japan)	101,400	2,245,363
Sumitomo Realty & Development Co. Ltd. (Japan)	22,500	508,083
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	128,000	736,943
Zillow Group, Inc. (Class A Stock)*	20,700	904,590
Zillow Group, Inc. (Class C Stock)*	118,000	5,247,460
		31,277,801
Residential REITs — 0.1%
AvalonBay Communities, Inc.	13,149	2,209,821
Camden Property Trust	3,220	337,585
Equity Residential	91,091	5,465,460
Essex Property Trust, Inc.	1,998	417,862
Invitation Homes, Inc.	17,322	540,966
Mid-America Apartment Communities, Inc.	9,041	1,365,552
UDR, Inc.	9,096	373,482
		10,710,728
Retail REITs — 0.1%
Federal Realty Investment Trust	2,109	208,433
Kimco Realty Corp.	19,097	372,964
Klepierre SA (France)(a)	133,975	3,037,506
Realty Income Corp.(a)	43,505	2,754,737
Regency Centers Corp.	4,773	292,012
Scentre Group (Australia)	409,785	758,546
Simon Property Group, Inc.	23,952	2,681,905
Unibail-Rodamco-Westfield (France)*	28,160	1,515,178
Vicinity Ltd. (Australia)	722,071	944,359
		12,565,640
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.*	98,070	9,611,841
Allegro MicroSystems, Inc. (Japan)*	25,900	1,242,941
Analog Devices, Inc.	49,229	9,708,943
Applied Materials, Inc.	33,063	4,061,128
ASM International NV (Netherlands)	3,864	1,568,401
ASML Holding NV (Netherlands) (XAMS)	39,443	26,878,360
ASML Holding NV (Netherlands) (NYSE)	6,191	4,214,276
Broadcom, Inc.	59,024	37,866,257
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Cirrus Logic, Inc.*(a)	8,400	$918,792
Enphase Energy, Inc.*	18,492	3,888,498
First Solar, Inc.*	37,970	8,258,475
GLOBALFOUNDRIES, Inc.*(a)	43,200	3,118,176
Infineon Technologies AG (Germany)	311,487	12,791,278
Intel Corp.(a)	168,646	5,509,665
KLA Corp.	6,429	2,566,264
Lam Research Corp.	41,328	21,908,799
Lasertec Corp. (Japan)	14,953	2,656,841
Lattice Semiconductor Corp.*	117,788	11,248,754
Microchip Technology, Inc.(a)	52,545	4,402,220
Micron Technology, Inc.(a)	32,777	1,977,764
Monolithic Power Systems, Inc.	1,376	688,743
Novatek Microelectronics Corp. (Taiwan)	40,000	568,421
NVIDIA Corp.	293,919	81,641,881
NXP Semiconductors NV (China)	90,370	16,851,746
ON Semiconductor Corp.*	22,229	1,829,891
Qorvo, Inc.*	2,997	304,405
QUALCOMM, Inc.	166,166	21,199,458
Rohm Co. Ltd. (Japan)	6,900	575,091
Skyworks Solutions, Inc.	42,789	5,048,246
SolarEdge Technologies, Inc.*	1,664	505,773
STMicroelectronics NV (Singapore)	217,561	11,592,454
SUMCO Corp. (Japan)	551,000	8,289,210
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	105,952	9,855,655
Teradyne, Inc.(a)	18,642	2,004,201
Texas Instruments, Inc.	61,656	11,468,633
Tokyo Electron Ltd. (Japan)	37,200	4,544,578
		351,366,059
Software — 3.5%
Adobe, Inc.*	67,386	25,968,543
ANSYS, Inc.*	2,552	849,306
Autodesk, Inc.*	6,545	1,362,407
Cadence Design Systems, Inc.*	13,397	2,814,576
Ceridian HCM Holding, Inc.*(a)	15,923	1,165,882
Check Point Software Technologies Ltd. (Israel)*	19,987	2,598,310
Constellation Software, Inc. (Canada)	748	1,406,290
Dassault Systemes SE (France)	129,280	5,332,935
Dynatrace, Inc.*	35,600	1,505,880
Fair Isaac Corp.*	720	505,937
Fortinet, Inc.*	19,407	1,289,789
Gen Digital, Inc.	101,761	1,746,219
Intuit, Inc.	16,107	7,180,984
Microsoft Corp.	862,625	248,694,787
Nice Ltd. (Israel)*	2,444	556,739
Oracle Corp.	113,153	10,514,177
Oracle Corp. (Japan)	13,700	989,426
Palo Alto Networks, Inc.*	55,455	11,076,582
Paycom Software, Inc.*	1,331	404,637
Paylocity Holding Corp.*	35,700	7,096,446
PTC, Inc.*	3,110	398,795
Roper Technologies, Inc.	24,409	10,756,802

A11

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Sage Group PLC (The) (United Kingdom)	60,625	$581,784
Salesforce, Inc.*	133,094	26,589,519
SAP SE (Germany)	11,560	1,459,687
ServiceNow, Inc.*	34,393	15,983,115
Synopsys, Inc.*	36,747	14,193,529
Teradata Corp.*	40,500	1,631,340
Tyler Technologies, Inc.*	1,287	456,422
WiseTech Global Ltd. (Australia)	71,841	3,164,860
Xero Ltd. (New Zealand)*	11,676	708,166
Zoom Video Communications, Inc. (Class A Stock)*	45,000	3,322,800
		412,306,671
Specialized REITs — 0.4%
American Tower Corp.	46,599	9,522,040
Crown Castle, Inc.	12,898	1,726,268
Digital Realty Trust, Inc.	65,171	6,406,961
Equinix, Inc.	8,510	6,136,050
Extra Space Storage, Inc.	4,118	670,946
Gaming & Leisure Properties, Inc.	34,087	1,774,569
Iron Mountain, Inc.(a)	48,558	2,569,204
Public Storage	33,883	10,237,409
SBA Communications Corp.	22,866	5,969,627
VICI Properties, Inc.	28,656	934,759
Weyerhaeuser Co.	166,371	5,012,758
		50,960,591
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	11,533	1,402,528
AutoNation, Inc.*	6,300	846,468
AutoZone, Inc.*	568	1,396,229
Bath & Body Works, Inc.	30,552	1,117,592
Best Buy Co., Inc.	21,421	1,676,622
CarMax, Inc.*	4,656	299,288
Home Depot, Inc. (The)	91,481	26,997,873
Industria de Diseno Textil SA (Spain)	363,832	12,223,016
JD Sports Fashion PLC (United Kingdom)	2,691,085	5,926,372
Lowe’s Cos., Inc.	134,216	26,839,174
O’Reilly Automotive, Inc.*	4,091	3,473,177
Penske Automotive Group, Inc.	5,400	765,774
Ross Stores, Inc.	38,424	4,077,939
TJX Cos., Inc. (The)	191,441	15,001,317
Tractor Supply Co.	8,673	2,038,502
Ulta Beauty, Inc.*	18,085	9,868,442
ZOZO, Inc. (Japan)	85,000	1,944,114
		115,894,427
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	1,646,542	271,514,775
Canon, Inc. (Japan)	235,800	5,251,235
FUJIFILM Holdings Corp. (Japan)	103,100	5,233,664
Hewlett Packard Enterprise Co.	531,891	8,473,024
HP, Inc.	27,074	794,622
NetApp, Inc.	6,772	432,392
	Shares	Value

Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	38,021	$1,880,175
Seagate Technology Holdings PLC(a)	22,356	1,478,179
Seiko Epson Corp. (Japan)(a)	144,100	2,058,908
Western Digital Corp.*	9,668	364,193
		297,481,167
Textiles, Apparel & Luxury Goods — 1.0%
Brunello Cucinelli SpA (Italy)	23,430	2,324,649
Burberry Group PLC (United Kingdom)	60,341	1,932,109
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	110,725	17,755,436
Deckers Outdoor Corp.*	14,165	6,367,876
Hermes International (France)	11,215	22,713,258
Lululemon Athletica, Inc.*	11,516	4,194,012
LVMH Moet Hennessy Louis Vuitton SE (France)	38,611	35,441,368
NIKE, Inc. (Class B Stock)	142,789	17,511,643
On Holding AG (Switzerland) (Class A Stock)*(a)	60,484	1,876,818
PVH Corp.	13,400	1,194,744
Ralph Lauren Corp.(a)	1,331	155,288
Swatch Group AG (The) (Switzerland)	18,001	6,199,379
Tapestry, Inc.	7,759	334,490
VF Corp.	9,894	226,672
		118,227,742
Tobacco — 0.4%
Altria Group, Inc.	155,131	6,921,945
British American Tobacco PLC (United Kingdom)	398,403	13,965,786
Imperial Brands PLC (United Kingdom)	262,321	6,032,250
Japan Tobacco, Inc. (Japan)	520,100	10,986,358
Philip Morris International, Inc.	144,249	14,028,215
		51,934,554
Trading Companies & Distributors — 0.6%
Ashtead Group PLC (United Kingdom)	129,861	7,974,106
Brenntag SE (Germany)	11,395	857,545
Fastenal Co.	17,088	921,727
Howden Joinery Group PLC (United Kingdom)	106,573	920,207
IMCD NV (Netherlands)	4,644	759,368
ITOCHU Corp. (Japan)	87,600	2,852,821
Marubeni Corp. (Japan)	782,600	10,643,139
Mitsubishi Corp. (Japan)	323,700	11,632,630
Mitsui & Co. Ltd. (Japan)	386,900	12,059,613
MonotaRO Co. Ltd. (Japan)	76,800	967,344
Rexel SA (France)*	14,361	341,429
Sumitomo Corp. (Japan)	19,000	336,592
Toromont Industries Ltd. (Canada)	13,314	1,092,802
Toyota Tsusho Corp. (Japan)	53,300	2,272,566
United Rentals, Inc.	6,899	2,730,348
W.W. Grainger, Inc.	7,332	5,050,355
WESCO International, Inc.	31,300	4,837,102
		66,249,694

A12

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A*	4,056	$655,889
Water Utilities — 0.1%
American Water Works Co., Inc.	53,542	7,843,368
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	196,700	6,065,789
SoftBank Group Corp. (Japan)	17,900	703,712
Tele2 AB (Sweden) (Class B Stock)	51,680	514,375
T-Mobile US, Inc.*	125,762	18,215,368
Vodafone Group PLC (United Kingdom)	527,682	582,085
		26,081,329

Total Common Stocks (cost $5,937,570,141)		5,917,236,885
Exchange-Traded Funds — 4.0%
iShares Core S&P 500 ETF	169,380	69,628,730
iShares Core Total USD Bond Market ETF(a)	198,205	9,147,161
iShares Core U.S. Aggregate Bond ETF	572,773	57,071,102
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	487,773	53,464,798
iShares iBoxx High Yield Corporate Bond ETF(a)	20,725	1,565,774
iShares JP Morgan USD Emerging Markets Bond ETF	91,500	7,894,620
iShares MBS ETF	55,570	5,264,146
iShares MSCI EAFE ETF(a)	226,300	16,184,976
iShares Russell 1000 Growth ETF	250,705	61,254,753
iShares Russell 1000 Value ETF	248,662	37,861,276
SPDR S&P 500 ETF Trust	307,540	125,903,801
Vanguard Total Bond Market ETF	348,897	25,759,065

Total Exchange-Traded Funds (cost $469,322,304)		471,000,202
Preferred Stocks — 0.1%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	35,233	4,522,130
Porsche Automobil Holding SE (Germany) (PRFC)	24,183	1,388,274
Volkswagen AG (Germany) (PRFC)	15,066	2,056,092
		7,966,496
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	4,043	324,868
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	6,191	2,609,236
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	228,745	1,141,818

Total Preferred Stocks (cost $11,761,820)		12,042,418

	Units	Value
Rights* — 0.0%
Health Care Equipment & Supplies
ABIOMED, Inc., expiring 12/31/23^	1,100	$—
(cost $0)
Warrants* — 0.0%
Pharmaceuticals
Optinose, Inc., expiring 11/23/27	6,012	—
(cost $60)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.6%
Automobiles — 0.0%
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		327	319,809
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		565	549,312
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25		592	580,399
Series 2021-03A, Class D
1.550%	06/15/27		700	644,811
Flagship Credit Auto Trust,
Series 2021-01, Class A, 144A
0.310%	06/16/25		13	12,531
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	400	270,994
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		125	113,630
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25		329	319,986
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		88	85,419
Series 2021-03, Class D, 144A
1.009%	02/26/29		129	121,877
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		315	305,869
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25		590	588,290
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25		62	61,381
Series 2021-02A, Class B, 144A
0.620%	07/15/26		245	238,762
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
5.041%(c)	08/20/29		714	707,415

A13

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		200	$179,183
				5,099,668
Collateralized Loan Obligations — 2.6%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
6.198%(c)	04/20/32		3,441	3,421,462
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.918%(c)	10/25/33		1,480	1,451,235
Allegro CLO Ltd. (Cayman Islands),
Series 2016-01A, Class CR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
6.792%(c)	01/15/30		670	641,645
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	07/15/31		1,064	1,049,601
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.018%(c)	10/20/34		5,000	4,879,678
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.319%(c)	04/25/34	EUR	1,753	1,833,585
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.058%(c)	04/15/32	EUR	5,851	6,188,874
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.418%(c)	07/25/34		1,082	1,039,422
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	10/17/32		6,355	6,228,304
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
5.802%(c)	10/15/33		575	567,769
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.947%(c)	05/17/31		1,064	1,050,757
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.962%(c)	10/15/34		16,000	15,664,155
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.035%(c)	08/20/32		14,500	14,217,486
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.888%(c)	04/15/31	EUR	2,128	$2,243,113
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.278%(c)	10/15/35	EUR	9,145	9,538,026
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	01/20/35		4,815	4,689,497
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	07/20/34		2,553	2,500,748
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.795%(c)	04/18/31		706	697,644
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
5.848%(c)	04/20/31		1,489	1,472,523
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.932%(c)	07/15/34		2,766	2,701,969
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2018-28A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.534%(c)	11/07/30		500	484,522
Series 2018-28A, Class BR, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
6.984%(c)	11/07/30		253	239,649
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.912%(c)	01/17/34		6,000	5,854,328
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.583%(c)	08/26/32	EUR	7,500	7,915,163
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.072%(c)	07/15/29		220	218,766
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.912%(c)	07/15/31		2,128	2,095,295
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/34		10,000	9,742,447
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.032%(c)	04/15/33		941	927,386

A14

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.288%(c)	10/15/34	EUR	4,250	$4,422,538
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
5.802%(c)	04/15/31		3,191	3,153,106
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.932%(c)	04/15/34		2,128	2,066,085
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.180%)
6.079%(c)	10/20/31		1,702	1,684,023
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.203%(c)	04/15/33		2,128	2,095,572
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.349%(c)	04/25/34	EUR	1,064	1,112,897
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.806%(c)	02/05/31		276	273,779
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.938%(c)	10/19/28		708	703,061
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
5.875%(c)	04/21/31		1,176	1,160,219
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.938%(c)	07/15/31	EUR	2,553	2,694,356
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.968%(c)	04/25/30		481	475,884
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/34		9,000	8,780,302
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.812%(c)	10/17/31		1,895	1,865,954
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.978%(c)	10/20/34		12,250	11,926,775
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.088%(c)	07/15/32	EUR	4,750	4,976,795
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.872%(c)	10/15/32	1,975	$1,943,430
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.542%(c)	04/15/29	1,245	1,231,855
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.938%(c)	04/25/32	1,489	1,466,739
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.935%(c)	01/18/34	8,500	8,340,771
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.002%(c)	10/15/34	15,750	15,355,732
MidOcean Credit CLO (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
6.452%(c)	01/29/30	448	439,474
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.806%(c)	10/12/30	1,694	1,675,898
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
5.912%(c)	07/15/31	2,128	2,098,556
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.165%(c)	10/13/27	230	229,828
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
6.042%(c)	10/15/34	1,500	1,466,652
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.925%(c)	04/22/30	12,250	12,038,859
Series 2019-01A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
6.565%(c)	04/22/30	300	289,634
Series 2019-01A, Class CR, 144A, 3 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
7.165%(c)	04/22/30	250	236,054
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
6.012%(c)	10/15/34	4,000	3,900,899
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.902%(c)	04/26/31	3,214	3,176,290
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
5.872%(c)	04/17/31	5,240	5,148,736

A15

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
5.802%(c)	07/17/29	1,323	$1,314,229
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.908%(c)	10/20/31	7,500	7,366,608
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.052%(c)	10/30/30	2,247	2,226,458
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.850%(c)	04/15/31	990	975,526
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
5.922%(c)	01/17/31	851	844,495
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
5.892%(c)	07/16/31	1,277	1,261,006
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.025%(c)	02/20/28	250	245,886
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
6.658%(c)	07/20/34	588	565,539
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.972%(c)	10/15/34	6,000	5,839,354
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
5.942%(c)	07/15/31	2,128	2,099,242
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
5.955%(c)	02/20/30	224	221,089
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.968%(c)	10/20/31	3,191	3,151,607
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	10/20/34	6,000	5,844,085
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.928%(c)	04/25/31	3,191	3,154,105
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.892%(c)	01/26/31	851	841,059
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
5.742%(c)	04/15/29	480	475,446
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.138%(c)	01/17/32	EUR	7,500	$7,925,755
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.279%(c)	04/25/30	EUR	738	786,928
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
3.413%(c)	02/20/30	EUR	2,244	2,393,845
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
5.752%(c)	04/16/31		288	283,975
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.982%(c)	10/29/34		4,530	4,427,311
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.998%(c)	07/25/34		2,128	2,082,277
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.032%(c)	01/17/30		1,110	1,099,575
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.025%(c)	04/23/32		2,547	2,506,728
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.072%(c)	04/15/33		629	616,896
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.872%(c)	10/17/32		7,000	6,866,945
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	07/17/31		1,859	1,831,317
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
5.978%(c)	07/20/32		2,705	2,646,050
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.942%(c)	01/17/31		1,181	1,156,307
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
5.946%(c)	07/24/32		12,290	12,031,515

A16

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.002%(c)	10/15/34	2,995	$2,923,445
			301,990,405
Consumer Loans — 0.0%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	225	218,326
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	378	362,593
Series 2022-X01, Class A, 144A
1.750%	02/15/27	107	104,478
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	93	88,567
Series 2022-A, Class A, 144A
1.710%	02/20/35	781	747,872
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	168	165,027
Series 2021-01A, Class A, 144A
1.900%	11/20/31	185	161,448
Series 2021-02A, Class C, 144A
3.090%	04/20/32	200	163,054
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31	68	66,999
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	300	269,231
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	61	59,700
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	100	94,751
Series 2021-01, Class C, 144A
1.610%	09/25/30	200	184,512
Series 2021-01, Class D, 144A
2.040%	09/25/30	200	183,206
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	313	305,393
			3,175,157
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.485%(c)	05/25/34	18	16,817
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
6.345%(c)	03/25/43	9	8,430
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.545%(c)	09/25/34		14	$10,769
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.485%(c)	08/25/33		16	15,112
				51,128
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		36	35,499
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
7.645%(c)	06/25/24		435	409,296
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.445%(c)	02/25/34		4	3,864
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
4.625%(c)	10/25/34		11	10,630
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
5.895%(c)	11/25/34		6	6,086
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
3.898%(c)	11/25/60	EUR	237	244,084
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
6.690%(c)	01/25/35		12	10,963
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.403%(c)	09/27/75	EUR	338	350,025
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
5.557%(c)	09/25/34		39	36,925
				662,577
Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		74	68,866

A17

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	132	$123,114
			191,980

Total Asset-Backed Securities (cost $322,779,542)			311,615,710
Commercial Mortgage-Backed Securities — 0.2%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	85	78,902
Series 2018-BN13, Class A4
3.953%	08/15/61	320	301,048
Series 2019-BN20, Class A2
2.758%	09/15/62	400	348,263
Series 2019-BN24, Class A3
2.960%	11/15/62	135	117,763
Series 2021-BN34, Class A5
2.438%	06/15/63	165	133,756
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	285	253,432
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.384%(c)	09/15/38	200	187,473
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
7.034%(c)	09/15/38	450	421,463
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	790	662,212
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	255	233,697
Series 2019-CD08, Class A3
2.657%	08/15/57	705	609,531
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	291	269,371
Series 2016-C07, Class A2
3.585%	12/10/54	260	242,378
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	575	548,869
Series 2017-C04, Class A3
3.209%	10/12/50	275	252,874
Series 2019-GC41, Class A4
2.620%	08/10/56	280	241,705
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	185	182,510
Series 2014-UBS04, Class A3
3.430%	08/10/47	58	57,784
Series 2014-UBS06, Class A4
3.378%	12/10/47	186	179,109
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-LC21, Class A3
3.445%	07/10/48		456	$434,257
Series 2015-LC23, Class A3
3.521%	10/10/48		380	363,298
Series 2016-COR01, Class A3
2.826%	10/10/49		336	311,602
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		215	197,759
Series 2018-CX12, Class A3 (original cost $220,902; purchased 07/09/21)(f)
3.959%	08/15/51		195	183,369
Series 2019-C17, Class A4
2.763%	09/15/52		105	89,865
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.055%(c)	08/07/30	GBP	1,033	1,187,840
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		320	293,817
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		140	111,428
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.694%(cc)	09/25/24		115	899
Series K052, Class X1, IO
0.635%(cc)	11/25/25		9,388	123,976
Series K055, Class X1, IO
1.344%(cc)	03/25/26		2,222	76,722
Series K097, Class X1, IO
1.091%(cc)	07/25/29		1,175	65,634
Series K131, Class X1, IO
0.729%(cc)	07/25/31		11,383	548,913
Series K154, Class A2
4.350%	01/25/33		340	343,065
Series K736, Class X1, IO
1.287%(cc)	07/25/26		158	5,422
Series K741, Class X1, IO
0.570%(cc)	12/25/27		155	3,423
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
6.784%(c)	10/15/36		260	237,714
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
8.234%(c)	10/15/36		420	385,488
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		130	125,428
Series 2019-GC42, Class A3
2.749%	09/10/52		625	540,325
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		539	520,253

A18

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
7.324%(c)	06/15/38		800	$696,116
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
8.074%(c)	06/15/38		585	497,348
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.458%(c)	03/15/39		300	284,960
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.908%(c)	03/15/39		850	803,128
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		140	131,178
Series 2019-H07, Class A3
3.005%	07/15/52		50	44,057
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36		500	434,320
ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.864%)
6.691%(c)	03/15/36		110	97,337
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.181%(c)	08/17/31	GBP	1,314	1,484,066
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4 (original cost $367,936; purchased 07/09/21)(f)
4.030%	08/15/51		325	306,150
Series 2019-C16, Class A3
3.344%	04/15/52		280	256,957
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		41	40,353
Series 2017-C38, Class A4
3.190%	07/15/50		261	240,145
Series 2017-C41, Class A3
3.210%	11/15/50		420	384,916
Series 2019-C49, Class A3
3.749%	03/15/52		375	357,900
Series 2019-C52, Class A4
2.643%	08/15/52		180	156,978
Series 2021-C59, Class A5
2.626%	04/15/54		100	82,497

Total Commercial Mortgage-Backed Securities (cost $20,431,944)				17,771,043
Corporate Bonds — 2.6%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		1,875	1,812,227
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
2.196%	02/04/26		471	$436,905
3.625%	02/01/31		815	744,836
5.705%	05/01/40		200	201,768
5.805%	05/01/50		495	497,689
5.930%	05/01/60		100	99,962
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26		125	125,774
7.500%	03/15/25		203	203,000
7.500%	02/01/29		100	101,875
7.875%	04/15/27(a)		3,395	3,434,212
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		270	274,353
5.100%	11/15/27		1,230	1,277,161
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.950%	03/15/53		180	179,203
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		340	285,520
5.375%	02/27/53		205	215,833
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29		170	151,013
				10,041,331
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	752,813
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	975	940,840
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		2,235	1,988,162
				3,681,815
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		70	68,786
5.750%	04/20/29		85	81,307
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,390	1,332,874
4.625%	04/15/29		335	302,978
				1,785,945
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		20	18,943

A19

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Apparel (cont’d.)
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31(a)		185	$157,844
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27(a)		1,810	1,767,648
				1,944,435
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		750	587,186
4.750%	01/15/43		332	252,738
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		363	309,708
4.375%	08/06/23		200	198,689
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		285	274,123
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25		335	338,823
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	1,944	2,051,460
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		205	165,733
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	600	631,121
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	740,943
				5,550,524
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		100	98,000
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		380	309,917
4.500%	02/15/32		350	282,320
5.625%	06/15/28(a)		475	446,078
				1,136,315
Banks — 0.4%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	800	519,892
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	11,500	1,724,234
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		200	$187,377
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	200	214,189
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		595	486,368
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		388	337,430
2.972%(ff)	02/04/33		10	8,428
3.194%(ff)	07/23/30		713	633,364
3.970%(ff)	03/05/29		575	544,602
4.271%(ff)	07/23/29		55	52,936
4.827%(ff)	07/22/26		305	301,350
5.015%(ff)	07/22/33(a)		765	755,652
Sub. Notes
2.482%(ff)	09/21/36		175	132,570
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		335	335,795
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26		320	317,871
5.250%	12/06/24		335	335,598
Sr. Unsec’d. Notes, MTN
3.450%	04/11/25		265	256,821
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
3.750%	02/01/33	EUR	400	429,954
Sub. Notes
3.875%(ff)	06/16/32	EUR	900	933,842
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	430	345,283
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	250	244,138
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	200	210,406
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		275	231,422
2.591%(ff)	01/20/28		355	318,495
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	173,537
2.125%(ff)	01/23/27	EUR	1,000	1,020,392
Sub. Notes, EMTN
1.125%(ff)	01/15/32	EUR	400	371,017
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		1,140	1,023,561
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	400	407,754

A20

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		425	$358,392
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		115	100,881
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		440	385,550
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33		325	275,797
3.980%(ff)	03/20/30		86	80,312
4.075%(ff)	04/23/29		1,360	1,296,052
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		305	283,734
Commerzbank AG (Germany),
Sr. Unsec’d. Notes, EMTN
4.625%(ff)	03/21/28	EUR	300	318,089
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	2,800	2,355,024
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	300	189,040
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	100	90,220
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		670	566,150
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	360	251,412
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	1,140	1,190,486
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		295	250,232
6.720%(ff)	01/18/29		220	218,898
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	938,896
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	142,237
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	660	383,930
6.100%	02/21/33	AUD	400	276,637
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.400%	08/18/25	CNH	1,000	144,210
3.500%	07/02/25	CNH	1,000	144,647
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		400	332,367
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,095	873,358
2.615%(ff)	04/22/32		110	91,627
3.102%(ff)	02/24/33		1,190	1,019,905
3.375%	03/27/25	EUR	2,060	2,216,604
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
4.482%(ff)	08/23/28		305	$298,389
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
0.641%(ff)	09/24/29	EUR	670	596,844
3.000%(ff)	07/22/28	GBP	975	1,075,947
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	700	617,341
3.869%(ff)	03/28/26		300	289,773
Israel Discount Bank Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
5.375%	01/26/28		360	352,305
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		585	546,470
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	970	1,091,791
2.069%(ff)	06/01/29		1,530	1,325,001
2.545%(ff)	11/08/32		470	390,145
2.580%(ff)	04/22/32		132	111,188
3.702%(ff)	05/06/30		147	136,767
4.452%(ff)	12/05/29		282	273,946
4.851%(ff)	07/25/28		305	304,509
4.912%(ff)	07/25/33		1,260	1,252,783
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
5.796%(ff)	01/19/29		200	201,158
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	1,578	1,622,518
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	882	682,220
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34		360	333,100
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	300	298,163
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	650	615,075
3.620%(ff)	04/17/25		325	318,993
4.656%(ff)	03/02/29	EUR	250	275,475
5.123%(ff)	02/01/29		130	130,814
5.789%(ff)	11/18/33	GBP	370	463,965
6.342%(ff)	10/18/33		520	568,507
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		100	60,000
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		860	740,388
4.431%(ff)	01/23/30		1	962
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		655	555,161
3.622%(ff)	04/01/31		80	73,239
Sub. Notes
2.484%(ff)	09/16/36		275	207,976

A21

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
6.016%(ff)	03/02/34		200	$205,573
Sub. Notes
3.622%(ff)	08/14/30	GBP	675	769,672
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	2,569	2,496,888
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	144,666
Gtd. Notes, MTN
4.900%	02/01/28	AUD	300	198,379
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
6.833%(ff)	11/21/26		635	642,333
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		365	285,797
Sr. Unsec’d. Notes, 144A, MTN
6.446%(ff)	01/10/29		445	446,063
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	953,531
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		325	326,778
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		820	741,754
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	745	763,312
				51,414,624
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		805	799,566
4.900%	02/01/46		510	494,694
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28		50	49,286
4.350%	06/01/40		220	204,762
4.439%	10/06/48		230	211,767
5.550%	01/23/49		125	134,973
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.200%	10/24/25		200	202,351
5.300%	10/24/27		1,045	1,084,787
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28		175	171,682
				3,353,868
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		240	$230,073
4.200%	02/22/52		60	50,954
4.875%	03/01/53		260	243,588
5.150%	03/02/28		745	760,809
5.250%	03/02/30		370	378,037
5.250%	03/02/33		965	991,085
5.600%	03/02/43		95	97,956
5.650%	03/02/53		135	140,499
5.750%	03/02/63		65	67,436
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		85	62,633
				3,023,070
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		680	630,219
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		198	162,428
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		175	145,250
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,810	1,698,119
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		140	112,282
4.375%	07/15/30		1,142	991,544
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
6.500%	03/15/27		134	133,320
				3,873,162
Chemicals — 0.0%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	1,500	1,396,923
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		200	180,681
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		25	16,605
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	03/27/28		105	104,883
5.800%	03/27/53		215	221,236
Synthos SA (Poland),
Sr. Sec’d. Notes, 144A
2.500%	06/07/28	EUR	218	183,418

A22

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		70	$59,367
				2,163,113
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		845	629,910
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		965	810,600
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	12/04/28	EUR	895	838,064
2.000%	01/15/30	EUR	600	540,675
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	200	204,198
4.250%	09/25/30	GBP	300	339,271
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	2,630	2,330,260
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		206	144,658
S&P Global, Inc.,
Gtd. Notes
2.450%	03/01/27		340	319,486
2.700%	03/01/29(a)		685	623,268
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,035	890,705
3.875%	02/15/31		75	66,171
4.875%	01/15/28(a)		600	573,743
5.250%	01/15/30		1,810	1,741,082
				10,052,091
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33		85	87,791
5.100%	03/22/43		100	103,174
				190,965
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,565	1,375,744
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		430	385,937
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	3,731	$3,712,512
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	2,255	2,172,403
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24		211	190,167
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.750%	09/21/28		250	240,348
4.600%	03/15/33(a)		500	495,912
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		750	580,265
Kane Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A (original cost $3,180,600; purchased 01/27/22)(f)
6.500%	02/15/27	GBP	2,375	2,607,358
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29		124	111,581
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)		2,000	1,818,084
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32		1,315	1,229,627
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		2,145	2,060,997
8.250%	10/01/23		724	726,061
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	2,251	2,292,591
Gtd. Notes, 144A
1.250%	09/27/30		4,028	3,290,932
1.850%	05/03/32	EUR	1,096	1,033,638
2.000%	04/16/31		2,967	2,531,841
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	2,619	2,405,098
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		484	385,335
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	400	350,782
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.185%(s)	02/15/43		193	58,653
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	250	250,869
				28,930,991

A23

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric — 0.3%
Alabama Power Co.,
Sr. Unsec’d. Notes, Series B
3.700%	12/01/47		80	$63,570
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		170	190,157
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		15	13,661
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	997	873,647
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		610	518,062
4.500%	02/15/28		1,095	1,015,420
5.250%	06/01/26		146	142,224
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		35	30,312
5.000%	02/01/31		460	389,740
5.125%	03/15/28		2,231	2,043,233
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		673	562,964
Commonwealth Edison Co.,
First Mortgage
5.300%	02/01/53		375	388,031
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		260	187,174
4.500%	05/15/58		10	8,655
6.150%	11/15/52		220	247,829
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		225	188,918
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		2,310	2,241,775
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		325	190,181
3.600%	08/15/32		160	148,102
4.200%	09/01/52		205	179,725
ContourGlobal Power Holdings SA (United Kingdom),
Sr. Sec’d. Notes, 144A
3.125%	01/01/28	EUR	100	86,042
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		224	217,977
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		125	122,552
4.500%	08/15/32		245	236,762
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33		40	41,173
5.650%	04/01/53		10	10,487
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	700	$733,307
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	600	499,118
4.000%	01/11/35	EUR	300	322,889
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		500	472,031
Exelon Corp.,
Sr. Unsec’d. Notes
3.350%	03/15/32		370	330,867
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	59,026
Sr. Unsec’d. Notes, Series C
5.100%	07/15/47		139	124,813
Florida Power & Light Co.,
First Mortgage
5.300%	04/01/53		155	164,629
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	700	680,951
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	532,125
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		45	45,242
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	455	483,859
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	685	613,315
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		141	94,839
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		170	151,190
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30		140	113,798
2.759%	01/10/32		232	191,473
5.783%	09/16/52		345	357,592
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)		989	970,915
Gtd. Notes, 144A
3.375%	02/15/29		125	103,933
3.625%	02/15/31		1,134	919,252
3.875%	02/15/32		35	28,020
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		325	309,730

A24

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		455	$409,730
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52		325	322,352
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	500	495,413
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	400	217,382
Pacific Gas & Electric Co.,
First Mortgage
3.250%	06/15/23		2,985	2,967,865
3.300%	08/01/40		165	116,828
4.950%	07/01/50		125	102,941
6.150%	01/15/33		400	410,524
6.700%	04/01/53		95	97,824
6.750%	01/15/53		145	149,954
Sr. Sec’d. Notes
3.250%	06/01/31		190	161,450
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	400	322,178
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		415	343,711
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		215	208,258
3.700%	04/01/29		15	13,938
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27		125	131,707
5.950%	11/01/32		155	167,875
First Ref. Mortgage
4.650%	10/01/43		8	7,264
First Ref. Mortgage, Series 08-A
5.950%	02/01/38		11	11,741
First Ref. Mortgage, Series C
4.125%	03/01/48		6	4,961
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		227	204,368
Union Electric Co.,
First Mortgage
3.900%	04/01/52		70	58,899
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		750	662,550
8.000%(ff)	10/15/26(oo)		2,500	2,341,427
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,630	3,430,640
5.500%	09/01/26		10	9,718
5.625%	02/15/27		10	9,742
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		325	$313,934
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		84	64,547
				32,401,008
Electrical Components & Equipment — 0.0%
Schneider Electric SE,
Sr. Unsec’d. Notes, EMTN
1.500%	01/15/28	EUR	200	200,349
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
4.125%	11/02/34	EUR	685	751,658
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		75	65,584
				817,242
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	815	708,445
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	176,998
2.000%	02/15/33	EUR	2,100	1,741,128
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	400	345,295
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	975	996,305
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	832	762,120
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		325	275,617
				5,005,908
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		400	406,922
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29		375	328,959
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		600	604,315
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,100	790,454
Warnermedia Holdings, Inc.,
Gtd. Notes
6.412%	03/15/26		610	612,957

A25

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Gtd. Notes, 144A
3.638%	03/15/25		305	$295,098
3.755%	03/15/27		525	494,592
4.054%	03/15/29		85	79,044
4.279%	03/15/32(a)		720	642,441
5.050%	03/15/42		535	447,342
5.141%	03/15/52		330	267,722
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		30	27,228
				4,997,074
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		40	34,803
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		625	537,663
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,210	3,235,686
4.500%	02/16/26	GBP	160	165,800
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	1,700	1,481,959
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,019	888,304
General Mills, Inc.,
Sr. Unsec’d. Notes
4.950%	03/29/33		110	111,629
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28		540	522,049
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49		30	27,760
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		325	297,525
4.375%	01/31/32		725	659,255
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	1,500	1,397,052
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	545	543,491
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		300	284,015
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)		625	550,025
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	190,350
				10,927,366
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		185	$159,849
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		624	585,879
5.875%	08/20/26		100	95,520
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		272	241,027
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	300	247,670
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52		345	397,238
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		100	85,440
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	700	596,201
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	475	401,581
				2,650,556
Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		300	291,291
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	435	412,687
2.650%	06/01/30		53	46,839
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39(a)		250	208,843
GE HealthCare Technologies, Inc.,
Gtd. Notes, 144A
5.550%	11/15/24(a)		460	462,780
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,190	1,032,502
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		675	585,624
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.650%	11/21/34	EUR	1,250	1,343,645
4.950%	11/21/32		165	171,190
				4,555,401

A26

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31	141	$113,242
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30(a)	697	594,636
3.910%	10/01/50	28	21,630
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	2,080	1,774,865
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29	140	143,001
Gtd. Notes, 144A
3.625%	03/15/32	875	769,582
4.625%	03/15/52	255	211,860
Humana, Inc.,
Sr. Unsec’d. Notes
5.875%	03/01/33	280	301,280
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	25	20,456
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	1,205	1,070,614
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28	675	594,747
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)	1,525	1,454,001
Sr. Sec’d. Notes
4.250%	06/01/29	325	293,660
4.625%	07/15/24	147	145,012
4.875%	01/01/26	20	19,607
5.125%	11/01/27	1,155	1,113,776
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	243	176,290
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39	110	93,807
4.000%	05/15/29	210	205,487
4.375%	03/15/42	100	92,515
4.750%	07/15/45	34	33,486
4.750%	05/15/52	40	38,980
5.200%	04/15/63	90	91,214
5.250%	02/15/28	230	239,632
5.300%	02/15/30	30	31,601
5.875%	02/15/53	180	202,319
			9,847,300
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28	1,622	1,472,899
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		25	$22,756
7.250%	10/15/29		799	743,249
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		195	172,413
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,635	1,258,950
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		55	55,023
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		1,250	1,096,250
5.250%	12/15/27		21	19,694
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		261	256,855
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		1,224	1,133,744
				6,231,833
Housewares — 0.0%
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		500	308,546
Insurance — 0.0%
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.250%	03/30/33		175	176,839
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	975	1,023,727
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	514	556,213
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		170	163,506
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		440	369,863
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		150	113,953
Northwestern Mutual Global Funding,
Sec’d. Notes, 144A
1.750%	01/11/27		50	44,952
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		393	338,604
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	650	721,149

A27

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		335	$279,202
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	500	418,283
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		675	483,611
				4,689,902
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52		90	79,864
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	1,460	1,626,624
4.500%	11/15/31	EUR	595	669,228
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		205	186,037
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		400	290,550
United Group BV (Slovenia),
Sr. Sec’d. Notes
3.625%	02/15/28	EUR	100	77,117
Sr. Sec’d. Notes, 144A
4.625%	08/15/28	EUR	100	79,731
5.250%	02/01/30	EUR	800	613,483
				3,622,634
Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	204,962
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		125	125,781
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		765	644,928
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		50	49,209
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		405	391,572
3.500%	08/18/26		140	130,489
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging (cont’d.)
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31(a)		520	$443,105
				1,659,303
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28		123	111,227
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		250	258,305
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		515	420,727
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		481	394,180
4.250%	01/15/34		900	697,117
4.500%	08/15/30		282	237,701
4.500%	06/01/33		285	227,271
4.750%	03/01/30(a)		405	350,980
5.000%	02/01/28		85	78,402
5.125%	05/01/27		315	297,533
5.375%	06/01/29		200	183,713
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		695	457,832
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		100	102,212
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31		240	171,869
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,200	590,551
5.750%	01/15/30		825	417,238
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A
5.375%	08/15/26(d)		2,650	143,369
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		325	271,113
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		100	52,768
5.875%	11/15/24		200	178,440
7.750%	07/01/26		2,115	1,395,905
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		575	552,893
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	860	921,744

A28

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	1,590	$1,413,161
				9,556,719
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	860	940,067
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		200	178,850
Sr. Unsec’d. Notes, 144A
5.125%	02/02/33		400	401,825
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		201	175,586
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		200	188,218
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		45	41,097
3.875%	08/15/31		124	104,377
				2,030,020
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		415	399,952
4.700%	08/23/52		145	139,484
				539,436
Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	1,425	1,528,265
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37	CAD	300	234,073
Sr. Unsec’d. Notes, 144A, MTN
3.590%(s)	05/28/37	CAD	1,000	415,246
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	623	524,529
3.000%	10/14/33	EUR	2,060	2,221,617
				4,923,730
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		430	391,402
Oil & Gas — 0.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		425	357,936
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		425	401,954
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30		225	$208,945
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A (original cost $610,012; purchased 07/09/21 - 09/22/22)(f)
7.000%	11/01/26		610	589,475
Gtd. Notes, 144A (original cost $33,991; purchased 07/09/21 - 12/10/21)(f)
9.000%	11/01/27		25	30,482
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	120	94,008
3.625%(ff)	03/22/29(oo)	EUR	650	612,315
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		715	672,842
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		476	453,007
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		225	222,513
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		444	451,130
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		150	148,913
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		100	96,875
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		350	338,967
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	09/06/23(d)	CHF	1,500	1,639,434
4.250%	04/06/24	GBP	500	447,180
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		353	344,323
7.300%	08/15/31		310	345,075
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		106	98,618
6.000%	04/15/30		425	391,977
6.000%	02/01/31		106	97,976
6.250%	04/15/32		550	508,495
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		30	28,838
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.625%	09/01/30		305	321,073
6.950%	07/01/24		132	133,834

A29

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,100	$1,175,297
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	100	86,035
4.875%	02/21/28	EUR	1,700	1,531,727
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	169,787
QatarEnergy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41		200	155,600
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		1,390	1,374,437
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		585	486,829
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		100	76,073
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	650	581,690
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	300	250,910
				14,924,570
Packaging & Containers — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		53	51,879
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		250	218,603
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		750	673,120
				943,602
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		200	178,494
4.250%	11/21/49		693	611,386
4.700%	05/14/45		25	23,462
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	08/17/48		85	80,553
6.450%	09/15/37		545	636,853
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		220	99,850
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	90	$33,766
5.000%	02/15/29	445	165,044
5.250%	01/30/30	1,810	670,831
5.250%	02/15/31	361	138,534
6.250%	02/15/29	2,160	799,200
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	15	10,808
3.550%	03/15/42	95	80,945
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26(a)	1,170	1,176,989
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/27/26(a)	1,180	1,190,164
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	275	253,000
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51	75	53,099
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	465	369,401
			6,572,379
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,225	1,153,712
7.875%	05/15/26	365	372,842
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	205	175,019
Enbridge, Inc. (Canada),
Gtd. Notes
5.969%	03/08/26	1,000	1,002,688
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	680	570,200
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	695	613,255
Sr. Unsec’d. Notes
5.400%	10/01/47	420	373,956
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	130	115,523
3.125%	07/31/29	282	258,119
3.300%	02/15/53	5	3,626
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	266	229,205

A30

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38		405	$415,631
6.510%	02/23/42		200	210,163
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		446	432,491
5.200%	03/01/47		325	291,389
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		590	458,262
6.100%	11/15/32		195	201,949
6.350%	01/15/31		370	386,517
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		448	400,096
7.500%	10/01/25		240	240,636
Targa Resources Corp.,
Gtd. Notes
6.500%	02/15/53		370	378,786
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		25	22,549
4.125%	08/15/31		25	21,953
6.250%	01/15/30		210	211,927
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.350%	02/01/25		35	33,463
4.300%	02/01/30		540	491,164
5.300%	03/01/48		30	25,606
5.450%	04/01/44		175	152,750
5.500%	02/01/50		20	16,988
6.150%	04/01/33		110	111,511
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		6	5,441
3.750%	06/15/27		155	148,817
4.500%	11/15/23		1,402	1,394,465
4.550%	06/24/24		317	314,702
5.650%	03/15/33		500	516,320
				11,751,721
Real Estate — 0.1%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,000	899,208
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	815	583,689
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	300	241,879
1.625%	04/20/30	EUR	100	75,096
2.200%	07/24/25	EUR	975	962,312
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,835	$1,672,056
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	975	832,781
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	281,179
3.200%	08/14/27	CNH	5,000	708,863
				6,257,063
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/23		1,525	1,517,128
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		695	633,981
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	975	864,426
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		325	232,601
9.750%	06/15/25		150	145,119
Sr. Unsec’d. Notes
4.750%	05/01/24		175	158,426
4.750%	02/15/28		1,481	999,484
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	365,571
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	705	633,326
4.625%	08/01/29(a)		205	151,435
5.000%	10/15/27		20	16,446
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		120	104,382
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26(a)		750	622,749
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		375	354,392
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		40	37,897
4.125%	08/15/30		5	4,443
4.250%	12/01/26		20	18,737
4.500%	09/01/26		95	89,787
4.500%	01/15/28		305	283,463
4.625%	06/15/25		50	48,334
5.625%	05/01/24		5	4,961
5.750%	02/01/27		5	4,917

A31

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower OP LLC,
Gtd. Notes
4.800%	11/20/28	GBP	650	$758,664
				8,050,669
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		450	418,500
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	487	482,317
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	3,925	3,923,451
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		325	227,194
3.875%	10/01/31		325	220,553
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		270	246,476
3.300%	04/15/40		345	287,158
4.950%	09/15/52		80	79,961
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29		229	197,560
				6,083,170
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32(a)		100	91,900
Gtd. Notes, 144A
1.950%	02/15/28		268	232,898
2.600%	02/15/33		550	431,381
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		45	36,976
4.150%	04/15/32		210	191,474
Intel Corp.,
Sr. Unsec’d. Notes
4.875%	02/10/26		495	501,447
5.625%	02/10/43		230	235,607
5.700%	02/10/53		490	499,206
Microchip Technology, Inc.,
Sr. Unsec’d. Notes
4.333%	06/01/23		1,025	1,022,578
				3,243,467
Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		253	189,757
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23		1,425	1,406,121
4.500%	05/06/28		355	350,822
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
6.150%	11/09/29		230	$245,024
6.250%	11/09/32		160	171,740
				2,363,464
Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		360	332,100
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		200	175,788
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	327	319,210
1.700%	03/25/26		530	486,451
2.550%	12/01/33		325	261,435
3.500%	06/01/41		295	232,850
3.550%	09/15/55		325	233,458
4.350%	06/15/45		70	59,710
5.200%	11/18/33	GBP	270	330,076
5.539%	02/20/26		640	641,645
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	270	248,140
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		500	394,688
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,425	1,486,818
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	700	718,785
PPF Telecom Group BV (Netherlands),
Sr. Unsec’d. Notes, EMTN
3.250%	09/29/27	EUR	199	196,996
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		40	48,682
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		255	264,828
7.625%	03/01/26		15	15,864
7.875%	09/15/23		890	897,242
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes
3.875%	02/20/25	GBP	3,200	3,282,257
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		365	270,255
3.875%	04/15/30		500	468,945
4.950%	03/15/28		315	317,985
5.650%	01/15/53		100	102,441
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	2,395	2,109,734

A32

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24		1,275	$1,260,835
				15,157,218
Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51		65	46,106
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	700	831,466
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	600	622,698
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	300	258,020
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	303	283,047
				2,041,337
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		333	296,491
3.250%	06/01/51		251	184,044
3.450%	05/01/50		27	20,553
4.200%	09/01/48		175	149,702
Severn Trent Utilities Finance PLC (United Kingdom),
Gtd. Notes, EMTN
4.625%	11/30/34	GBP	490	569,527
Suez SACA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	300	283,336
				1,503,653

Total Corporate Bonds (cost $360,841,659)				313,626,159
Floating Rate and Other Loans — 0.0%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
8.566%(c)	04/21/28		996	988,544
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%
8.799%(c)	08/12/28		190	189,850
Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
8.515%(c)	03/01/29		1,712	1,607,913
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Media — 0.0%
Diamond Sports Group LLC,
Second Lien Term loan
8.025%	08/24/26	1,642	$102,196
Telecommunications — 0.0%
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
8.081%(c)	05/27/24	938	836,809

Total Floating Rate and Other Loans (cost $4,094,377)			3,725,312
Municipal Bonds — 0.0%
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31	450	490,977
6.548%	05/15/48	115	136,030
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	355	314,752
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	665	555,351
			1,497,110
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	120	125,668
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	275	298,301
			423,969
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
0.000%(cc)	11/01/43	394	171,359

Total Municipal Bonds (cost $2,340,999)			2,092,438
Residential Mortgage-Backed Securities — 0.0%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
8.545%(c)	10/25/30	183	185,886
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
6.558%(c)	09/12/26^	244	243,878
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.710%(c)	12/25/41	520	482,079
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.810%(c)	03/25/42	90	92,756
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.810%(c)	03/25/42	80	81,226

A33

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.645%(c)	04/25/29	216	$216,213
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.010%(c)	04/25/34	240	242,666
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.560%(c)	11/25/41	90	83,475
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.360%(c)	10/25/50	42	42,469
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.210%(c)	01/25/51	90	82,146
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
7.560%(c)	08/25/33	230	202,470
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.710%(c)	12/25/33	105	92,958
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.660%(c)	09/25/41	300	270,015
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.910%(c)	12/25/41	200	180,008
Freddie Mac REMIC,
Series 4910, Class MI, IO
4.000%	08/25/49	69	12,683
Series 5020, Class IH, IO
3.000%	08/25/50	316	50,056
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	744	678,560
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.160%(c)	04/25/34	600	588,955
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.460%(c)	04/25/34	200	197,432
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.260%(c)	11/25/31	300	292,940

Total Residential Mortgage-Backed Securities (cost $4,504,126)			4,318,871
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 1.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
1.875%	09/15/31		600	$507,000
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	617,466
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	2,104	1,417,452
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	490	286,139
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	460	267,660
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	2,334	1,490,718
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	1,742	1,086,294
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	4,015	1,729,458
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	2,751	1,691,315
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	100	108,005
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	261,126
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32	EUR	184	150,322
Bonos de la Tesoreria de la Republica en pesos (Chile),
Unsec’d. Notes, 144A
2.800%	10/01/33	CLP	210,000	215,832
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,195	2,156,999
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	25	14,912
4.125%	09/23/29	EUR	200	212,603
4.625%	09/23/34	EUR	300	319,412
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	385	408,138
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	11/15/27	EUR	1,421	1,384,825
0.000%	08/15/31	EUR	639	575,390
0.500%	02/15/28	EUR	100	99,461
1.700%	08/15/32	EUR	777	802,431
Bundesschatzanweisungen (Germany),
Bonds
0.400%	09/13/24	EUR	2,045	2,143,927
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	3,400	3,624,002
Unsec’d. Notes, EMTN
1.750%	11/25/27	EUR	1,200	1,230,241

A34

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	$228,180
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	4,338	3,086,448
0.250%	03/01/26	CAD	4,137	2,799,499
1.000%	06/01/27	CAD	1,891	1,289,567
2.000%	12/01/51	CAD	811	479,717
Bonds, Series 0001
1.250%	06/01/30	CAD	45	29,839
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		300	246,056
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	9,000	1,395,442
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	700	589,740
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,910	2,988,830
Colombian TES (Colombia),
Bonds, Series B
7.250%	10/18/34	COP	2,578,800	399,844
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	400	336,141
1.500%	06/17/31	EUR	1,300	1,181,014
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,100	1,451,590
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	11,260	463,379
Bonds, Series 121
1.200%	03/13/31	CZK	5,180	184,101
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	1,819	329,442
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	1,520	1,527,950
0.400%	01/26/26	EUR	380	383,173
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	787	649,897
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	265	272,799
0.000%	12/15/26	EUR	535	521,040
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	2,220	2,209,158
0.000%	04/22/31	EUR	440	377,355
0.000%	07/04/35	EUR	689	508,353
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	720	$657,311
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.450%	07/04/41	EUR	1,930	1,274,102
0.700%	07/06/51	EUR	550	320,318
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.450%	06/25/26	CNH	1,000	141,288
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.000%	01/11/28		200	205,196
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	410	275,534
0.875%	09/15/25	EUR	1,285	1,331,289
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/26	EUR	1,018	1,022,010
0.000%	02/25/27	EUR	3,650	3,574,379
0.000%	11/25/31	EUR	3,023	2,595,592
0.750%	02/25/28	EUR	1,112	1,100,201
0.750%	05/25/52	EUR	1,131	670,073
2.000%	11/25/32	EUR	256	258,652
4.500%	04/25/41	EUR	1,628	2,082,271
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	391	295,571
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	1,000	829,095
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	3,000	2,509,359
1.875%	01/24/52	EUR	1,600	1,033,017
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	90	100,443
Hungary Government Bond (Hungary),
Bonds, Series 27/A
3.000%	10/27/27	HUF	100,540	218,307
Bonds, Series 30/A
3.000%	08/21/30	HUF	65,120	130,898
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,820	1,449,872
Sr. Unsec’d. Notes, 144A
5.500%	06/16/34		200	193,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,820	1,753,959
1.100%	03/12/33	EUR	730	581,888
3.050%	03/12/51		200	147,022
3.550%	03/31/32		200	183,772
4.150%	09/20/27		200	196,772
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,960	2,082,842
3.850%	07/18/27		417	406,100

A35

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia Treasury Bond (Indonesia),
Bonds, Series 065
6.625%	05/15/33	IDR	3,900,000	$256,721
Bonds, Series 087
6.500%	02/15/31	IDR	14,834,000	982,767
Bonds, Series 092
7.125%	06/15/42	IDR	4,872,000	327,894
Bonds, Series FR89
6.875%	08/15/51	IDR	797,000	51,840
Bonds, Series FR96
7.000%	02/15/33	IDR	4,336,000	293,360
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.100%	05/15/29	EUR	433	429,763
1.500%	05/15/50	EUR	96	72,225
1.700%	05/15/37	EUR	278	254,257
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	1,985	515,363
Bonds, Series 0330
1.000%	03/31/30	ILS	185	42,851
Bonds, Series 0432
1.300%	04/30/32	ILS	836	189,280
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	200	161,835
6.875%	10/21/34	GBP	100	145,164
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 03Y
0.000%	08/15/24	EUR	3,382	3,513,703
Sr. Unsec’d. Notes, Series 04Y
0.000%	01/15/24	EUR	851	900,051
Sr. Unsec’d. Notes, Series 05Y
0.000%	04/01/26	EUR	2,984	2,928,803
2.650%	12/01/27	EUR	1,960	2,048,373
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	3,205	3,060,045
Sr. Unsec’d. Notes, Series 10Y, 144A
0.950%	12/01/31	EUR	2,029	1,725,902
Sr. Unsec’d. Notes, Series 13Y, 144A
4.000%	04/30/35	EUR	985	1,043,186
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	495	314,185
Sr. Unsec’d. Notes, Series 34Y, 144A
1.500%	04/30/45	EUR	1,277	835,482
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	100	82,422
5.250%	03/22/30	EUR	150	132,987
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	185	152,481
6.625%	03/22/48	EUR	101	75,853
6.875%	10/17/40	EUR	352	280,582
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	240	258,641
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	299,100	$1,707,899
Japan Government Ten Year Bond (Japan),
Bonds, Series 337
0.300%	12/20/24	JPY	843,300	6,393,587
Bonds, Series 339
0.400%	06/20/25	JPY	208,500	1,586,771
Bonds, Series 343
0.100%	06/20/26	JPY	87,100	658,895
Bonds, Series 361
0.100%	12/20/30	JPY	397,850	2,953,969
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	219,950	2,013,323
Bonds, Series 51
0.300%	06/20/46	JPY	194,750	1,216,208
Bonds, Series 56
0.800%	09/20/47	JPY	288,700	2,004,929
Bonds, Series 65
0.400%	12/20/49	JPY	316,750	1,931,942
Japan Government Twenty Year Bond (Japan),
Bonds, Series 120
1.600%	06/20/30	JPY	111,100	918,275
Bonds, Series 145
1.700%	06/20/33	JPY	65,950	557,752
Bonds, Series 157
0.200%	06/20/36	JPY	124,600	881,883
Bonds, Series 162
0.600%	09/20/37	JPY	182,200	1,342,229
Bonds, Series 174
0.400%	09/20/40	JPY	349,800	2,403,617
Bonds, Series 181
0.900%	06/20/42	JPY	368,500	2,720,463
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	470	365,975
2.375%	11/09/28	EUR	830	810,572
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	637	778,702
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	725	697,438
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	1,213	1,046,331
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	446	306,549
Korea Housing Finance Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.625%	02/24/28		400	398,128
Korea Treasury Bond (South Korea),
Bonds, Series 2803
5.500%	03/10/28	KRW	798,850	672,239
Bonds, Series 4009
1.500%	09/10/40	KRW	1,233,820	719,766
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	655,530	490,504

A36

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	1,396,050	$1,009,690
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,805,300	1,246,846
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	1,742,840	973,930
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	100	86,103
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	600	565,458
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	1,344	284,949
Bonds, Series 0122
3.582%	07/15/32	MYR	2,252	497,191
Bonds, Series 0307
3.502%	05/31/27	MYR	5,171	1,168,828
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	300	336,033
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	13,040	637,009
5.750%	03/05/26	MXN	2,500	125,239
7.500%	05/26/33	MXN	3,151	159,371
7.750%	05/29/31	MXN	11,010	572,615
Bonds, Series M20
7.500%	06/03/27	MXN	4,990	262,569
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	8,952	489,042
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,455	1,281,392
2.250%	08/12/36	EUR	400	307,944
2.659%	05/24/31		200	167,400
3.771%	05/24/61		200	134,725
6.350%	02/09/35		600	638,400
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	1,096	1,079,486
0.000%	07/15/31	EUR	680	597,608
0.000%	01/15/38	EUR	2,381	1,723,465
0.000%	01/15/52	EUR	433	229,404
New Zealand Government Bond (New Zealand),
Bonds, Series 0427
4.500%	04/15/27	NZD	375	235,806
Bonds, Series 0429
3.000%	04/20/29	NZD	679	396,330
Bonds, Series 0433
3.500%	04/14/33	NZD	1,055	621,280
Bonds, Series 0437
2.750%	04/15/37	NZD	355	185,242
Bonds, Series 0534
4.250%	05/15/34	NZD	1,955	1,222,951
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 0551
2.750%	05/15/51	NZD	3,608	$1,667,154
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	9,168	4,776,877
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 478, 144A
1.500%	02/19/26	NOK	25,649	2,348,591
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	2,062	171,915
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	1,012	225,862
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	996,663
2.750%	01/30/26	EUR	475	497,204
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	730	647,846
1.200%	04/28/33	EUR	767	616,216
1.750%	04/28/41	EUR	200	136,484
1.950%	01/06/32		400	325,044
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	472	384,726
1.150%	04/11/42	EUR	100	71,868
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	475	471,788
1.000%	04/12/52	EUR	1,840	1,044,049
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	588	420,162
Unsec’d. Notes
3.100%	06/01/50	CAD	225	139,138
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	235	187,085
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	200	115,809
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	100	62,014
Province of Ontario (Canada),
Bonds
1.900%	12/02/51	CAD	300	142,416
Sr. Unsec’d. Notes
2.500%	04/27/26		682	650,946
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	3,003	3,185,463
Unsec’d. Notes
2.150%	06/02/31	CAD	1,300	867,208
3.450%	06/02/45	CAD	994	666,068
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	600	377,636
2.750%	04/12/27(a)		1,019	974,148

A37

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Unsec’d. Notes
3.100%	12/01/51	CAD	600	$374,582
3.500%	12/01/45	CAD	422	284,046
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	50	32,211
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		200	184,500
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	03/09/33	AUD	1,395	972,410
4.500%	08/22/35	AUD	330	226,316
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	340	317,562
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.000%	10/20/28	EUR	823	765,633
0.750%	10/20/26	EUR	423	427,962
0.850%	06/30/2120	EUR	56	24,969
1.850%	05/23/49	EUR	409	347,427
2.400%	05/23/34	EUR	496	507,004
Republic of Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes
5.950%	07/07/32	EUR	153	118,566
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		3,500	2,986,645
4.000%	10/17/49		330	250,370
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	718	908,116
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		480	481,379
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	1,853	303,975
Bonds, Series 0726
2.500%	07/25/26	PLN	1,912	399,192
Republic of Poland Government International Bond (Poland),
Bonds
4.875%	10/04/33		275	273,826
5.500%	04/04/53		235	237,056
Sr. Unsec’d. Notes
5.500%	11/16/27		165	171,758
Romania Government Bond (Romania),
Bonds, Series 10Y
8.250%	09/29/32	RON	1,140	263,289
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	20	18,328
Sr. Unsec’d. Notes, 144A
6.625%	02/17/28		132	136,998
7.625%	01/17/53		36	38,599
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	20	16,484
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, EMTN
2.000%	01/28/32	EUR	197	$151,155
3.375%	01/28/50	EUR	94	61,166
3.875%	10/29/35	EUR	20	16,484
4.125%	03/11/39	EUR	70	55,987
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	150	93,945
2.750%	04/14/41	EUR	209	132,880
3.000%	02/27/27		240	217,500
Unsec’d. Notes, 144A, MTN
1.750%	07/13/30	EUR	174	138,697
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	400	311,333
Sr. Unsec’d. Notes, 144A
5.500%	10/25/32		200	213,500
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		250	205,281
4.750%	01/18/28		400	404,800
4.875%	07/18/33		565	569,343
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,300	1,131,669
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	102	84,091
3.125%	05/15/27	EUR	2,000	1,951,829
Singapore Government Bond (Singapore),
Bonds
2.625%	08/01/32	SGD	206	150,636
3.500%	03/01/27	SGD	1,022	781,014
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	274	180,294
Slovakia Government Bond (Slovakia),
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	100	77,169
Unsec’d. Notes, Series 236
0.750%	04/09/30	EUR	282	255,893
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	95	95,319
Bonds, Series RS91
3.625%	03/11/33	EUR	200	222,895
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	430	450,727
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	819	616,442
1.000%	10/31/50(k)	EUR	3,665	2,118,173
1.200%	10/31/40(k)	EUR	800	589,874
1.500%	04/30/27	EUR	2,778	2,852,168
1.900%	10/31/52	EUR	521	373,022
2.550%	10/31/32	EUR	1,626	1,660,684
2.900%	10/31/46	EUR	107	101,091
3.450%	07/30/43	EUR	544	561,280
4.650%	07/30/25	EUR	1,666	1,878,993

A38

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, EMTN
2.000%	06/15/32	EUR	2,295	$2,299,138
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	494	387,969
Sweden Government Bond (Sweden),
Bonds, Series 1062
0.125%	05/12/31	SEK	15,735	1,277,556
Swiss Confederation Government Bond (Switzerland),
Bonds
1.250%	05/28/26	CHF	891	975,626
1.500%	04/30/42	CHF	352	397,532
3.250%	06/27/27	CHF	514	609,631
3.500%	04/08/33	CHF	505	672,556
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	13,146	488,001
Sr. Unsec’d. Notes
1.875%	06/17/49	THB	5,311	121,587
2.125%	12/17/26	THB	11,857	349,347
3.650%	06/20/31	THB	11,128	356,343
4.875%	06/22/29	THB	4,792	162,078
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/28(d)	EUR	3,640	644,689
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	130	23,967
United Kingdom Gilt (United Kingdom),
Bonds
0.125%	01/31/24	GBP	466	557,048
0.250%	01/31/25	GBP	1,171	1,351,315
0.500%	10/22/61	GBP	499	220,597
0.625%	07/31/35	GBP	344	297,471
0.875%	10/22/29	GBP	5,085	5,352,879
1.250%	07/31/51	GBP	2,148	1,475,049
1.500%	07/22/47	GBP	664	514,278
2.500%	07/22/65	GBP	173	160,388
4.125%	01/29/27	GBP	4,358	5,444,036
4.250%	12/07/46	GBP	492	637,316
Unsec’d. Notes
1.125%	01/31/39	GBP	2,168	1,821,511
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	2,484	67,884
8.250%	05/21/31	UYU	3,027	69,072
8.500%	03/15/28	UYU	2,926	70,063

Total Sovereign Bonds (cost $262,330,909)				226,989,927
U.S. Government Agency Obligations — 0.6%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		219	172,733
2.000%	12/01/35		568	512,798
2.000%	06/01/36		116	104,751
2.000%	03/01/51		39	32,360
2.000%	08/01/51		231	191,344
2.500%	06/01/30		50	46,998
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	07/01/30	23	$21,409
2.500%	11/01/35	57	53,259
2.500%	07/01/50	129	111,347
2.500%	09/01/50	201	174,104
2.500%	11/01/50	238	206,815
2.500%	01/01/51	534	463,269
2.500%	02/01/51	73	63,988
2.500%	03/01/51	181	156,613
2.500%	07/01/51	54	46,461
2.500%	08/01/51	247	214,143
2.500%	09/01/51	293	253,373
3.000%	06/01/30	13	12,851
3.000%	09/01/35	47	44,384
3.000%	01/01/37	31	28,967
3.000%	02/01/37	49	46,178
3.000%	05/01/45	56	51,425
3.000%	08/01/46	142	130,526
3.000%	09/01/46	239	219,624
3.000%	02/01/47	96	87,545
3.000%	12/01/51	142	127,933
3.500%	10/01/30	12	11,654
3.500%	08/01/42	60	57,823
3.500%	01/01/44	62	59,406
3.500%	07/01/45	67	63,804
3.500%	09/01/47	212	197,637
3.500%	11/01/47	396	373,569
3.500%	03/01/48	323	304,701
3.500%	02/01/52	145	135,038
4.000%	01/01/33	102	101,689
4.000%	03/01/34	73	72,256
4.000%	06/01/42	30	29,227
4.000%	09/01/44	57	55,414
4.000%	04/01/45	15	14,524
4.000%	05/01/45	41	39,698
4.000%	02/01/46	161	155,084
4.000%	05/01/46	48	46,936
4.000%	01/01/47	65	64,308
4.000%	04/01/52	2,013	1,926,050
4.000%	08/01/52	509	486,724
4.500%	12/01/34	15	15,250
4.500%	03/01/41	75	75,545
4.500%	07/01/41	21	21,474
4.500%	03/01/44	27	26,825
4.500%	12/01/45	54	54,128
4.500%	09/01/50	373	370,634
4.500%	08/01/52	48	46,844
4.500%	11/01/52	797	781,840
5.000%	02/01/42	75	76,572
5.000%	08/01/52	245	244,880
5.000%	01/01/53	720	718,642
5.500%	11/01/52	99	99,844
6.250%	07/15/32(k)	65	77,462
6.750%	03/15/31(k)	975	1,168,376
Federal Home Loan Mortgage Corp., MTN
1.865%(s)	12/14/29(k)	280	214,099
Federal National Mortgage Assoc.
1.500%	TBA	400	313,942

A39

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
1.500%	11/01/41	204	$167,091
2.000%	TBA	595	536,831
2.000%	TBA	2,075	1,715,303
2.000%	07/01/30	28	25,759
2.000%	04/01/31	23	20,900
2.000%	05/01/36	177	159,690
2.000%	06/01/36	291	263,077
2.000%	10/01/36	84	76,185
2.000%	02/01/37	200	180,267
2.000%	03/01/37	566	511,099
2.000%	06/01/40	83	71,938
2.000%	11/01/40	21	18,491
2.000%	12/01/40	165	142,432
2.000%	11/01/41	657	563,474
2.000%	07/01/50	94	77,704
2.000%	09/01/50	669	555,332
2.000%	02/01/51	339	280,862
2.000%	02/01/51	3,848	3,189,401
2.000%	03/01/51	98	82,529
2.000%	03/01/51	118	99,173
2.000%	03/01/51	139	114,635
2.000%	05/01/51	385	319,333
2.000%	05/01/51	2,105	1,747,137
2.000%	07/01/51	596	493,979
2.000%	08/01/51	239	198,156
2.000%	08/01/51	2,797	2,317,449
2.500%	05/01/30	34	31,745
2.500%	06/01/30	13	12,397
2.500%	07/01/30	28	26,189
2.500%	07/01/30	33	31,655
2.500%	07/01/30	34	32,276
2.500%	02/01/36	465	433,150
2.500%	05/01/36	412	383,249
2.500%	06/01/36	92	85,492
2.500%	09/01/36	195	181,079
2.500%	04/01/37	280	253,016
2.500%	06/01/40	277	246,862
2.500%	07/01/50	23	20,241
2.500%	09/01/50	210	182,437
2.500%	11/01/50	319	279,089
2.500%	01/01/51	238	205,713
2.500%	05/01/51	541	467,253
2.500%	07/01/51	646	558,068
2.500%	09/01/51	556	483,533
2.500%	11/01/51	407	354,586
2.500%	11/01/51	3,059	2,643,410
2.500%	12/01/51	203	177,134
2.500%	12/01/51	232	200,320
2.500%	01/01/52	559	484,291
2.500%	02/01/52	503	435,446
2.500%	03/01/52	155	133,499
2.500%	04/01/52	286	246,178
2.500%	04/01/52	353	305,461
3.000%	TBA	1,100	986,986
3.000%	06/01/30	42	39,947
3.000%	07/01/30	29	27,671
3.000%	07/01/30	56	53,694
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	09/01/30	30	$28,434
3.000%	11/01/30	14	13,627
3.000%	03/01/31	49	46,945
3.000%	06/01/32	76	72,201
3.000%	07/01/33	47	44,842
3.000%	03/01/35	15	13,742
3.000%	05/01/35	146	138,832
3.000%	09/01/35	24	22,408
3.000%	02/01/37	25	23,459
3.000%	12/01/40	146	135,370
3.000%	05/01/45	197	181,369
3.000%	06/01/45	141	129,661
3.000%	07/01/45	41	37,545
3.000%	08/01/45	127	117,072
3.000%	01/01/46	22	20,540
3.000%	04/01/46	204	188,473
3.000%	10/01/46	48	44,406
3.000%	10/01/46	73	66,983
3.000%	11/01/46	184	168,276
3.000%	12/01/46	76	69,868
3.000%	12/01/46	315	288,407
3.000%	12/01/50	253	229,898
3.000%	05/01/51	316	285,314
3.000%	08/01/51	235	211,196
3.000%	12/01/51	242	218,109
3.000%	06/01/52	241	216,369
3.000%	06/01/52	1,591	1,429,489
3.500%	TBA	375	362,490
3.500%	12/01/29	21	20,150
3.500%	05/01/30	17	16,326
3.500%	10/01/30	29	28,177
3.500%	02/01/36	70	67,250
3.500%	02/01/37	22	21,189
3.500%	06/01/43	143	136,097
3.500%	12/01/46	265	251,016
3.500%	08/01/47	35	33,451
3.500%	09/01/47	155	145,796
3.500%	09/01/47	204	192,758
3.500%	01/01/48	454	428,885
3.500%	03/01/48	183	172,210
3.500%	11/01/48	156	147,161
3.500%	10/01/50	1,895	1,775,506
3.500%	09/01/57	330	309,994
3.500%	05/01/58	129	121,076
4.000%	04/01/35	23	22,156
4.000%	03/01/41	52	50,973
4.000%	11/01/42	72	70,654
4.000%	06/01/44	27	26,543
4.000%	03/01/45	19	18,600
4.000%	01/01/46	60	58,206
4.000%	03/01/46	115	112,236
4.000%	04/01/47	55	53,586
4.000%	07/01/47	130	126,759
4.000%	12/01/47	158	153,634
4.000%	06/01/48	902	875,072
4.000%	02/01/49	212	206,362
4.000%	09/01/49	116	112,277

A40

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	TBA	625	$623,096
4.500%	08/01/40	28	27,939
4.500%	02/01/41	25	24,873
4.500%	06/01/41	72	72,245
4.500%	09/01/41	13	12,735
4.500%	01/01/42	39	39,054
4.500%	01/01/43	37	37,340
4.500%	03/01/44	16	15,593
4.500%	06/01/48	56	55,538
4.500%	01/01/51	156	155,312
4.500%	07/01/52	541	529,760
5.000%	TBA	1,220	1,216,759
5.000%	05/01/38	39	40,196
5.000%	08/01/52	890	893,344
5.500%	TBA	525	530,301
5.500%	07/01/38	20	21,080
5.500%	05/01/39	27	27,763
5.500%	05/01/40	14	14,791
5.500%	10/01/52	192	194,717
5.500%	11/01/52	508	514,162
6.000%	02/01/36	15	16,102
6.000%	11/01/38	14	14,928
6.000%	09/01/39	34	35,703
6.000%	06/01/40	20	20,686
6.625%	11/15/30(k)	405	479,947
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	104	68,309
Government National Mortgage Assoc.
2.000%	TBA	500	424,732
2.000%	10/20/50	304	259,851
2.000%	11/20/50	231	193,990
2.000%	08/20/51	47	40,119
2.000%	09/20/51	229	195,058
2.000%	11/20/51	375	319,169
2.000%	08/20/52	570	484,938
2.500%	01/20/47	31	27,524
2.500%	09/20/51	468	411,598
2.500%	12/20/51	2,791	2,455,795
2.500%	10/20/52	1,690	1,486,899
3.000%	TBA	625	569,283
3.000%	11/20/43	137	127,985
3.000%	01/15/45	18	16,518
3.000%	03/15/45	17	15,635
3.000%	01/20/47	176	162,725
3.000%	06/20/47	269	248,433
3.000%	08/20/47	110	101,135
3.000%	04/20/51	657	600,573
3.000%	05/20/51	70	63,757
3.000%	07/20/51	270	246,792
3.000%	09/20/51	165	150,600
3.000%	12/20/51	202	184,502
3.000%	01/20/52	667	608,941
3.500%	TBA	2,300	2,156,160
3.500%	04/15/45	17	16,539
3.500%	03/20/47	97	91,917
3.500%	07/20/47	588	559,287
3.500%	08/20/47	139	132,224
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	09/20/47	27	$25,897
3.500%	11/20/47	22	20,681
3.500%	12/20/47	20	19,490
3.500%	03/20/48	75	71,152
3.500%	11/20/51	47	44,294
3.500%	06/20/52	471	441,138
4.000%	TBA	1,450	1,395,970
4.000%	03/15/44	38	37,161
4.000%	01/20/46	54	52,763
4.000%	02/20/46	19	18,412
4.000%	03/20/46	85	83,238
4.000%	07/20/47	151	147,502
4.000%	12/20/47	55	53,511
4.000%	11/20/48	221	215,184
4.500%	TBA	550	541,724
4.500%	10/15/41	21	21,449
4.500%	07/20/44	81	81,734
4.500%	04/20/45	92	92,722
4.500%	07/20/52	124	122,241
5.000%	TBA	335	335,419
5.000%	06/15/38	12	11,891
5.000%	06/15/39	20	20,838
5.000%	12/15/39	17	17,202
5.000%	03/15/44	69	70,628
5.000%	11/20/52	50	49,825
Tennessee Valley Authority Generic Strips, Bonds
2.040%(s)	09/15/30	215	155,169

Total U.S. Government Agency Obligations (cost $73,482,809)			68,749,003
U.S. Treasury Obligations — 1.6%
U.S. Treasury Bonds
1.375%	11/15/40	6,959	4,788,662
1.750%	08/15/41(h)(k)	35,013	25,346,130
1.875%	02/15/41	9,990	7,473,769
2.000%	11/15/41	24,340	18,361,487
2.000%	08/15/51	4,114	2,893,942
2.250%	05/15/41(h)(k)	36,895	29,302,701
2.375%	11/15/49	220	169,984
2.375%	05/15/51(h)	220	168,919
2.500%	02/15/46	775	615,398
2.875%	05/15/52(h)	306	261,869
3.500%	02/15/39	593	585,865
3.625%	08/15/43	4,190	4,064,955
4.000%	11/15/42(h)(k)	13,732	14,105,339
4.000%	11/15/52	4,924	5,227,903
U.S. Treasury Notes
0.750%	04/30/26	13,974	12,740,358
1.250%	06/30/28(k)	605	537,032
1.250%	08/15/31	1,225	1,027,469
1.875%	02/15/32(k)	40	35,112
2.375%	03/31/29(k)	90	84,023
2.750%	07/31/27	7,786	7,498,283
2.750%	08/15/32(k)	80	75,287
2.875%	08/15/28(k)	12,425	11,967,799
2.875%	05/15/32	2,958	2,815,184
3.250%	06/30/29(k)	480	470,625

A41

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
3.875%	11/30/29	10	$10,173
3.875%	12/31/29(h)	75	76,359
4.500%	11/30/24	19,141	19,215,022
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	625	355,469
1.961%(s)	11/15/40(k)	5,785	2,918,035
1.964%(s)	08/15/41(h)	7,655	3,720,151
2.052%(s)	11/15/43	245	108,020
2.069%(s)	05/15/43(k)	3,015	1,358,517
2.075%(s)	02/15/43	3,280	1,494,194
2.117%(s)	05/15/44	1,220	526,697
2.119%(s)	08/15/45(k)	6,235	2,569,746
2.122%(s)	08/15/44(k)	600	256,172
2.125%(s)	05/15/45(k)	640	265,850
3.930%(s)	02/15/41	1,120	558,119

Total U.S. Treasury Obligations (cost $207,885,412)			184,050,619

Total Long-Term Investments (cost $9,818,419,298)			9,793,176,212

	Shares
Short-Term Investments — 18.5%
Affiliated Mutual Funds — 17.0%
PGIM Core Ultra Short Bond Fund(wd)	1,803,574,234	1,803,574,234
PGIM Institutional Money Market Fund (cost $206,328,819; includes $205,485,332 of cash collateral for securities on loan)(b)(wd)	206,393,406	206,290,210

Total Affiliated Mutual Funds (cost $2,009,903,053)		2,009,864,444

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.4%
AT&T, Inc.
5.613%	11/21/23	3,575	3,442,447
Dominion Resources, Inc.
5.080%	05/12/23	3,550	3,528,016
Duke Energy Corp.
5.778%	04/21/23	4,100	4,087,492
Edison International
5.290%	05/01/23	3,850	3,832,959
Engie SA
5.411%	11/21/23	4,725	4,556,902
General Motors Financial Co., Inc.
5.321%	04/27/23	2,525	2,514,333
International Flavors & Fragrances Inc
5.998%	04/19/23	2,875	2,867,088
Lowe’s Cos., Inc.
5.562%	04/06/23	3,138	3,135,338
NextEra Energy Capital Holdings, Inc.
5.492%	05/19/23	5,225	5,185,565
NextEra Energy Capital, Inc.
5.619%	05/12/23	5,250	5,216,251
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Paper(n) (continued)
Ovintiv, Inc.
5.873%	04/27/23		2,600	$2,589,119
Sempra Energy
5.762%	04/26/23		2,900	2,888,943
Suncor Energy, Inc.
5.114%	04/25/23		3,550	3,537,030
United Healthcare Corp.
5.456%	06/01/23		5,050	5,004,079

Total Commercial Paper (cost $52,406,254)				52,385,562
Foreign Treasury Obligation(n) — 0.1%
Japan Treasury Discount Bills, Series 1132
(0.130)%	04/17/23	JPY	1,765,000	13,284,054
(cost $13,842,436)
U.S. Treasury Obligation(h)(k)(n) — 0.9%
U.S. Treasury Bills
4.735%	06/15/23		101,400	100,446,558
(cost $100,412,771)

	Shares
Unaffiliated Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	8,510,331	8,510,331
(cost $8,510,331)
Options Purchased*~ — 0.0%
(cost $20,542)		2,394

Total Short-Term Investments (cost $2,185,095,387)		2,184,493,343

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.2% (cost $12,003,514,685)		11,977,669,555

Options Written*~ — (0.0)%
(premiums received $3,854)	(3,300)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.2% (cost $12,003,510,831)	11,977,666,255

Liabilities in excess of other assets(z) — (1.2)%	(139,431,143)

Net Assets — 100.0%	$11,838,235,112

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna

A42

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
ANZ	Australia and New Zealand Banking Group
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CBA	Commonwealth Bank of Australia
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CGM	Citigroup Global Markets, Inc.
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GS	Goldman Sachs & Co. LLC
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
JPS	J.P. Morgan Securities LLC
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MBS	Mortgage-Backed Security
MSC	Morgan Stanley & Co. LLC
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCS	Standard Chartered Securities
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
UBS	UBS Securities LLC
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $243,879 and 0.0% of net assets.

A43

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $202,603,708; cash collateral of $205,485,332 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $4,413,441. The aggregate value of $3,716,834 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	04/13/23	$(1,037)		$(893,764)
Federal National Mortgage Assoc.	3.500%	TBA	04/13/23	(3,870)		(3,595,925)
Federal National Mortgage Assoc.	4.000%	TBA	04/13/23	(2,569)		(2,457,017)
Federal National Mortgage Assoc.	4.500%	TBA	04/13/23	(525)		(514,393)
Government National Mortgage Assoc.	2.500%	TBA	04/20/23	(1,700)		(1,496,000)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $8,876,399)						$(8,957,099)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
1 Year SOFR Mid-Curve Futures	Put	06/16/23	$96.19		3		8	$2,363
(cost $3,305)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option GBP vs USD	Call	DB	05/04/23	1.42		—	GBP	205	$31
(cost $17,237)
Total Options Purchased (cost $20,542)								$2,394
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
1 Year SOFR Mid-Curve Futures	Call	06/16/23	$96.63		3		8	$(2,306)
A44

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
1 Year SOFR Mid-Curve Futures	Put	06/16/23	$95.69		3		8	$(994)
Total Options Written (premiums received $3,854)								$(3,300)
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.80%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	16,710	$12,011	$(42,965)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.83%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	9,740	5,232	(13,686)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.85%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	14,150	5,758	(38,956)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.88%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	16,710	5,252	(58,580)
Total Centrally Cleared Swaptions (cost $182,440)							$28,253	$(154,187)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.70%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	9,740	$(8,014)	$6,401
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.75%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	14,150	(27,128)	8,247
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.78%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	16,710	(44,011)	(3,406)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.10%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	16,710	(1,547)	16,667
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.15%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	16,710	(1,399)	24,335
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.20%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	9,740	(752)	6,553
CDX.NA.IG.39.V1, 12/20/27	Put	06/21/23	1.20%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	17,840	(12,167)	30,649
Total Centrally Cleared Swaptions (premiums received $184,464)							$(95,018)	$89,446

Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
727	2 Year U.S. Treasury Notes	Jun. 2023	$150,091,423	$1,733,279
5	3 Year Australian Treasury Bonds	Jun. 2023	363,689	(2,021)
23	3 Year Korea Treasury Bond	Jun. 2023	1,852,932	6,440
17	5 Year Canadian Government Bonds	Jun. 2023	1,433,585	11,016
1	5 Year Euro-Bobl	Jun. 2023	127,841	(60)
3,182	5 Year U.S. Treasury Notes	Jun. 2023	348,453,851	5,275,022
8	10 Year Korea Treasury Bonds	Jun. 2023	699,620	(737)
3,412	10 Year U.S. Treasury Notes	Jun. 2023	392,113,455	7,874,505
468	20 Year U.S. Treasury Bonds	Jun. 2023	61,381,125	2,336,555
1,170	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	165,116,250	6,443,131
13	Euro-BTP Italian Government Bond	Jun. 2023	1,626,262	(17,671)
1,687	Mini MSCI EAFE Index	Jun. 2023	176,839,775	7,296,014
455	Russell 2000 E-Mini Index	Jun. 2023	41,257,125	612,267
3,546	S&P 500 E-Mini Index	Jun. 2023	733,623,075	42,416,381
				73,984,121
Short Positions:
123	3 Month CME SOFR	Jun. 2023	29,251,706	(65,525)
A45

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Futures contracts outstanding at March 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
270	2 Year U.S. Treasury Notes	Jun. 2023	$55,742,344	$(137,369)
98	5 Year Euro-Bobl	Jun. 2023	12,528,404	(291,999)
120	5 Year U.S. Treasury Notes	Jun. 2023	13,140,937	(276,358)
27	10 Year Australian Treasury Bonds	Jun. 2023	2,217,873	4,305
20	10 Year Canadian Government Bonds	Jun. 2023	1,866,963	2,327
361	10 Year Euro-Bund	Jun. 2023	53,181,971	(336,896)
13	10 Year Japanese Bonds	Jun. 2023	14,502,429	(101,962)
138	10 Year U.K. Gilt	Jun. 2023	17,593,973	122,369
145	10 Year U.S. Treasury Notes	Jun. 2023	16,663,673	(481,780)
218	10 Year U.S. Ultra Treasury Notes	Jun. 2023	26,408,657	(781,941)
465	20 Year U.S. Treasury Bonds	Jun. 2023	60,987,656	(2,609,526)
17	30 Year Euro Buxl	Jun. 2023	2,596,965	(105,007)
84	British Pound Currency	Jun. 2023	6,486,375	(148,496)
420	Euro Currency	Jun. 2023	57,243,375	(1,070,866)
389	Euro Schatz Index	Jun. 2023	44,589,602	(308,381)
13	Euro-OAT	Jun. 2023	1,836,048	2,417
				(6,584,688)
				$67,399,433
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/04/23	BARC	AUD	1,550	$1,040,135	$1,036,247	$—	$(3,888)
Expiring 04/04/23	BARC	AUD	911	614,644	609,046	—	(5,598)
Expiring 04/04/23	BOA	AUD	955	640,595	638,462	—	(2,133)
Expiring 04/04/23	GSI	AUD	1,510	1,021,183	1,009,506	—	(11,677)
Expiring 04/04/23	GSI	AUD	405	269,129	270,761	1,632	—
Expiring 04/04/23	HSBC	AUD	1,555	1,042,889	1,039,590	—	(3,299)
Expiring 04/04/23	JPS	AUD	800	534,340	534,837	497	—
Expiring 04/04/23	JPS	AUD	385	255,277	257,390	2,113	—
Expiring 04/04/23	SSB	AUD	385	257,801	257,391	—	(410)
Expiring 04/04/23	TD	AUD	11,297	7,565,601	7,552,571	—	(13,030)
Expiring 04/04/23	TD	AUD	1,736	1,162,599	1,160,597	—	(2,002)
Expiring 04/04/23	UBS	AUD	1,535	1,028,719	1,026,219	—	(2,500)
Expiring 04/19/23	CITI	AUD	530	367,000	354,307	—	(12,693)
Expiring 04/19/23	DB	AUD	214	148,973	142,868	—	(6,105)
Expiring 04/19/23	HSBC	AUD	601	405,868	402,012	—	(3,856)
Expiring 04/19/23	JPM	AUD	2,774	1,938,480	1,855,368	—	(83,112)
Expiring 04/19/23	JPM	AUD	100	69,711	66,722	—	(2,989)
Expiring 04/19/23	MSI	AUD	524	365,000	350,269	—	(14,731)
Expiring 05/03/23	JPS	AUD	1,158	775,048	774,981	—	(67)
Expiring 05/03/23	JPS	AUD	1,157	774,030	774,313	283	—
Expiring 05/03/23	JPS	AUD	385	258,924	257,658	—	(1,266)
Expiring 05/03/23	TD	AUD	716	480,003	479,177	—	(826)
Brazilian Real,
Expiring 04/04/23	CGM	BRL	3,963	780,057	781,469	1,412	—
Expiring 04/04/23	CGM	BRL	2,580	500,485	508,753	8,268	—
Expiring 04/04/23	CGM	BRL	1,545	297,306	304,661	7,355	—
Expiring 04/04/23	CGM	BRL	1,440	275,124	283,955	8,831	—
Expiring 04/04/23	CGM	BRL	755	144,288	148,880	4,592	—
Expiring 04/04/23	CITI	BRL	3,944	753,751	777,663	23,912	—
A46

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 04/04/23	GS	BRL	390	$74,710	$76,850	$2,140	$—
Expiring 04/04/23	GSI	BRL	3,963	758,941	781,469	22,528	—
Expiring 05/03/23	CGM	BRL	2,598	499,519	509,687	10,168	—
Expiring 05/03/23	CGM	BRL	2,210	427,301	433,568	6,267	—
Expiring 05/03/23	CITI	BRL	1,840	348,195	360,912	12,717	—
British Pound,
Expiring 04/04/23	BARC	GBP	861	1,037,413	1,062,217	24,804	—
Expiring 04/04/23	BNP	GBP	593	727,066	731,031	3,965	—
Expiring 04/04/23	CGM	GBP	617	743,675	761,194	17,519	—
Expiring 04/04/23	GSI	GBP	857	1,015,644	1,057,283	41,639	—
Expiring 04/04/23	GSI	GBP	847	1,033,626	1,044,945	11,319	—
Expiring 04/04/23	GSI	GBP	810	985,484	999,298	13,814	—
Expiring 04/04/23	GSI	GBP	510	613,320	629,188	15,868	—
Expiring 04/04/23	GSI	GBP	448	542,678	552,698	10,020	—
Expiring 04/04/23	GSI	GBP	381	459,966	470,039	10,073	—
Expiring 04/04/23	GSI	GBP	273	334,525	336,801	2,276	—
Expiring 04/04/23	GSI	GBP	212	257,880	261,545	3,665	—
Expiring 04/04/23	GSI	GBP	180	218,667	222,658	3,991	—
Expiring 04/04/23	GSI	GBP	108	130,010	133,240	3,230	—
Expiring 04/04/23	GSI	GBP	106	128,831	130,772	1,941	—
Expiring 04/04/23	HSBC	GBP	842	1,020,336	1,038,777	18,441	—
Expiring 04/04/23	JPS	GBP	214	260,716	264,012	3,296	—
Expiring 04/04/23	JPS	GBP	212	251,613	261,545	9,932	—
Expiring 04/04/23	JPS	GBP	106	128,952	130,773	1,821	—
Expiring 04/04/23	MSC	GBP	249	304,361	307,192	2,831	—
Expiring 04/04/23	MSC	GBP	226	273,551	278,817	5,266	—
Expiring 04/04/23	SSB	GBP	106	129,272	130,773	1,501	—
Expiring 04/04/23	TD	GBP	19,342	23,877,699	23,862,258	—	(15,441)
Expiring 04/04/23	TD	GBP	922	1,138,209	1,137,473	—	(736)
Expiring 04/04/23	TD	GBP	172	212,334	212,197	—	(137)
Expiring 04/04/23	UBS	GBP	136	167,366	167,784	418	—
Expiring 04/19/23	JPM	GBP	1,122	1,350,457	1,385,056	34,599	—
Canadian Dollar,
Expiring 04/04/23	BOA	CAD	1,430	1,040,269	1,058,138	17,869	—
Expiring 04/04/23	DB	CAD	235	173,041	173,890	849	—
Expiring 04/04/23	GSI	CAD	1,415	1,027,612	1,047,038	19,426	—
Expiring 04/04/23	GSI	CAD	1,415	1,028,507	1,047,038	18,531	—
Expiring 04/04/23	GSI	CAD	1,380	1,012,810	1,021,140	8,330	—
Expiring 04/04/23	JPS	CAD	1,380	1,013,565	1,021,140	7,575	—
Expiring 04/04/23	MSC	CAD	16,584	12,227,275	12,271,432	44,157	—
Expiring 04/04/23	UBS	CAD	4,036	2,971,403	2,986,463	15,060	—
Expiring 04/04/23	UBS	CAD	1,965	1,446,682	1,454,014	7,332	—
Expiring 04/19/23	BOA	CAD	1,441	1,075,522	1,066,540	—	(8,982)
Expiring 04/19/23	JPM	CAD	375	280,414	277,893	—	(2,521)
Expiring 05/03/23	GSI	CAD	350	258,661	259,099	438	—
Expiring 05/03/23	GSI	CAD	276	202,171	204,318	2,147	—
Expiring 05/03/23	JPS	CAD	414	303,668	306,477	2,809	—
Expiring 05/03/23	MSC	CAD	1,533	1,130,759	1,134,855	4,096	—
Expiring 05/03/23	MSC	CAD	1	738	741	3	—
Chilean Peso,
Expiring 04/04/23	BOA	CLP	342,950	433,889	431,196	—	(2,693)
Expiring 04/04/23	DB	CLP	159,200	201,414	200,164	—	(1,250)
Expiring 04/04/23	MSC	CLP	904,120	1,140,414	1,136,762	—	(3,652)
Expiring 04/04/23	MSC	CLP	519,100	648,875	652,671	3,796	—
Expiring 04/04/23	MSC	CLP	270,000	335,821	339,475	3,654	—
A47

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 04/04/23	MSC	CLP	170,336	$214,854	$214,166	$—	$(688)
Expiring 04/04/23	SCS	CLP	164,720	208,398	207,104	—	(1,294)
Expiring 04/04/23	SCS	CLP	131,400	163,943	165,211	1,268	—
Expiring 04/04/23	SCS	CLP	78,840	98,041	99,126	1,085	—
Expiring 04/04/23	SCS	CLP	52,560	65,385	66,084	699	—
Expiring 05/03/23	SCS	CLP	133,350	166,313	167,156	843	—
Expiring 05/03/23	SCS	CLP	133,350	166,291	167,156	865	—
Expiring 06/22/23	BARC	CLP	696,628	839,000	868,262	29,262	—
Expiring 06/22/23	UAG	CLP	660,843	819,000	823,660	4,660	—
Chinese Renminbi,
Expiring 04/04/23	GSI	CNH	2,150	312,957	312,917	—	(40)
Expiring 04/04/23	GSI	CNH	1,744	253,151	253,826	675	—
Expiring 04/04/23	JPS	CNH	2,649	385,893	385,542	—	(351)
Expiring 04/04/23	JPS	CNH	2,525	369,709	367,495	—	(2,214)
Expiring 04/04/23	JPS	CNH	1,771	257,682	257,756	74	—
Expiring 04/04/23	JPS	CNH	454	65,889	66,076	187	—
Expiring 04/04/23	SG	CNH	1,745	253,343	253,972	629	—
Expiring 04/28/23	BOA	CNH	3,090	458,968	450,571	—	(8,397)
Expiring 05/04/23	GSI	CNH	3,049	443,678	444,812	1,134	—
Expiring 05/04/23	GSI	CNH	454	66,064	66,233	169	—
Colombian Peso,
Expiring 04/04/23	BNP	COP	1,840,321	397,080	394,945	—	(2,135)
Expiring 04/04/23	BNP	COP	1,518,635	326,864	325,909	—	(955)
Expiring 04/04/23	BNP	COP	879,600	187,528	188,768	1,240	—
Expiring 04/04/23	BNP	COP	194,831	41,556	41,812	256	—
Expiring 04/04/23	BNP	COP	92,937	19,860	19,945	85	—
Expiring 04/04/23	BNP	COP	65,190	13,931	13,990	59	—
Expiring 04/04/23	BOA	COP	2,631,007	566,285	564,630	—	(1,655)
Expiring 04/04/23	CGM	COP	1,716,300	362,050	368,328	6,278	—
Expiring 04/04/23	CGM	COP	526,642	112,453	113,020	567	—
Expiring 04/04/23	CGM	COP	318,133	66,975	68,273	1,298	—
Expiring 04/04/23	MSC	COP	635,503	134,044	136,383	2,339	—
Expiring 04/04/23	MSC	COP	634,931	133,895	136,260	2,365	—
Expiring 04/04/23	SCS	COP	318,133	67,330	68,274	944	—
Expiring 05/03/23	BOA	COP	2,631,007	564,763	561,117	—	(3,646)
Expiring 06/21/23	BARC	COP	15,432,504	3,189,114	3,259,021	69,907	—
Expiring 06/21/23	BARC	COP	8,247,493	1,704,728	1,741,697	36,969	—
Expiring 06/21/23	DB	COP	10,134,538	2,097,922	2,140,201	42,279	—
Expiring 06/21/23	MSI	COP	8,934,784	1,838,925	1,886,839	47,914	—
Czech Koruna,
Expiring 04/04/23	CGM	CZK	8,920	403,839	412,109	8,270	—
Expiring 04/04/23	CGM	CZK	6,840	308,696	316,012	7,316	—
Expiring 04/04/23	CGM	CZK	5,990	262,594	276,741	14,147	—
Expiring 04/04/23	TD	CZK	16,165	747,342	746,831	—	(511)
Expiring 04/04/23	TD	CZK	9,786	452,427	452,118	—	(309)
Expiring 04/19/23	BOA	CZK	34,749	1,553,000	1,604,129	51,129	—
Expiring 04/19/23	CITI	CZK	2,257	102,563	104,188	1,625	—
Expiring 04/19/23	MSI	CZK	35,279	1,589,000	1,628,612	39,612	—
Danish Krone,
Expiring 04/04/23	BARC	DKK	3,244	473,438	472,363	—	(1,075)
Euro,
Expiring 04/04/23	BARC	EUR	650	697,901	705,099	7,198	—
Expiring 04/04/23	BOA	EUR	678	724,815	735,451	10,636	—
Expiring 04/04/23	BOA	EUR	550	590,302	596,604	6,302	—
Expiring 04/04/23	CBA	EUR	357	382,051	387,251	5,200	—
A48

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/04/23	CITI	EUR	534	$574,363	$579,704	$5,341	$—
Expiring 04/04/23	GSI	EUR	1,452	1,542,939	1,575,037	32,098	—
Expiring 04/04/23	GSI	EUR	1,022	1,086,743	1,108,910	22,167	—
Expiring 04/04/23	GSI	EUR	720	768,168	781,010	12,842	—
Expiring 04/04/23	HSBC	EUR	89,005	96,489,875	96,546,924	57,049	—
Expiring 04/04/23	HSBC	EUR	16,959	18,283,217	18,395,755	112,538	—
Expiring 04/04/23	HSBC	EUR	15,494	16,796,968	16,806,898	9,930	—
Expiring 04/04/23	JPS	EUR	585	618,711	634,570	15,859	—
Expiring 04/04/23	JPS	EUR	285	302,619	309,149	6,530	—
Expiring 04/04/23	JPS	EUR	214	230,952	232,133	1,181	—
Expiring 04/04/23	MSC	EUR	489	517,055	530,436	13,381	—
Expiring 04/04/23	MSC	EUR	488	515,441	529,351	13,910	—
Expiring 04/04/23	SCS	EUR	109	115,788	118,236	2,448	—
Expiring 04/04/23	SSB	EUR	828	885,101	898,161	13,060	—
Expiring 04/04/23	SSB	EUR	482	517,300	522,843	5,543	—
Expiring 04/04/23	SSB	EUR	479	507,325	519,589	12,264	—
Expiring 04/04/23	SSB	EUR	294	317,208	318,913	1,705	—
Expiring 04/04/23	UBS	EUR	101	107,911	109,558	1,647	—
Expiring 04/19/23	BARC	EUR	2,286	2,460,827	2,482,319	21,492	—
Expiring 04/19/23	BOA	EUR	2,700	2,854,214	2,931,252	77,038	—
Expiring 04/19/23	HSBC	EUR	45	48,007	48,410	403	—
Expiring 04/19/23	MSI	EUR	656	697,686	712,207	14,521	—
Expiring 04/19/23	MSI	EUR	340	367,025	369,120	2,095	—
Expiring 04/19/23	MSI	EUR	335	369,000	363,317	—	(5,683)
Expiring 04/19/23	MSI	EUR	167	182,976	181,303	—	(1,673)
Expiring 04/21/23	MSC	EUR	104	113,007	112,541	—	(466)
Expiring 04/28/23	GSI	EUR	948	1,031,480	1,029,719	—	(1,761)
Expiring 04/28/23	JPS	EUR	948	1,032,055	1,029,718	—	(2,337)
Expiring 05/03/23	HSBC	EUR	393	426,759	427,000	241	—
Expiring 05/03/23	MSC	EUR	1,310	1,413,483	1,423,334	9,851	—
Expiring 05/03/23	MSC	EUR	847	921,554	920,278	—	(1,276)
Expiring 05/03/23	MSC	EUR	640	690,557	695,370	4,813	—
Expiring 05/03/23	UBS	EUR	88	96,041	95,613	—	(428)
Hungarian Forint,
Expiring 04/04/23	BOA	HUF	99,100	274,120	282,476	8,356	—
Expiring 04/04/23	BOA	HUF	99,100	274,007	282,477	8,470	—
Expiring 04/04/23	MSC	HUF	837,084	2,389,825	2,386,039	—	(3,786)
Expiring 04/04/23	MSC	HUF	301,316	845,609	858,876	13,267	—
Expiring 04/04/23	MSC	HUF	120,996	345,436	344,889	—	(547)
Expiring 04/04/23	UBS	HUF	77,300	214,021	220,337	6,316	—
Expiring 04/19/23	BARC	HUF	64,871	171,040	183,992	12,952	—
Expiring 04/19/23	BOA	HUF	196,181	523,960	556,426	32,466	—
Expiring 04/19/23	HSBC	HUF	995,675	2,608,561	2,824,019	215,458	—
Expiring 04/19/23	HSBC	HUF	663,783	1,749,814	1,882,679	132,865	—
Expiring 04/19/23	HSBC	HUF	128,902	337,710	365,604	27,894	—
Expiring 04/19/23	HSBC	HUF	85,935	226,535	243,736	17,201	—
Expiring 04/19/23	JPM	HUF	398,823	1,059,053	1,131,178	72,125	—
Expiring 04/19/23	JPM	HUF	51,633	137,107	146,444	9,337	—
Expiring 04/19/23	TD	HUF	598,235	1,594,894	1,696,766	101,872	—
Expiring 04/19/23	TD	HUF	77,449	206,479	219,668	13,189	—
Indian Rupee,
Expiring 04/03/23	CGM	INR	45,350	553,521	551,920	—	(1,601)
Expiring 04/03/23	CGM	INR	23,650	286,250	287,826	1,576	—
Expiring 04/03/23	JPS	INR	40,020	484,093	487,052	2,959	—
Expiring 04/03/23	JPS	INR	30,550	370,662	371,800	1,138	—
A49

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 04/03/23	JPS	INR	16,778	$202,633	$204,192	$1,559	$—
Expiring 04/03/23	JPS	INR	12,022	146,342	146,310	—	(32)
Expiring 04/03/23	MSC	INR	191,708	2,327,675	2,333,131	5,456	—
Expiring 04/03/23	SCS	INR	23,338	284,073	284,029	—	(44)
Expiring 05/03/23	MSC	INR	83,829	1,016,140	1,018,304	2,164	—
Expiring 05/03/23	MSC	INR	83,829	1,016,664	1,018,304	1,640	—
Expiring 05/03/23	SCS	INR	36,660	444,997	445,323	326	—
Expiring 06/21/23	BOA	INR	227,869	2,766,000	2,762,198	—	(3,802)
Expiring 06/21/23	JPM	INR	116,272	1,402,000	1,409,437	7,437	—
Expiring 06/21/23	MSI	INR	342,484	4,155,197	4,151,550	—	(3,647)
Indonesian Rupiah,
Expiring 04/04/23	DB	IDR	3,878,000	258,930	259,121	191	—
Expiring 04/04/23	JPS	IDR	25,120,641	1,668,591	1,678,515	9,924	—
Expiring 04/04/23	JPS	IDR	4,319,000	282,944	288,588	5,644	—
Expiring 05/03/23	JPS	IDR	441,000	29,287	29,467	180	—
Expiring 06/21/23	GSI	IDR	54,274,413	3,508,343	3,625,290	116,947	—
Israeli Shekel,
Expiring 04/04/23	CGM	ILS	1,605	452,268	446,351	—	(5,917)
Expiring 04/04/23	HSBC	ILS	3,004	837,679	835,413	—	(2,266)
Expiring 04/04/23	HSBC	ILS	2,375	662,279	660,488	—	(1,791)
Expiring 06/21/23	CITI	ILS	13,504	3,774,123	3,767,737	—	(6,386)
Expiring 06/21/23	CITI	ILS	7,842	2,190,758	2,188,090	—	(2,668)
Expiring 06/21/23	CITI	ILS	843	235,482	235,084	—	(398)
Expiring 06/21/23	CITI	ILS	489	136,690	136,524	—	(166)
Expiring 06/21/23	MSI	ILS	6,268	1,753,468	1,748,715	—	(4,753)
Expiring 06/21/23	MSI	ILS	391	109,405	109,108	—	(297)
Japanese Yen,
Expiring 04/04/23	ANZ	JPY	116,600	859,828	878,677	18,849	—
Expiring 04/04/23	BARC	JPY	277,300	2,050,896	2,089,684	38,788	—
Expiring 04/04/23	BNP	JPY	1,116,506	8,284,468	8,413,791	129,323	—
Expiring 04/04/23	BNP	JPY	208,900	1,527,546	1,574,233	46,687	—
Expiring 04/04/23	BNP	JPY	139,200	1,017,735	1,048,986	31,251	—
Expiring 04/04/23	BNP	JPY	138,900	1,034,398	1,046,726	12,328	—
Expiring 04/04/23	BOA	JPY	138,500	1,041,816	1,043,712	1,896	—
Expiring 04/04/23	BOA	JPY	137,184	1,010,723	1,033,794	23,071	—
Expiring 04/04/23	BOA	JPY	136,200	1,036,143	1,026,379	—	(9,764)
Expiring 04/04/23	CGM	JPY	139,200	1,018,650	1,048,986	30,336	—
Expiring 04/04/23	DB	JPY	114,400	845,492	862,099	16,607	—
Expiring 04/04/23	GSI	JPY	346,800	2,584,742	2,613,423	28,681	—
Expiring 04/04/23	GSI	JPY	277,500	2,064,149	2,091,191	27,042	—
Expiring 04/04/23	GSI	JPY	277,200	2,085,724	2,088,930	3,206	—
Expiring 04/04/23	GSI	JPY	277,100	2,093,857	2,088,176	—	(5,681)
Expiring 04/04/23	GSI	JPY	208,100	1,530,099	1,568,205	38,106	—
Expiring 04/04/23	GSI	JPY	206,000	1,575,032	1,552,380	—	(22,652)
Expiring 04/04/23	GSI	JPY	205,900	1,573,465	1,551,626	—	(21,839)
Expiring 04/04/23	GSI	JPY	204,700	1,545,547	1,542,583	—	(2,964)
Expiring 04/04/23	GSI	JPY	138,000	1,038,687	1,039,943	1,256	—
Expiring 04/04/23	GSI	JPY	137,500	1,035,540	1,036,176	636	—
Expiring 04/04/23	GSI	JPY	135,800	1,026,905	1,023,364	—	(3,541)
Expiring 04/04/23	GSI	JPY	75,500	561,568	568,955	7,387	—
Expiring 04/04/23	GSI	JPY	49,100	370,616	370,008	—	(608)
Expiring 04/04/23	GSI	JPY	34,400	258,220	259,232	1,012	—
Expiring 04/04/23	GSI	JPY	34,400	263,331	259,232	—	(4,099)
Expiring 04/04/23	GSI	JPY	34,400	259,737	259,231	—	(506)
Expiring 04/04/23	GSI	JPY	34,300	258,019	258,479	460	—
A50

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/04/23	GSI	JPY	34,300	$263,076	$258,479	$—	$(4,597)
Expiring 04/04/23	GSI	JPY	17,400	130,111	131,123	1,012	—
Expiring 04/04/23	HSBC	JPY	274,000	2,092,681	2,064,815	—	(27,866)
Expiring 04/04/23	HSBC	JPY	53,271	397,784	401,440	3,656	—
Expiring 04/04/23	JPS	JPY	273,600	2,040,500	2,061,801	21,301	—
Expiring 04/04/23	JPS	JPY	138,900	1,019,444	1,046,725	27,281	—
Expiring 04/04/23	JPS	JPY	138,600	1,025,300	1,044,465	19,165	—
Expiring 04/04/23	JPS	JPY	137,800	1,039,545	1,038,436	—	(1,109)
Expiring 04/04/23	JPS	JPY	135,800	1,025,588	1,023,364	—	(2,224)
Expiring 04/04/23	JPS	JPY	135,800	1,025,588	1,023,364	—	(2,224)
Expiring 04/04/23	JPS	JPY	135,500	1,023,323	1,021,104	—	(2,219)
Expiring 04/04/23	JPS	JPY	17,200	131,104	129,616	—	(1,488)
Expiring 04/04/23	JPS	JPY	17,100	129,926	128,862	—	(1,064)
Expiring 04/04/23	MSC	JPY	3,849,476	28,978,508	29,008,968	30,460	—
Expiring 04/04/23	MSC	JPY	137,400	1,046,961	1,035,422	—	(11,539)
Expiring 04/04/23	MSC	JPY	38,400	294,800	289,376	—	(5,424)
Expiring 04/04/23	SSB	JPY	34,400	258,896	259,233	337	—
Expiring 04/04/23	UBS	JPY	208,100	1,527,012	1,568,204	41,192	—
Expiring 04/19/23	BARC	JPY	349,935	2,762,716	2,643,554	—	(119,162)
Expiring 04/19/23	CITI	JPY	53,839	401,000	406,723	5,723	—
Expiring 04/19/23	CITI	JPY	48,892	373,000	369,348	—	(3,652)
Expiring 04/19/23	CITI	JPY	27,251	204,000	205,864	1,864	—
Expiring 04/19/23	CITI	JPY	27,209	204,000	205,548	1,548	—
Expiring 04/19/23	GSI	JPY	54,702	405,000	413,243	8,243	—
Expiring 04/19/23	GSI	JPY	53,002	418,471	400,399	—	(18,072)
Expiring 04/19/23	MSI	JPY	57,696	432,000	435,860	3,860	—
Expiring 04/19/23	MSI	JPY	48,739	364,000	368,196	4,196	—
Expiring 04/19/23	MSI	JPY	48,358	361,000	365,320	4,320	—
Expiring 05/02/23	BARC	JPY	129,800	982,706	982,659	—	(47)
Expiring 05/02/23	GSI	JPY	68,600	520,989	519,341	—	(1,648)
Expiring 05/02/23	GSI	JPY	68,500	518,808	518,584	—	(224)
Expiring 05/02/23	GSI	JPY	35,800	274,786	271,026	—	(3,760)
Expiring 05/02/23	GSI	JPY	34,300	259,606	259,670	64	—
Expiring 05/02/23	JPS	JPY	137,300	1,034,501	1,039,439	4,938	—
Expiring 05/02/23	MSC	JPY	1,309,706	9,899,045	9,915,215	16,170	—
Expiring 05/02/23	MSC	JPY	137,100	1,038,227	1,037,925	—	(302)
Expiring 05/02/23	TD	JPY	79,439	598,652	601,398	2,746	—
Malaysian Ringgit,
Expiring 04/04/23	HSBC	MYR	7,337	1,664,474	1,664,609	135	—
Expiring 05/15/23	BARC	MYR	848	198,145	193,117	—	(5,028)
Mexican Peso,
Expiring 04/04/23	GSI	MXN	11,420	622,954	633,235	10,281	—
Expiring 04/04/23	GSI	MXN	7,690	405,206	426,408	21,202	—
Expiring 04/04/23	SSB	MXN	11,790	626,165	653,752	27,587	—
Expiring 04/04/23	SSB	MXN	5,420	291,340	300,537	9,197	—
Expiring 04/04/23	UBS	MXN	31,726	1,752,624	1,759,196	6,572	—
Expiring 04/04/23	UBS	MXN	25,398	1,403,049	1,408,310	5,261	—
Expiring 04/21/23	MSC	MXN	748	39,464	41,350	1,886	—
Expiring 06/21/23	JPM	MXN	79,322	4,319,045	4,331,630	12,585	—
New Taiwanese Dollar,
Expiring 05/03/23	CGM	TWD	2,315	76,765	76,033	—	(732)
Expiring 06/21/23	MSI	TWD	35,133	1,161,156	1,160,801	—	(355)
New Zealand Dollar,
Expiring 04/04/23	ANZ	NZD	555	341,649	347,050	5,401	—
Expiring 04/04/23	BNP	NZD	630	388,024	393,949	5,925	—
A51

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/04/23	GSI	NZD	4,980	$3,048,731	$3,114,071	$65,340	$—
Expiring 04/04/23	GSI	NZD	4,930	3,084,553	3,082,805	—	(1,748)
Expiring 04/04/23	GSI	NZD	3,315	2,026,579	2,072,921	46,342	—
Expiring 04/04/23	GSI	NZD	1,660	1,020,444	1,038,024	17,580	—
Expiring 04/04/23	GSI	NZD	1,660	1,028,951	1,038,024	9,073	—
Expiring 04/04/23	GSI	NZD	1,655	1,010,857	1,034,897	24,040	—
Expiring 04/04/23	GSI	NZD	1,655	1,032,811	1,034,897	2,086	—
Expiring 04/04/23	GSI	NZD	1,655	1,029,185	1,034,897	5,712	—
Expiring 04/04/23	GSI	NZD	1,655	1,011,175	1,034,897	23,722	—
Expiring 04/04/23	GSI	NZD	1,650	1,019,197	1,031,771	12,574	—
Expiring 04/04/23	GSI	NZD	1,645	1,027,196	1,028,644	1,448	—
Expiring 04/04/23	GSI	NZD	1,640	1,014,865	1,025,518	10,653	—
Expiring 04/04/23	GSI	NZD	1,613	998,003	1,008,633	10,630	—
Expiring 04/04/23	GSI	NZD	210	131,717	131,316	—	(401)
Expiring 04/04/23	JPS	NZD	210	129,787	131,317	1,530	—
Expiring 04/04/23	JPS	NZD	210	131,314	131,316	2	—
Expiring 04/04/23	MSC	NZD	3,372	2,086,796	2,108,564	21,768	—
Expiring 04/04/23	MSC	NZD	3,355	2,102,961	2,097,933	—	(5,028)
Expiring 04/04/23	MSC	NZD	1,650	1,022,326	1,031,769	9,443	—
Expiring 04/04/23	MSC	NZD	385	239,104	240,746	1,642	—
Expiring 04/04/23	SSB	NZD	205	127,025	128,189	1,164	—
Expiring 04/04/23	UBS	NZD	13,256	8,285,000	8,289,181	4,181	—
Expiring 04/04/23	UBS	NZD	3,240	2,025,000	2,026,022	1,022	—
Expiring 04/04/23	UBS	NZD	1,635	1,014,056	1,022,390	8,334	—
Expiring 04/04/23	UBS	NZD	500	312,659	312,658	—	(1)
Expiring 04/19/23	BARC	NZD	566	367,000	354,019	—	(12,981)
Expiring 04/19/23	CITI	NZD	163	105,624	102,164	—	(3,460)
Expiring 04/19/23	MSI	NZD	606	384,830	379,101	—	(5,729)
Expiring 05/03/23	JPS	NZD	1,655	1,035,264	1,034,916	—	(348)
Norwegian Krone,
Expiring 04/04/23	CGM	NOK	10,530	1,021,444	1,005,937	—	(15,507)
Expiring 04/04/23	CGM	NOK	5,080	482,906	485,295	2,389	—
Expiring 04/04/23	CGM	NOK	4,690	455,422	448,038	—	(7,384)
Expiring 04/04/23	GSI	NOK	11,180	1,046,601	1,068,031	21,430	—
Expiring 04/04/23	GSI	NOK	11,180	1,048,549	1,068,031	19,482	—
Expiring 04/04/23	GSI	NOK	2,680	255,351	256,022	671	—
Expiring 04/04/23	JPS	NOK	1,330	127,479	127,056	—	(423)
Expiring 04/04/23	JPS	NOK	1,320	126,268	126,100	—	(168)
Expiring 04/04/23	SCS	NOK	2,220	214,404	212,078	—	(2,326)
Expiring 04/04/23	UBS	NOK	26,810	2,568,500	2,561,173	—	(7,327)
Expiring 04/04/23	UBS	NOK	10,053	974,860	960,368	—	(14,492)
Expiring 04/04/23	UBS	NOK	3,130	293,981	299,011	5,030	—
Expiring 04/19/23	CITI	NOK	3,212	325,615	307,065	—	(18,550)
Expiring 05/03/23	GSI	NOK	10,760	1,031,323	1,029,299	—	(2,024)
Expiring 05/03/23	UBS	NOK	39,623	3,801,059	3,790,329	—	(10,730)
Peruvian Nuevo Sol,
Expiring 04/04/23	BARC	PEN	401	106,589	106,537	—	(52)
Expiring 04/04/23	BARC	PEN	65	17,022	17,269	247	—
Expiring 04/04/23	BOA	PEN	401	106,819	106,537	—	(282)
Expiring 04/04/23	BOA	PEN	65	17,278	17,270	—	(8)
Expiring 05/03/23	BOA	PEN	65	17,282	17,235	—	(47)
Philippine Peso,
Expiring 04/04/23	MSC	PHP	9,290	168,526	171,056	2,530	—
Expiring 04/04/23	MSC	PHP	1,050	19,284	19,334	50	—
Expiring 06/21/23	CITI	PHP	103,616	1,891,000	1,907,009	16,009	—
A52

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/21/23	JPM	PHP	60,647	$1,116,870	$1,116,181	$—	$(689)
Polish Zloty,
Expiring 04/04/23	BOA	PLN	1,770	407,070	409,964	2,894	—
Expiring 04/04/23	BOA	PLN	1,520	353,855	352,059	—	(1,796)
Expiring 04/04/23	BOA	PLN	1,500	346,879	347,426	547	—
Expiring 04/04/23	BOA	PLN	1,185	269,618	274,466	4,848	—
Expiring 04/04/23	BOA	PLN	275	63,655	63,695	40	—
Expiring 04/04/23	MSC	PLN	2,955	686,220	684,430	—	(1,790)
Expiring 04/04/23	MSC	PLN	1,270	289,756	294,155	4,399	—
Expiring 04/04/23	MSC	PLN	359	83,368	83,151	—	(217)
Expiring 04/19/23	HSBC	PLN	5,513	1,246,000	1,275,664	29,664	—
Expiring 04/19/23	MSI	PLN	4,850	1,102,610	1,122,312	19,702	—
Expiring 05/04/23	HSBC	PLN	690	158,025	159,515	1,490	—
Romanian Leu,
Expiring 04/04/23	BARC	RON	618	135,632	135,437	—	(195)
Expiring 04/04/23	BNP	RON	601	131,855	131,712	—	(143)
Singapore Dollar,
Expiring 04/04/23	BARC	SGD	465	344,644	349,458	4,814	—
Expiring 04/04/23	HSBC	SGD	445	330,495	334,427	3,932	—
Expiring 04/04/23	HSBC	SGD	415	309,196	311,881	2,685	—
Expiring 04/04/23	JPS	SGD	805	598,420	604,975	6,555	—
Expiring 04/04/23	JPS	SGD	654	484,242	491,495	7,253	—
Expiring 04/04/23	MSC	SGD	1,548	1,164,172	1,163,355	—	(817)
Expiring 04/21/23	JPM	SGD	152	114,462	113,932	—	(530)
Expiring 05/03/23	JPS	SGD	360	270,972	270,795	—	(177)
Expiring 05/03/23	MSC	SGD	1,264	951,406	950,792	—	(614)
Expiring 06/21/23	BOA	SGD	2,853	2,138,000	2,149,787	11,787	—
South African Rand,
Expiring 04/04/23	GSI	ZAR	11,780	629,883	661,385	31,502	—
Expiring 04/04/23	MSC	ZAR	69,211	3,808,662	3,885,833	77,171	—
Expiring 06/21/23	HSBC	ZAR	2,566	137,260	143,077	5,817	—
Expiring 06/21/23	JPM	ZAR	50,302	2,684,827	2,804,820	119,993	—
Expiring 06/21/23	JPM	ZAR	4,048	216,039	225,694	9,655	—
Expiring 06/21/23	TD	ZAR	54,866	2,982,277	3,059,324	77,047	—
Expiring 06/21/23	TD	ZAR	4,415	239,974	246,174	6,200	—
South Korean Won,
Expiring 04/04/23	BARC	KRW	2,018,730	1,558,384	1,547,810	—	(10,574)
Expiring 04/04/23	BARC	KRW	338,500	263,158	259,536	—	(3,622)
Expiring 04/04/23	BARC	KRW	335,910	254,863	257,550	2,687	—
Expiring 04/04/23	BNP	KRW	6,483,423	4,979,090	4,970,997	—	(8,093)
Expiring 04/04/23	BNP	KRW	2,655,610	2,050,031	2,036,120	—	(13,911)
Expiring 04/04/23	BNP	KRW	541,805	410,064	415,415	5,351	—
Expiring 04/04/23	BOA	KRW	1,336,030	1,027,320	1,024,366	—	(2,954)
Expiring 04/04/23	CGM	KRW	1,346,420	1,026,939	1,032,333	5,394	—
Expiring 04/04/23	CGM	KRW	1,343,870	1,020,015	1,030,377	10,362	—
Expiring 04/04/23	GSI	KRW	1,343,870	1,019,126	1,030,378	11,252	—
Expiring 04/04/23	GSI	KRW	772,175	596,090	592,045	—	(4,045)
Expiring 04/04/23	GSI	KRW	336,530	256,209	258,026	1,817	—
Expiring 04/04/23	JPS	KRW	2,697,260	2,077,692	2,068,054	—	(9,638)
Expiring 04/04/23	JPS	KRW	1,346,570	1,022,375	1,032,448	10,073	—
Expiring 04/04/23	JPS	KRW	1,325,920	1,021,038	1,016,615	—	(4,423)
Expiring 04/04/23	JPS	KRW	378,600	287,210	290,282	3,072	—
Expiring 04/04/23	JPS	KRW	338,300	258,343	259,383	1,040	—
Expiring 04/04/23	JPS	KRW	336,720	259,029	258,171	—	(858)
Expiring 04/04/23	MSC	KRW	2,709,940	2,091,972	2,077,777	—	(14,195)
A53

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/04/23	MSC	KRW	1,348,820	$1,038,472	$1,034,172	$—	$(4,300)
Expiring 05/03/23	BNP	KRW	3,197,415	2,460,373	2,452,244	—	(8,129)
Expiring 05/03/23	CGM	KRW	1,343,920	1,032,990	1,030,714	—	(2,276)
Expiring 06/21/23	BARC	KRW	2,622,681	2,019,000	2,017,315	—	(1,685)
Expiring 06/21/23	CITI	KRW	297,344	226,400	228,712	2,312	—
Expiring 06/21/23	HSBC	KRW	1,882,355	1,444,000	1,447,871	3,871	—
Expiring 06/21/23	UAG	KRW	1,306,017	994,000	1,004,562	10,562	—
Swedish Krona,
Expiring 04/04/23	BARC	SEK	14,730	1,413,492	1,419,534	6,042	—
Expiring 04/04/23	BNP	SEK	28,528	2,748,103	2,749,252	1,149	—
Expiring 04/04/23	CGM	SEK	10,640	1,020,340	1,025,380	5,040	—
Expiring 04/04/23	CGM	SEK	6,400	608,954	616,769	7,815	—
Expiring 04/04/23	CGM	SEK	5,766	542,698	555,671	12,973	—
Expiring 04/04/23	CGM	SEK	5,510	520,446	531,001	10,555	—
Expiring 04/04/23	CGM	SEK	3,244	304,504	312,625	8,121	—
Expiring 04/04/23	GSI	SEK	10,860	1,015,058	1,046,582	31,524	—
Expiring 04/04/23	GSI	SEK	10,690	1,043,961	1,030,199	—	(13,762)
Expiring 04/04/23	GSI	SEK	2,750	260,425	265,018	4,593	—
Expiring 04/04/23	GSI	SEK	2,730	257,176	263,091	5,915	—
Expiring 04/04/23	JPS	SEK	11,010	1,042,594	1,061,037	18,443	—
Expiring 04/04/23	JPS	SEK	10,860	1,015,734	1,046,581	30,847	—
Expiring 04/04/23	JPS	SEK	2,730	261,867	263,091	1,224	—
Expiring 04/04/23	JPS	SEK	2,730	258,712	263,091	4,379	—
Expiring 04/04/23	JPS	SEK	670	62,985	64,568	1,583	—
Expiring 04/04/23	JPS	SEK	670	63,341	64,568	1,227	—
Expiring 04/04/23	UBS	SEK	6,550	631,431	631,225	—	(206)
Expiring 04/19/23	JPM	SEK	3,603	345,824	347,533	1,709	—
Expiring 05/03/23	BARC	SEK	9,248	888,939	892,682	3,743	—
Swiss Franc,
Expiring 04/04/23	BARC	CHF	120	132,077	131,211	—	(866)
Expiring 04/04/23	BNP	CHF	2,473	2,698,335	2,704,035	5,700	—
Expiring 04/04/23	BNP	CHF	1,682	1,835,261	1,839,138	3,877	—
Expiring 04/04/23	BOA	CHF	955	1,040,849	1,044,219	3,370	—
Expiring 04/04/23	BOA	CHF	120	127,685	131,210	3,525	—
Expiring 04/04/23	CGM	CHF	1,895	2,023,029	2,072,037	49,008	—
Expiring 04/04/23	CGM	CHF	1,885	2,063,492	2,061,102	—	(2,390)
Expiring 04/04/23	CGM	CHF	1,415	1,538,860	1,547,193	8,333	—
Expiring 04/04/23	CGM	CHF	955	1,029,662	1,044,219	14,557	—
Expiring 04/04/23	GSI	CHF	1,885	2,049,715	2,061,102	11,387	—
Expiring 04/04/23	GSI	CHF	950	1,012,394	1,038,752	26,358	—
Expiring 04/04/23	GSI	CHF	940	1,022,272	1,027,817	5,545	—
Expiring 04/04/23	GSI	CHF	940	1,028,812	1,027,817	—	(995)
Expiring 04/04/23	GSI	CHF	240	259,614	262,422	2,808	—
Expiring 04/04/23	GSI	CHF	240	262,780	262,421	—	(359)
Expiring 04/04/23	GSI	CHF	120	130,358	131,210	852	—
Expiring 04/04/23	GSI	CHF	115	124,332	125,743	1,411	—
Expiring 04/04/23	GSI	CHF	115	124,912	125,744	832	—
Expiring 04/04/23	JPS	CHF	960	1,053,171	1,049,686	—	(3,485)
Expiring 04/04/23	JPS	CHF	955	1,039,547	1,044,219	4,672	—
Expiring 04/04/23	JPS	CHF	940	1,019,323	1,027,818	8,495	—
Expiring 04/04/23	JPS	CHF	240	257,977	262,421	4,444	—
Expiring 04/04/23	JPS	CHF	120	130,923	131,211	288	—
Expiring 04/04/23	JPS	CHF	120	129,524	131,211	1,687	—
Expiring 04/04/23	MSC	CHF	1,870	2,048,799	2,044,701	—	(4,098)
Expiring 04/04/23	MSC	CHF	965	1,044,896	1,055,153	10,257	—
A54

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/04/23	MSC	CHF	955	$1,037,752	$1,044,219	$6,467	$—
Expiring 04/04/23	MSC	CHF	935	1,022,484	1,022,351	—	(133)
Expiring 04/04/23	MSC	CHF	120	131,305	131,210	—	(95)
Expiring 04/04/23	SCS	CHF	300	321,754	328,027	6,273	—
Expiring 04/04/23	UBS	CHF	2,890	3,129,450	3,159,993	30,543	—
Expiring 04/04/23	UBS	CHF	1,925	2,080,553	2,104,840	24,287	—
Expiring 04/04/23	UBS	CHF	1,905	2,056,702	2,082,970	26,268	—
Expiring 04/04/23	UBS	CHF	1,905	2,060,215	2,082,971	22,756	—
Expiring 04/04/23	UBS	CHF	955	1,037,604	1,044,219	6,615	—
Expiring 04/04/23	UBS	CHF	955	1,024,587	1,044,219	19,632	—
Expiring 04/04/23	UBS	CHF	950	1,012,532	1,038,752	26,220	—
Thai Baht,
Expiring 04/04/23	BARC	THB	39,671	1,160,989	1,160,606	—	(383)
Expiring 04/04/23	BARC	THB	14,738	431,314	431,172	—	(142)
Expiring 04/04/23	BARC	THB	9,320	272,834	272,664	—	(170)
Expiring 06/21/23	GSI	THB	22,822	665,000	672,992	7,992	—
Turkish Lira,
Expiring 04/04/23	BARC	TRY	1,029	53,538	53,436	—	(102)
				$597,232,179	$600,754,967	4,319,640	(796,852)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/04/23	BARC	AUD	9,220	$6,220,651	$6,163,999	$56,652	$—
Expiring 04/04/23	BARC	AUD	337	227,371	225,300	2,071	—
Expiring 04/04/23	GSI	AUD	1,540	1,017,994	1,029,562	—	(11,568)
Expiring 04/04/23	JPS	AUD	385	255,956	257,390	—	(1,434)
Expiring 04/04/23	JPS	AUD	385	254,946	257,391	—	(2,445)
Expiring 04/04/23	MSC	AUD	2,077	1,396,134	1,388,571	7,563	—
Expiring 04/04/23	TD	AUD	716	479,505	478,679	826	—
Expiring 04/04/23	UBS	AUD	3,095	2,055,947	2,069,152	—	(13,205)
Expiring 04/04/23	UBS	AUD	3,025	2,040,066	2,022,353	17,713	—
Expiring 04/04/23	UBS	AUD	1,399	943,985	935,297	8,688	—
Expiring 04/04/23	UBS	AUD	845	567,554	564,921	2,633	—
Expiring 04/19/23	BNP	AUD	1,035	735,000	692,097	42,903	—
Expiring 04/19/23	BNP	AUD	681	485,000	455,833	29,167	—
Expiring 04/19/23	CITI	AUD	1,215	816,902	812,719	4,183	—
Expiring 04/19/23	CITI	AUD	519	365,000	347,319	17,681	—
Expiring 04/19/23	HSBC	AUD	386	261,481	258,470	3,011	—
Expiring 04/19/23	JPM	AUD	1,606	1,068,000	1,074,487	—	(6,487)
Expiring 04/19/23	JPM	AUD	1,232	823,868	824,090	—	(222)
Expiring 04/19/23	JPM	AUD	684	485,667	457,530	28,137	—
Expiring 04/19/23	JPM	AUD	522	365,881	349,168	16,713	—
Expiring 04/19/23	MSI	AUD	520	366,597	347,830	18,767	—
Expiring 05/03/23	GSI	AUD	385	257,445	257,658	—	(213)
Expiring 05/03/23	TD	AUD	11,297	7,573,452	7,560,419	13,033	—
Expiring 05/03/23	TD	AUD	1,736	1,163,806	1,161,803	2,003	—
Expiring 05/03/23	UBS	AUD	323	216,342	216,165	177	—
Brazilian Real,
Expiring 04/04/23	CGM	BRL	2,598	501,699	512,302	—	(10,603)
Expiring 04/04/23	CGM	BRL	1,981	377,477	390,636	—	(13,159)
Expiring 04/04/23	CGM	BRL	1,415	269,832	279,025	—	(9,193)
A55

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 04/04/23	CGM	BRL	1,013	$190,092	$199,755	$—	$(9,663)
Expiring 04/04/23	CGM	BRL	849	161,407	167,415	—	(6,008)
Expiring 04/04/23	CGM	BRL	623	118,452	122,850	—	(4,398)
Expiring 04/04/23	CGM	BRL	566	107,605	111,611	—	(4,006)
Expiring 04/04/23	CGM	BRL	506	95,041	99,778	—	(4,737)
Expiring 04/04/23	CGM	BRL	506	94,792	99,779	—	(4,987)
Expiring 04/04/23	CGM	BRL	226	42,945	44,565	—	(1,620)
Expiring 04/04/23	CITI	BRL	2,104	401,000	414,899	—	(13,899)
Expiring 04/04/23	CITI	BRL	1,840	349,744	362,763	—	(13,019)
Expiring 04/04/23	GS	BRL	390	75,622	76,850	—	(1,228)
Expiring 04/04/23	GSI	BRL	3,963	780,057	781,469	—	(1,412)
Expiring 05/03/23	HSBC	BRL	4,183	813,000	820,618	—	(7,618)
British Pound,
Expiring 04/04/23	BARC	GBP	855	1,025,025	1,054,815	—	(29,790)
Expiring 04/04/23	BARC	GBP	212	260,294	261,545	—	(1,251)
Expiring 04/04/23	BARC	GBP	106	127,880	130,772	—	(2,892)
Expiring 04/04/23	BNP	GBP	17,038	20,517,364	21,019,810	—	(502,446)
Expiring 04/04/23	BNP	GBP	1,093	1,316,204	1,348,436	—	(32,232)
Expiring 04/04/23	BNP	GBP	141	169,794	173,952	—	(4,158)
Expiring 04/04/23	GSI	GBP	861	1,042,319	1,062,217	—	(19,898)
Expiring 04/04/23	GSI	GBP	860	1,025,345	1,060,984	—	(35,639)
Expiring 04/04/23	GSI	GBP	859	1,023,715	1,059,750	—	(36,035)
Expiring 04/04/23	GSI	GBP	846	1,020,174	1,043,711	—	(23,537)
Expiring 04/04/23	GSI	GBP	476	583,548	587,242	—	(3,694)
Expiring 04/04/23	GSI	GBP	439	520,095	541,595	—	(21,500)
Expiring 04/04/23	GSI	GBP	286	349,569	352,838	—	(3,269)
Expiring 04/04/23	GSI	GBP	214	261,936	264,012	—	(2,076)
Expiring 04/04/23	GSI	GBP	106	130,260	130,772	—	(512)
Expiring 04/04/23	JPS	GBP	215	259,977	265,246	—	(5,269)
Expiring 04/04/23	JPS	GBP	215	256,293	265,246	—	(8,953)
Expiring 04/04/23	JPS	GBP	214	256,710	264,012	—	(7,302)
Expiring 04/04/23	JPS	GBP	212	257,934	261,544	—	(3,610)
Expiring 04/04/23	MSI	GBP	773	936,567	953,689	—	(17,122)
Expiring 04/04/23	RBC	GBP	416	501,070	513,220	—	(12,150)
Expiring 04/04/23	SSB	GBP	2,893	3,481,198	3,569,100	—	(87,902)
Expiring 04/19/23	BNP	GBP	320	394,364	394,680	—	(316)
Expiring 04/19/23	HSBC	GBP	12,876	15,724,152	15,890,479	—	(166,327)
Expiring 04/19/23	TD	GBP	243	301,069	300,405	664	—
Expiring 05/02/23	BNP	GBP	593	727,476	731,457	—	(3,981)
Expiring 05/03/23	BNP	GBP	716	885,856	883,863	1,993	—
Expiring 05/03/23	HSBC	GBP	836	1,035,156	1,031,997	3,159	—
Expiring 05/03/23	JPS	GBP	471	580,937	581,424	—	(487)
Expiring 05/03/23	JPS	GBP	233	285,855	287,626	—	(1,771)
Expiring 05/03/23	TD	GBP	19,342	23,891,374	23,876,658	14,716	—
Expiring 05/03/23	TD	GBP	922	1,138,861	1,138,159	702	—
Expiring 05/03/23	TD	GBP	172	212,456	212,325	131	—
Canadian Dollar,
Expiring 04/04/23	BARC	CAD	530	386,105	392,177	—	(6,072)
Expiring 04/04/23	BNP	CAD	2,760	2,023,906	2,042,279	—	(18,373)
Expiring 04/04/23	BNP	CAD	1,820	1,315,847	1,346,721	—	(30,874)
Expiring 04/04/23	BOA	CAD	1,435	1,049,784	1,061,837	—	(12,053)
Expiring 04/04/23	CGM	CAD	484	356,667	358,139	—	(1,472)
Expiring 04/04/23	CGM	CAD	432	318,236	319,661	—	(1,425)
Expiring 04/04/23	GSI	CAD	715	522,974	529,068	—	(6,094)
Expiring 04/04/23	GSI	CAD	610	447,777	451,374	—	(3,597)
A56

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/04/23	GSI	CAD	580	$420,293	$429,175	$—	$(8,882)
Expiring 04/04/23	JPS	CAD	1,430	1,050,403	1,058,137	—	(7,734)
Expiring 04/04/23	MSC	CAD	1,533	1,130,271	1,134,353	—	(4,082)
Expiring 04/04/23	MSC	CAD	1	737	740	—	(3)
Expiring 04/04/23	UBS	CAD	16,100	11,853,217	11,913,294	—	(60,077)
Expiring 04/04/23	UBS	CAD	1,410	1,024,225	1,043,338	—	(19,113)
Expiring 04/19/23	BNP	CAD	162	121,119	119,546	1,573	—
Expiring 04/19/23	CITI	CAD	486	364,000	359,533	4,467	—
Expiring 04/19/23	CITI	CAD	298	221,291	220,723	568	—
Expiring 04/19/23	GSI	CAD	488	365,000	361,465	3,535	—
Expiring 04/19/23	JPM	CAD	489	365,000	362,169	2,831	—
Expiring 04/19/23	MSI	CAD	448	330,110	331,350	—	(1,240)
Expiring 05/03/23	GSI	CAD	1,410	1,039,601	1,043,800	—	(4,199)
Expiring 05/03/23	JPS	CAD	1,400	1,035,362	1,036,397	—	(1,035)
Expiring 05/03/23	JPS	CAD	350	258,977	259,099	—	(122)
Expiring 05/03/23	MSC	CAD	16,584	12,232,551	12,276,858	—	(44,307)
Chilean Peso,
Expiring 04/04/23	BOA	CLP	342,950	410,571	431,195	—	(20,624)
Expiring 04/04/23	DB	CLP	159,200	194,099	200,164	—	(6,065)
Expiring 04/04/23	MSC	CLP	683,400	819,051	859,247	—	(40,196)
Expiring 04/04/23	MSC	CLP	666,870	843,701	838,464	5,237	—
Expiring 04/04/23	MSC	CLP	171,475	204,453	215,597	—	(11,144)
Expiring 04/04/23	MSC	CLP	170,336	204,147	214,166	—	(10,019)
Expiring 04/04/23	MSC	CLP	102,885	123,378	129,359	—	(5,981)
Expiring 04/04/23	MSC	CLP	68,590	82,065	86,239	—	(4,174)
Expiring 04/04/23	SCS	CLP	159,200	194,265	200,164	—	(5,899)
Expiring 04/04/23	SCS	CLP	67,080	81,383	84,340	—	(2,957)
Expiring 04/04/23	SCS	CLP	67,080	81,477	84,341	—	(2,864)
Expiring 04/04/23	SCS	CLP	67,080	81,358	84,340	—	(2,982)
Expiring 04/04/23	SCS	CLP	67,080	81,507	84,341	—	(2,834)
Expiring 05/03/23	MSC	CLP	904,120	1,137,329	1,133,331	3,998	—
Expiring 05/03/23	MSC	CLP	170,336	214,273	213,520	753	—
Expiring 06/22/23	BNP	CLP	797,904	965,869	994,490	—	(28,621)
Expiring 06/22/23	CITI	CLP	334,669	411,000	417,124	—	(6,124)
Expiring 06/22/23	MSI	CLP	337,298	409,000	420,401	—	(11,401)
Expiring 06/22/23	UAG	CLP	2,093,054	2,586,124	2,608,734	—	(22,610)
Expiring 06/22/23	UAG	CLP	667,248	818,000	831,642	—	(13,642)
Chinese Renminbi,
Expiring 04/04/23	GSI	CNH	3,049	442,618	443,759	—	(1,141)
Expiring 04/04/23	GSI	CNH	1,745	253,058	253,972	—	(914)
Expiring 04/04/23	GSI	CNH	454	65,906	66,076	—	(170)
Expiring 04/04/23	JPS	CNH	4,268	619,413	621,176	—	(1,763)
Expiring 04/04/23	RBC	CNH	1,754	253,995	255,282	—	(1,287)
Expiring 04/04/23	UBS	CNH	1,768	255,752	257,319	—	(1,567)
Expiring 05/04/23	BNP	CNH	2,498	364,596	364,428	168	—
Expiring 05/04/23	SSB	CNH	2,471	360,044	360,489	—	(445)
Expiring 05/23/23	HSBC	CNH	13,419	1,933,000	1,960,837	—	(27,837)
Expiring 05/23/23	JPM	CNH	15,177	2,191,000	2,217,729	—	(26,729)
Expiring 05/23/23	JPM	CNH	13,544	1,970,000	1,979,083	—	(9,083)
Expiring 05/23/23	MSI	CNH	76,433	11,166,888	11,168,609	—	(1,721)
Expiring 05/23/23	MSI	CNH	32,526	4,752,134	4,752,866	—	(732)
Expiring 05/23/23	SSB	CNH	8,410	1,211,569	1,228,925	—	(17,356)
Expiring 01/24/24	BOA	CNH	3,090	465,712	458,765	6,947	—
Colombian Peso,
Expiring 04/04/23	BNP	COP	1,840,321	381,157	394,944	—	(13,787)
A57

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 04/04/23	BNP	COP	1,259,393	$260,838	$270,273	$—	$(9,435)
Expiring 04/04/23	BNP	COP	745,900	155,665	160,075	—	(4,410)
Expiring 04/04/23	BNP	COP	745,900	156,013	160,074	—	(4,061)
Expiring 04/04/23	BOA	COP	2,631,007	568,007	564,631	3,376	—
Expiring 04/04/23	CGM	COP	2,561,075	551,234	549,623	1,611	—
Expiring 04/04/23	MSC	COP	1,270,434	273,442	272,643	799	—
Expiring 04/04/23	SCS	COP	318,133	68,473	68,273	200	—
Expiring 05/03/23	BNP	COP	1,840,321	394,839	392,487	2,352	—
Expiring 06/21/23	MSI	COP	4,184,829	843,000	883,748	—	(40,748)
Expiring 06/21/23	MSI	COP	3,199,993	654,000	675,771	—	(21,771)
Czech Koruna,
Expiring 04/04/23	CGM	CZK	14,410	653,809	665,749	—	(11,940)
Expiring 04/04/23	CGM	CZK	11,800	523,152	545,167	—	(22,015)
Expiring 04/04/23	TD	CZK	16,165	735,241	746,832	—	(11,591)
Expiring 04/04/23	TD	CZK	5,326	242,245	246,064	—	(3,819)
Expiring 04/19/23	HSBC	CZK	22,741	1,018,498	1,049,805	—	(31,307)
Expiring 04/19/23	HSBC	CZK	9,322	409,000	430,347	—	(21,347)
Expiring 05/03/23	TD	CZK	16,165	746,177	745,696	481	—
Expiring 05/03/23	TD	CZK	9,786	451,722	451,431	291	—
Danish Krone,
Expiring 04/04/23	BARC	DKK	3,244	465,811	472,363	—	(6,552)
Expiring 05/03/23	BARC	DKK	3,244	474,325	473,272	1,053	—
Euro,
Expiring 04/04/23	BARC	EUR	568	601,729	616,130	—	(14,401)
Expiring 04/04/23	BARC	EUR	452	478,855	490,301	—	(11,446)
Expiring 04/04/23	BARC	EUR	189	199,875	205,015	—	(5,140)
Expiring 04/04/23	BNP	EUR	575	610,011	624,158	—	(14,147)
Expiring 04/04/23	BNP	EUR	436	465,074	473,474	—	(8,400)
Expiring 04/04/23	CGM	EUR	1,493	1,602,644	1,619,510	—	(16,866)
Expiring 04/04/23	CGM	EUR	189	199,404	205,015	—	(5,611)
Expiring 04/04/23	CITI	EUR	329	350,949	356,824	—	(5,875)
Expiring 04/04/23	HSBC	EUR	393	426,049	426,301	—	(252)
Expiring 04/04/23	JPM	EUR	1,198	1,271,422	1,299,694	—	(28,272)
Expiring 04/04/23	JPM	EUR	1,140	1,212,474	1,237,034	—	(24,560)
Expiring 04/04/23	JPM	EUR	369	394,574	399,962	—	(5,388)
Expiring 04/04/23	JPM	EUR	82	87,020	88,952	—	(1,932)
Expiring 04/04/23	MSC	EUR	2,153	2,311,900	2,335,436	—	(23,536)
Expiring 04/04/23	MSC	EUR	85	90,730	92,202	—	(1,472)
Expiring 04/04/23	MSI	EUR	2,300	2,432,360	2,494,892	—	(62,532)
Expiring 04/04/23	MSI	EUR	579	623,773	628,430	—	(4,657)
Expiring 04/04/23	SSB	EUR	1,957	2,100,335	2,122,828	—	(22,493)
Expiring 04/04/23	SSB	EUR	1,457	1,545,713	1,580,460	—	(34,747)
Expiring 04/04/23	SSB	EUR	246	261,758	266,845	—	(5,087)
Expiring 04/04/23	SSB	EUR	178	188,970	193,083	—	(4,113)
Expiring 04/04/23	SSB	EUR	150	159,330	162,563	—	(3,233)
Expiring 04/04/23	TD	EUR	81,913	87,480,627	88,853,977	—	(1,373,350)
Expiring 04/04/23	TD	EUR	12,006	12,800,494	13,023,483	—	(222,989)
Expiring 04/04/23	TD	EUR	9,112	9,731,343	9,884,114	—	(152,771)
Expiring 04/04/23	TD	EUR	678	720,949	735,451	—	(14,502)
Expiring 04/04/23	UBS	EUR	7,923	8,408,593	8,594,363	—	(185,770)
Expiring 04/04/23	UBS	EUR	2,076	2,203,236	2,251,912	—	(48,676)
Expiring 04/04/23	UBS	EUR	1,060	1,118,648	1,149,820	—	(31,172)
Expiring 04/04/23	UBS	EUR	458	490,363	496,809	—	(6,446)
Expiring 04/04/23	UBS	EUR	30	31,850	32,542	—	(692)
Expiring 04/19/23	BNP	EUR	1,372	1,497,015	1,489,444	7,571	—
A58

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/19/23	GSI	EUR	167	$182,704	$181,303	$1,401	$—
Expiring 04/19/23	HSBC	EUR	68,705	74,741,138	74,589,281	151,857	—
Expiring 04/19/23	HSBC	EUR	760	812,007	825,093	—	(13,086)
Expiring 04/19/23	HSBC	EUR	382	409,760	414,718	—	(4,958)
Expiring 04/19/23	JPM	EUR	3,543	3,858,380	3,846,453	11,927	—
Expiring 04/19/23	JPM	EUR	336	366,788	364,778	2,010	—
Expiring 04/19/23	TD	EUR	840	913,715	912,300	1,415	—
Expiring 04/21/23	MSC	EUR	104	111,004	112,540	—	(1,536)
Expiring 04/28/23	BOA	EUR	955	1,043,734	1,037,322	6,412	—
Expiring 04/28/23	JPS	EUR	957	1,038,138	1,039,494	—	(1,356)
Expiring 04/28/23	MSC	EUR	955	1,035,651	1,037,322	—	(1,671)
Expiring 04/28/23	SCS	EUR	957	1,037,892	1,039,494	—	(1,602)
Expiring 05/02/23	HSBC	EUR	16,959	18,312,894	18,424,843	—	(111,949)
Expiring 05/03/23	BARC	EUR	120	130,193	130,382	—	(189)
Expiring 05/03/23	BNP	EUR	2,145	2,334,161	2,330,574	3,587	—
Expiring 05/03/23	BOA	EUR	270	292,931	293,359	—	(428)
Expiring 05/03/23	GSI	EUR	239	260,903	259,677	1,226	—
Expiring 05/03/23	HSBC	EUR	89,005	96,650,708	96,705,260	—	(54,552)
Expiring 05/03/23	HSBC	EUR	15,494	16,824,966	16,834,462	—	(9,496)
Expiring 05/03/23	MSC	EUR	832	905,234	903,981	1,253	—
Hungarian Forint,
Expiring 04/04/23	BARC	HUF	234,000	640,796	666,997	—	(26,201)
Expiring 04/04/23	BARC	HUF	229,300	639,070	653,600	—	(14,530)
Expiring 04/04/23	BARC	HUF	228,800	634,995	652,176	—	(17,181)
Expiring 04/04/23	BARC	HUF	123,800	337,027	352,882	—	(15,855)
Expiring 04/04/23	BARC	HUF	105,200	276,406	299,864	—	(23,458)
Expiring 04/04/23	BARC	HUF	88,380	230,949	251,920	—	(20,971)
Expiring 04/04/23	BNP	HUF	166,700	442,813	475,164	—	(32,351)
Expiring 04/04/23	BOA	HUF	227,900	623,894	649,610	—	(25,716)
Expiring 04/04/23	MSC	HUF	120,996	339,562	344,889	—	(5,327)
Expiring 04/04/23	SCS	HUF	9,820	25,656	27,991	—	(2,335)
Expiring 04/19/23	BARC	HUF	341,022	894,000	967,235	—	(73,235)
Expiring 04/19/23	BARC	HUF	323,002	846,700	916,127	—	(69,427)
Expiring 04/19/23	BARC	HUF	298,597	814,000	846,906	—	(32,906)
Expiring 04/19/23	HSBC	HUF	335,469	889,000	951,485	—	(62,485)
Expiring 05/03/23	MSC	HUF	837,084	2,366,850	2,363,411	3,439	—
Expiring 05/03/23	MSC	HUF	120,996	342,116	341,619	497	—
Indian Rupee,
Expiring 04/03/23	CGM	INR	69,000	837,782	839,746	—	(1,964)
Expiring 04/03/23	JPS	INR	99,370	1,206,528	1,209,356	—	(2,828)
Expiring 04/03/23	MSC	INR	83,829	1,018,084	1,020,219	—	(2,135)
Expiring 04/03/23	MSC	INR	83,829	1,018,578	1,020,218	—	(1,640)
Expiring 04/03/23	MSC	INR	24,050	290,336	292,694	—	(2,358)
Expiring 04/03/23	SCS	INR	23,338	283,365	284,029	—	(664)
Expiring 05/03/23	JPS	INR	30,583	371,356	371,504	—	(148)
Expiring 05/03/23	MSC	INR	11,027	133,896	133,949	—	(53)
Expiring 06/21/23	BOA	INR	185,002	2,224,000	2,242,570	—	(18,570)
Expiring 06/21/23	DB	INR	34,212	411,000	414,710	—	(3,710)
Expiring 06/21/23	JPM	INR	122,772	1,475,445	1,488,226	—	(12,781)
Expiring 06/21/23	JPM	INR	66,331	801,000	804,055	—	(3,055)
Expiring 06/21/23	MSI	INR	152,063	1,829,000	1,843,291	—	(14,291)
Indonesian Rupiah,
Expiring 04/04/23	DB	IDR	3,878,000	252,770	259,121	—	(6,351)
Expiring 04/04/23	JPS	IDR	25,120,641	1,645,690	1,678,515	—	(32,825)
Expiring 04/04/23	JPS	IDR	3,878,000	258,930	259,121	—	(191)
A59

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 04/04/23	JPS	IDR	441,000	$29,293	$29,467	$—	$(174)
Expiring 05/03/23	BNP	IDR	4,429,692	295,279	295,985	—	(706)
Expiring 05/03/23	JPS	IDR	25,120,641	1,668,259	1,678,521	—	(10,262)
Expiring 06/21/23	BOA	IDR	34,181,186	2,277,000	2,283,151	—	(6,151)
Expiring 06/21/23	HSBC	IDR	12,600,927	810,000	841,686	—	(31,686)
Israeli Shekel,
Expiring 04/04/23	BNP	ILS	970	269,922	269,757	165	—
Expiring 04/04/23	HSBC	ILS	3,010	827,628	837,082	—	(9,454)
Expiring 04/04/23	HSBC	ILS	3,004	825,978	835,413	—	(9,435)
Expiring 05/03/23	HSBC	ILS	3,004	838,336	836,086	2,250	—
Expiring 05/03/23	HSBC	ILS	2,375	662,799	661,020	1,779	—
Expiring 06/21/23	CITI	ILS	5,981	1,654,000	1,668,781	—	(14,781)
Japanese Yen,
Expiring 04/04/23	BARC	JPY	34,400	261,666	259,233	2,433	—
Expiring 04/04/23	BARC	JPY	17,200	128,447	129,616	—	(1,169)
Expiring 04/04/23	BNP	JPY	3,158,352	23,434,953	23,800,781	—	(365,828)
Expiring 04/04/23	BNP	JPY	76,500	570,463	576,491	—	(6,028)
Expiring 04/04/23	CBA	JPY	128,341	969,030	967,155	1,875	—
Expiring 04/04/23	CGM	JPY	386,727	2,842,545	2,914,306	—	(71,761)
Expiring 04/04/23	CGM	JPY	271,600	2,064,740	2,046,730	18,010	—
Expiring 04/04/23	DB	JPY	276,600	2,026,522	2,084,408	—	(57,886)
Expiring 04/04/23	GSI	JPY	416,200	3,093,941	3,136,410	—	(42,469)
Expiring 04/04/23	GSI	JPY	346,300	2,557,518	2,609,655	—	(52,137)
Expiring 04/04/23	GSI	JPY	339,500	2,580,905	2,558,412	22,493	—
Expiring 04/04/23	GSI	JPY	277,500	2,044,136	2,091,191	—	(47,055)
Expiring 04/04/23	GSI	JPY	277,500	2,042,021	2,091,191	—	(49,170)
Expiring 04/04/23	GSI	JPY	273,200	2,036,871	2,058,787	—	(21,916)
Expiring 04/04/23	GSI	JPY	139,200	1,026,041	1,048,986	—	(22,945)
Expiring 04/04/23	GSI	JPY	138,900	1,023,257	1,046,726	—	(23,469)
Expiring 04/04/23	GSI	JPY	138,300	1,012,627	1,042,205	—	(29,578)
Expiring 04/04/23	GSI	JPY	138,300	1,013,592	1,042,204	—	(28,612)
Expiring 04/04/23	GSI	JPY	137,500	1,039,906	1,036,176	3,730	—
Expiring 04/04/23	GSI	JPY	136,600	1,045,944	1,029,393	16,551	—
Expiring 04/04/23	GSI	JPY	135,800	1,041,582	1,023,365	18,217	—
Expiring 04/04/23	GSI	JPY	68,800	521,062	518,464	2,598	—
Expiring 04/04/23	GSI	JPY	34,400	260,881	259,233	1,648	—
Expiring 04/04/23	GSI	JPY	34,200	262,777	257,725	5,052	—
Expiring 04/04/23	GSI	JPY	17,200	129,494	129,616	—	(122)
Expiring 04/04/23	GSI	JPY	17,100	129,747	128,863	884	—
Expiring 04/04/23	HSBC	JPY	137,700	1,043,581	1,037,683	5,898	—
Expiring 04/04/23	HSBC	JPY	137,500	1,031,438	1,036,175	—	(4,737)
Expiring 04/04/23	JPS	JPY	139,200	1,022,298	1,048,986	—	(26,688)
Expiring 04/04/23	JPS	JPY	138,700	1,024,926	1,045,218	—	(20,292)
Expiring 04/04/23	JPS	JPY	138,000	1,042,702	1,039,944	2,758	—
Expiring 04/04/23	JPS	JPY	34,300	262,030	258,479	3,551	—
Expiring 04/04/23	JPS	JPY	17,400	127,557	131,123	—	(3,566)
Expiring 04/04/23	JPS	JPY	17,100	129,727	128,862	865	—
Expiring 04/04/23	MSC	JPY	1,309,706	9,859,349	9,869,713	—	(10,364)
Expiring 04/04/23	MSC	JPY	274,000	2,090,087	2,064,815	25,272	—
Expiring 04/04/23	MSC	JPY	273,200	2,035,461	2,058,787	—	(23,326)
Expiring 04/04/23	MSC	JPY	137,700	1,040,447	1,037,682	2,765	—
Expiring 04/04/23	MSC	JPY	135,900	1,041,953	1,024,119	17,834	—
Expiring 04/04/23	MSC	JPY	135,900	1,040,752	1,024,119	16,633	—
Expiring 04/04/23	MSC	JPY	135,800	1,041,160	1,023,364	17,796	—
Expiring 04/04/23	MSC	JPY	135,800	1,041,290	1,023,365	17,925	—
A60

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/04/23	SSB	JPY	18,000	$132,009	$135,645	$—	$(3,636)
Expiring 04/04/23	SSB	JPY	18,000	132,006	135,645	—	(3,639)
Expiring 04/04/23	UBS	JPY	366,511	2,702,286	2,761,962	—	(59,676)
Expiring 04/17/23	BOA	JPY	1,765,000	13,821,835	13,329,018	492,817	—
Expiring 04/19/23	BOA	JPY	46,226	365,000	349,207	15,793	—
Expiring 04/19/23	CITI	JPY	48,410	373,000	365,711	7,289	—
Expiring 04/19/23	GSI	JPY	34,345	253,972	259,455	—	(5,483)
Expiring 04/19/23	JPM	JPY	45,837	362,000	346,274	15,726	—
Expiring 04/19/23	MSI	JPY	47,260	366,000	357,025	8,975	—
Expiring 04/19/23	TD	JPY	60,676	456,868	458,374	—	(1,506)
Expiring 05/02/23	BNP	JPY	140,700	1,061,417	1,065,179	—	(3,762)
Expiring 05/02/23	MSC	JPY	3,849,476	29,095,183	29,142,711	—	(47,528)
Malaysian Ringgit,
Expiring 04/04/23	BNP	MYR	7,337	1,644,090	1,664,608	—	(20,518)
Expiring 05/03/23	BNP	MYR	1,191	270,350	270,931	—	(581)
Expiring 05/03/23	HSBC	MYR	7,337	1,667,841	1,669,036	—	(1,195)
Expiring 05/15/23	BARC	MYR	848	192,101	193,117	—	(1,016)
Mexican Peso,
Expiring 04/04/23	BNP	MXN	2,757	148,901	152,875	—	(3,974)
Expiring 04/04/23	BNP	MXN	690	37,375	38,260	—	(885)
Expiring 04/04/23	BOA	MXN	12,050	643,380	668,168	—	(24,788)
Expiring 04/04/23	CGM	MXN	2,826	154,111	156,701	—	(2,590)
Expiring 04/04/23	GSI	MXN	7,710	415,253	427,517	—	(12,264)
Expiring 04/04/23	HSBC	MXN	3,060	165,226	169,676	—	(4,450)
Expiring 04/04/23	SSB	MXN	10,343	559,586	573,516	—	(13,930)
Expiring 04/04/23	UBS	MXN	28,900	1,567,917	1,602,496	—	(34,579)
Expiring 04/04/23	UBS	MXN	25,108	1,362,189	1,392,231	—	(30,042)
Expiring 04/21/23	MSC	MXN	748	40,151	41,351	—	(1,200)
Expiring 05/03/23	UBS	MXN	31,726	1,742,651	1,749,291	—	(6,640)
Expiring 05/03/23	UBS	MXN	25,398	1,395,065	1,400,380	—	(5,315)
Expiring 06/21/23	JPM	MXN	32,372	1,677,000	1,767,777	—	(90,777)
Expiring 06/21/23	JPM	MXN	31,134	1,693,000	1,700,165	—	(7,165)
Expiring 06/21/23	JPM	MXN	376	20,498	20,558	—	(60)
New Taiwanese Dollar,
Expiring 05/03/23	MSC	TWD	31,480	1,040,558	1,033,912	6,646	—
New Zealand Dollar,
Expiring 04/04/23	BARC	NZD	1,670	1,043,252	1,044,276	—	(1,024)
Expiring 04/04/23	BOA	NZD	3,325	2,031,748	2,079,174	—	(47,426)
Expiring 04/04/23	BOA	NZD	205	127,163	128,190	—	(1,027)
Expiring 04/04/23	GSI	NZD	3,355	2,091,725	2,097,933	—	(6,208)
Expiring 04/04/23	GSI	NZD	3,325	2,035,964	2,079,174	—	(43,210)
Expiring 04/04/23	GSI	NZD	3,315	2,058,648	2,072,920	—	(14,272)
Expiring 04/04/23	GSI	NZD	3,290	2,020,257	2,057,287	—	(37,030)
Expiring 04/04/23	GSI	NZD	1,665	1,016,000	1,041,151	—	(25,151)
Expiring 04/04/23	GSI	NZD	1,665	1,015,930	1,041,150	—	(25,220)
Expiring 04/04/23	GSI	NZD	1,650	1,022,660	1,031,770	—	(9,110)
Expiring 04/04/23	GSI	NZD	1,645	1,010,790	1,028,644	—	(17,854)
Expiring 04/04/23	GSI	NZD	420	261,760	262,632	—	(872)
Expiring 04/04/23	GSI	NZD	205	127,021	128,190	—	(1,169)
Expiring 04/04/23	HSBC	NZD	1,665	1,020,295	1,041,150	—	(20,855)
Expiring 04/04/23	HSBC	NZD	900	554,621	562,784	—	(8,163)
Expiring 04/04/23	JPS	NZD	1,680	1,039,614	1,050,530	—	(10,916)
Expiring 04/04/23	JPS	NZD	1,660	1,029,210	1,038,024	—	(8,814)
Expiring 04/04/23	JPS	NZD	1,660	1,019,738	1,038,024	—	(18,286)
Expiring 04/04/23	JPS	NZD	465	289,254	290,772	—	(1,518)
A61

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/04/23	MSC	NZD	1,680	$1,047,482	$1,050,530	$—	$(3,048)
Expiring 04/04/23	MSC	NZD	1,645	1,004,717	1,028,644	—	(23,927)
Expiring 04/04/23	TD	NZD	12,356	7,732,879	7,726,397	6,482	—
Expiring 04/04/23	TD	NZD	4,270	2,672,337	2,670,097	2,240	—
Expiring 04/04/23	UBS	NZD	3,290	2,017,079	2,057,288	—	(40,209)
Expiring 04/04/23	UBS	NZD	1,650	1,020,230	1,031,771	—	(11,541)
Expiring 04/04/23	UBS	NZD	470	293,524	293,898	—	(374)
Expiring 04/19/23	HSBC	NZD	661	413,383	413,341	42	—
Expiring 04/19/23	JPM	NZD	375	243,000	234,758	8,242	—
Expiring 04/19/23	TD	NZD	667	413,605	417,093	—	(3,488)
Expiring 05/03/23	JPS	NZD	1,655	1,035,207	1,034,915	292	—
Expiring 05/03/23	JPS	NZD	1,240	775,615	775,405	210	—
Expiring 05/03/23	JPS	NZD	1,240	775,145	775,405	—	(260)
Expiring 05/03/23	UBS	NZD	13,256	8,285,186	8,289,331	—	(4,145)
Expiring 05/03/23	UBS	NZD	3,240	2,025,045	2,026,058	—	(1,013)
Expiring 05/03/23	UBS	NZD	1,012	635,560	632,830	2,730	—
Norwegian Krone,
Expiring 04/04/23	BOA	NOK	24,200	2,346,029	2,311,838	34,191	—
Expiring 04/04/23	CGM	NOK	4,620	428,383	441,351	—	(12,968)
Expiring 04/04/23	CGM	NOK	4,278	405,297	408,679	—	(3,382)
Expiring 04/04/23	GSI	NOK	10,830	1,040,496	1,034,596	5,900	—
Expiring 04/04/23	GSI	NOK	2,720	264,048	259,843	4,205	—
Expiring 04/04/23	UBS	NOK	39,623	3,796,034	3,785,205	10,829	—
Expiring 04/04/23	UBS	NOK	2,610	253,097	249,335	3,762	—
Expiring 04/04/23	UBS	NOK	1,322	125,756	126,291	—	(535)
Expiring 05/03/23	JPS	NOK	4,810	462,115	460,124	1,991	—
Expiring 05/03/23	UBS	NOK	26,810	2,571,900	2,564,639	7,261	—
Peruvian Nuevo Sol,
Expiring 04/04/23	BARC	PEN	401	105,012	106,537	—	(1,525)
Expiring 04/04/23	BARC	PEN	65	17,278	17,270	8	—
Expiring 04/04/23	BOA	PEN	401	106,589	106,537	52	—
Expiring 04/04/23	BOA	PEN	65	17,315	17,269	46	—
Expiring 05/03/23	BOA	PEN	401	106,615	106,326	289	—
Expiring 06/21/23	BARC	PEN	2,934	771,666	775,643	—	(3,977)
Expiring 06/21/23	BOA	PEN	3,185	835,626	841,965	—	(6,339)
Philippine Peso,
Expiring 04/04/23	GSI	PHP	10,340	186,474	190,390	—	(3,916)
Expiring 05/03/23	MSC	PHP	1,050	19,290	19,341	—	(51)
Expiring 06/21/23	JPM	PHP	168,882	3,057,800	3,108,196	—	(50,396)
Polish Zloty,
Expiring 04/04/23	HSBC	PLN	1,290	293,591	298,787	—	(5,196)
Expiring 04/04/23	MSC	PLN	5,329	1,207,664	1,234,290	—	(26,626)
Expiring 04/04/23	MSC	PLN	2,955	669,666	684,430	—	(14,764)
Expiring 04/04/23	MSC	PLN	1,260	288,393	291,838	—	(3,445)
Expiring 04/19/23	BARC	PLN	3,916	873,680	906,286	—	(32,606)
Expiring 04/19/23	BARC	PLN	1,926	430,320	445,701	—	(15,381)
Expiring 04/19/23	BARC	PLN	779	177,770	180,317	—	(2,547)
Expiring 04/19/23	BOA	PLN	2,545	583,763	588,966	—	(5,203)
Expiring 04/19/23	CITI	PLN	3,955	899,000	915,282	—	(16,282)
Expiring 04/19/23	MSI	PLN	13,846	3,147,839	3,204,087	—	(56,248)
Expiring 04/19/23	MSI	PLN	6,361	1,455,000	1,471,908	—	(16,908)
Expiring 04/19/23	UAG	PLN	4,244	945,268	982,159	—	(36,891)
Expiring 05/02/23	MSC	PLN	2,955	685,051	683,229	1,822	—
Expiring 05/02/23	MSC	PLN	359	83,226	83,005	221	—
A62

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Romanian Leu,
Expiring 04/04/23	BARC	RON	618	$133,496	$135,438	$—	$(1,942)
Expiring 04/04/23	BNP	RON	601	129,782	131,712	—	(1,930)
Expiring 05/03/23	BARC	RON	618	135,499	135,308	191	—
Expiring 05/03/23	BNP	RON	601	131,723	131,586	137	—
Singapore Dollar,
Expiring 04/04/23	MSC	SGD	1,548	1,153,833	1,163,356	—	(9,523)
Expiring 04/04/23	MSC	SGD	1,300	968,981	976,977	—	(7,996)
Expiring 04/04/23	MSC	SGD	1,264	950,590	949,923	667	—
Expiring 04/04/23	MSC	SGD	220	163,339	165,334	—	(1,995)
Expiring 04/21/23	JPM	SGD	152	113,502	113,932	—	(430)
Expiring 05/03/23	JPS	SGD	68	51,178	51,150	28	—
Expiring 05/03/23	MSC	SGD	1,548	1,165,171	1,164,420	751	—
Expiring 06/21/23	HSBC	SGD	2,163	1,603,687	1,629,520	—	(25,833)
South African Rand,
Expiring 04/04/23	BARC	ZAR	3,711	203,641	208,353	—	(4,712)
Expiring 04/04/23	BOA	ZAR	11,820	644,686	663,631	—	(18,945)
Expiring 04/04/23	GSI	ZAR	11,760	645,377	660,262	—	(14,885)
Expiring 04/04/23	GSI	ZAR	11,730	641,320	658,578	—	(17,258)
Expiring 04/04/23	GSI	ZAR	11,670	641,688	655,209	—	(13,521)
Expiring 04/04/23	HSBC	ZAR	18,560	1,007,222	1,042,047	—	(34,825)
Expiring 04/04/23	HSBC	ZAR	5,360	290,876	300,936	—	(10,060)
Expiring 04/04/23	JPS	ZAR	6,380	349,522	358,203	—	(8,681)
Expiring 05/03/23	GSI	ZAR	11,550	649,183	646,793	2,390	—
Expiring 05/03/23	MSC	ZAR	69,211	3,799,170	3,875,774	—	(76,604)
Expiring 06/21/23	HSBC	ZAR	7,534	413,000	420,116	—	(7,116)
Expiring 06/21/23	JPM	ZAR	10,397	567,000	579,745	—	(12,745)
Expiring 06/21/23	MSI	ZAR	15,905	872,000	886,870	—	(14,870)
Expiring 06/21/23	MSI	ZAR	7,551	413,000	421,063	—	(8,063)
South Korean Won,
Expiring 04/04/23	BARC	KRW	2,693,140	2,041,650	2,064,896	—	(23,246)
Expiring 04/04/23	BNP	KRW	5,711,248	4,322,544	4,378,952	—	(56,408)
Expiring 04/04/23	BNP	KRW	3,197,415	2,455,527	2,451,536	3,991	—
Expiring 04/04/23	BNP	KRW	772,175	596,090	592,045	4,045	—
Expiring 04/04/23	BOA	KRW	999,350	771,461	766,226	5,235	—
Expiring 04/04/23	BOA	KRW	336,680	258,151	258,141	10	—
Expiring 04/04/23	CGM	KRW	2,690,290	2,076,803	2,062,711	14,092	—
Expiring 04/04/23	GSI	KRW	1,680,400	1,297,206	1,288,404	8,802	—
Expiring 04/04/23	GSI	KRW	772,175	596,136	592,045	4,091	—
Expiring 04/04/23	JPS	KRW	2,638,850	2,007,646	2,023,270	—	(15,624)
Expiring 04/04/23	JPS	KRW	2,014,240	1,554,917	1,544,366	10,551	—
Expiring 04/04/23	JPS	KRW	1,345,490	1,023,576	1,031,620	—	(8,044)
Expiring 04/04/23	JPS	KRW	424,790	327,013	325,697	1,316	—
Expiring 04/04/23	MSC	KRW	4,058,760	3,114,445	3,111,950	2,495	—
Expiring 05/03/23	BNP	KRW	6,483,423	4,988,918	4,972,435	16,483	—
Expiring 05/03/23	GSI	KRW	1,343,920	1,036,895	1,030,714	6,181	—
Expiring 05/03/23	GSI	KRW	335,910	259,090	257,625	1,465	—
Expiring 06/21/23	CITI	KRW	5,453,051	4,151,985	4,194,380	—	(42,395)
Expiring 06/21/23	CITI	KRW	1,040,980	801,000	800,701	299	—
Expiring 06/21/23	CITI	KRW	535,799	414,000	412,126	1,874	—
Expiring 06/21/23	JPM	KRW	1,570,373	1,194,000	1,207,900	—	(13,900)
Expiring 06/21/23	JPM	KRW	1,133,490	867,000	871,858	—	(4,858)
Expiring 06/21/23	MSI	KRW	1,074,893	818,000	826,787	—	(8,787)
Swedish Krona,
Expiring 04/04/23	BARC	SEK	9,248	887,439	891,233	—	(3,794)
Expiring 04/04/23	BNP	SEK	6,645	640,113	640,381	—	(268)
A63

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/04/23	CGM	SEK	21,820	$2,032,547	$2,102,800	$—	$(70,253)
Expiring 04/04/23	CGM	SEK	2,343	226,672	225,796	876	—
Expiring 04/04/23	GSI	SEK	21,270	1,990,567	2,049,796	—	(59,229)
Expiring 04/04/23	GSI	SEK	10,920	1,029,072	1,052,363	—	(23,291)
Expiring 04/04/23	GSI	SEK	10,870	1,044,283	1,047,545	—	(3,262)
Expiring 04/04/23	GSI	SEK	8,020	766,699	772,890	—	(6,191)
Expiring 04/04/23	GSI	SEK	2,750	261,778	265,019	—	(3,241)
Expiring 04/04/23	GSI	SEK	2,730	259,544	263,092	—	(3,548)
Expiring 04/04/23	GSI	SEK	1,360	129,833	131,064	—	(1,231)
Expiring 04/04/23	GSI	SEK	1,350	128,285	130,100	—	(1,815)
Expiring 04/04/23	JPS	SEK	11,010	1,045,485	1,061,037	—	(15,552)
Expiring 04/04/23	JPS	SEK	10,810	1,019,635	1,041,763	—	(22,128)
Expiring 04/04/23	JPS	SEK	2,720	253,233	262,127	—	(8,894)
Expiring 04/04/23	JPS	SEK	1,360	129,940	131,064	—	(1,124)
Expiring 04/04/23	JPS	SEK	1,340	127,884	129,136	—	(1,252)
Expiring 04/04/23	JPS	SEK	1,330	126,640	128,172	—	(1,532)
Expiring 04/04/23	UBS	SEK	8,085	776,995	779,153	—	(2,158)
Expiring 04/04/23	UBS	SEK	1,087	105,414	104,755	659	—
Expiring 05/03/23	BARC	SEK	14,730	1,415,882	1,421,846	—	(5,964)
Swiss Franc,
Expiring 04/04/23	BARC	CHF	1,910	2,076,629	2,088,438	—	(11,809)
Expiring 04/04/23	BNP	CHF	955	1,018,068	1,044,219	—	(26,151)
Expiring 04/04/23	BOA	CHF	1,215	1,300,369	1,328,509	—	(28,140)
Expiring 04/04/23	CGM	CHF	1,910	2,085,852	2,088,438	—	(2,586)
Expiring 04/04/23	CGM	CHF	1,870	2,053,220	2,044,701	8,519	—
Expiring 04/04/23	CGM	CHF	955	1,018,226	1,044,219	—	(25,993)
Expiring 04/04/23	CGM	CHF	940	1,028,915	1,027,818	1,097	—
Expiring 04/04/23	GSI	CHF	1,885	2,027,579	2,061,102	—	(33,523)
Expiring 04/04/23	GSI	CHF	960	1,041,276	1,049,686	—	(8,410)
Expiring 04/04/23	GSI	CHF	955	1,023,965	1,044,219	—	(20,254)
Expiring 04/04/23	GSI	CHF	945	1,030,015	1,033,284	—	(3,269)
Expiring 04/04/23	GSI	CHF	940	1,011,803	1,027,818	—	(16,015)
Expiring 04/04/23	GSI	CHF	350	376,474	382,698	—	(6,224)
Expiring 04/04/23	GSI	CHF	120	131,020	131,211	—	(191)
Expiring 04/04/23	JPS	CHF	945	1,040,955	1,033,284	7,671	—
Expiring 04/04/23	JPS	CHF	120	129,735	131,210	—	(1,475)
Expiring 04/04/23	MSC	CHF	3,765	4,118,923	4,116,738	2,185	—
Expiring 04/04/23	MSC	CHF	1,870	2,053,014	2,044,701	8,313	—
Expiring 04/04/23	MSC	CHF	955	1,040,968	1,044,219	—	(3,251)
Expiring 04/04/23	MSC	CHF	950	1,035,506	1,038,752	—	(3,246)
Expiring 04/04/23	SSB	CHF	3,825	4,067,314	4,182,343	—	(115,029)
Expiring 04/04/23	SSB	CHF	120	130,118	131,211	—	(1,093)
Expiring 04/04/23	SSB	CHF	120	128,815	131,210	—	(2,395)
Expiring 04/04/23	UBS	CHF	4,072	4,361,863	4,452,418	—	(90,555)
Expiring 04/04/23	UBS	CHF	2,473	2,649,039	2,704,035	—	(54,996)
Expiring 04/04/23	UBS	CHF	1,885	2,023,183	2,061,102	—	(37,919)
Expiring 04/19/23	BNP	CHF	116	127,578	127,335	243	—
Expiring 04/19/23	MSI	CHF	725	787,420	793,523	—	(6,103)
Expiring 04/19/23	MSI	CHF	359	390,114	393,138	—	(3,024)
Expiring 05/03/23	BNP	CHF	2,473	2,706,729	2,712,530	—	(5,801)
Expiring 05/03/23	BNP	CHF	1,682	1,840,970	1,844,915	—	(3,945)
Thai Baht,
Expiring 04/04/23	BARC	THB	39,671	1,128,781	1,160,606	—	(31,825)
Expiring 04/04/23	BARC	THB	11,350	324,166	332,053	—	(7,887)
Expiring 04/04/23	BARC	THB	8,898	258,250	260,318	—	(2,068)
A64

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 04/04/23	BARC	THB	3,810	$108,408	$111,464	$—	$(3,056)
Expiring 05/03/23	BARC	THB	39,671	1,165,423	1,164,389	1,034	—
Expiring 05/03/23	BARC	THB	14,738	432,961	432,577	384	—
Expiring 06/21/23	BOA	THB	75,335	2,167,000	2,221,511	—	(54,511)
Expiring 06/21/23	HSBC	THB	33,044	963,000	974,417	—	(11,417)
Expiring 06/21/23	JPM	THB	32,565	936,000	960,304	—	(24,304)
Expiring 06/21/23	MSI	THB	60,029	1,753,000	1,770,165	—	(17,165)
Expiring 06/21/23	MSI	THB	26,070	749,304	768,761	—	(19,457)
Turkish Lira,
Expiring 04/04/23	JPS	TRY	1,029	53,686	53,436	250	—
Expiring 05/03/23	BARC	TRY	1,029	51,553	51,395	158	—
				$948,368,620	$955,306,820	1,489,647	(8,427,847)
						$5,809,287	$(9,224,699)
Cross currency exchange contracts outstanding at March 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/23	Buy	AUD	534	JPY	48,381	$—	$(8,294)	GSI
04/19/23	Buy	AUD	1,050	JPY	96,393	—	(25,842)	CITI
04/19/23	Buy	CZK	22,515	EUR	951	7,245	—	TD
04/19/23	Buy	EUR	456	CZK	10,943	—	(10,108)	MSI
04/19/23	Buy	EUR	681	JPY	94,122	28,292	—	BARC
04/19/23	Buy	EUR	1,252	PLN	5,971	—	(22,421)	CITI
04/19/23	Buy	EUR	1,778	CZK	42,614	—	(36,830)	BOA
04/19/23	Buy	HUF	226,886	EUR	565	29,687	—	BARC
04/19/23	Buy	HUF	273,412	EUR	686	31,262	—	BOA
04/19/23	Buy	HUF	292,969	EUR	741	26,804	—	BOA
04/19/23	Buy	HUF	317,328	EUR	799	32,492	—	HSBC
04/19/23	Buy	PLN	3,464	EUR	728	11,515	—	MSI
04/19/23	Buy	PLN	3,610	EUR	759	11,154	—	BOA
04/19/23	Buy	PLN	3,779	EUR	803	2,372	—	BARC
04/19/23	Buy	PLN	5,758	EUR	1,223	4,681	—	JPM
						$185,504	$(103,495)
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		606	$127,302	$237,644	$(110,342)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		255	5,134	6,481	(1,347)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(21,098)	(52,912)	31,814	BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	810	8,770	4,479	4,291	BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	810	8,770	4,479	4,291	BARC
U.S. Treasury Notes	12/20/29	0.250%(Q)	EUR	255	3,204	1,785	1,419	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	950	15,190	6,996	8,194	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	410	6,555	4,984	1,571	BNP
A65

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Credit default swap agreements outstanding at March 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	65	$1,039	$790	$249	BNP
					$154,866	$214,726	$(59,860)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)		9,000	0.194%	$1,860	$1,968	$(108)	BOA
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)		1,820	0.194%	376	398	(22)	BOA
Republic of Estonia	12/20/26	1.000%(Q)		190	0.664%	2,269	1,340	929	JPM
Republic of Panama	06/20/29	1.000%(Q)		1,800	1.370%	(35,460)	(7,898)	(27,562)	MSI
Republic of Poland	06/20/24	1.000%(Q)		420	0.515%	2,574	399	2,175	BNP
U.S. Treasury Notes	12/20/23	0.250%(Q)	EUR	950	0.993%	(5,403)	(3,401)	(2,002)	BARC
						$(33,784)	$(7,194)	$(26,590)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2023(4)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)		2,452	4.631%	$2,447	$40,907	$38,460
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)		4,950	0.754%	37,003	58,264	21,261
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)		7,033	0.754%	36,163	82,782	46,619
iTraxx.EUR.39.V1	06/20/28	1.000%(Q)	EUR	8,625	0.844%	36,368	72,196	35,828
iTraxx.XO.39.V1	06/20/28	5.000%(Q)	EUR	1,665	4.362%	(39,434)	50,018	89,452
						$72,547	$304,167	$231,620
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
A66

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	3,235	02/15/28	2.310%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(24,853)	$—	$(24,853)	MSI
EUR	3,239	02/15/28	2.335%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(20,685)	—	(20,685)	MSI
EUR	3,362	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(9,593)	—	(9,593)	MSI
EUR	3,362	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(9,243)	—	(9,243)	MSI
EUR	3,340	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	3,521	—	3,521	JPM
EUR	3,343	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	3,524	—	3,524	JPM
EUR	3,862	03/15/28	2.491%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(23,276)	—	(23,276)	JPM
EUR	3,862	03/15/28	2.530%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(15,419)	—	(15,419)	JPM
EUR	3,235	02/15/33	2.324%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	37,716	—	37,716	MSI
EUR	3,239	02/15/33	2.346%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	30,670	—	30,670	MSI
EUR	3,362	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	20,163	—	20,163	MSI
EUR	3,362	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	15,002	—	15,002	MSI
EUR	3,340	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(3,264)	—	(3,264)	JPM
EUR	3,343	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(3,267)	—	(3,267)	JPM
EUR	3,862	03/15/33	2.425%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	34,750	—	34,750	JPM
EUR	3,862	03/15/33	2.455%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	22,866	—	22,866	JPM
					$58,612	$—	$58,612
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	3,286	09/17/28	3.875%(Q)	3 Month BBSW(2)(Q)/ 3.715%	$1,083	$20,434	$19,351
AUD	2,132	09/20/28	4.062%(S)	6 Month BBSW(2)(S)/ 3.795%	1,027	31,507	30,480
AUD	2,060	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 3.795%	178,517	(110,739)	(289,256)
AUD	1,052	09/20/33	4.312%(S)	6 Month BBSW(2)(S)/ 3.795%	5,595	24,652	19,057
AUD	2,516	09/20/33	4.594%(S)	6 Month BBSW(2)(S)/ 3.795%	3,874	20,619	16,745
CAD	2,370	12/03/23	2.450%(S)	3 Month CDOR(2)(S)/ 5.028%	20,905	(41,989)	(62,894)
A67

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	2,445	12/03/26	2.550%(S)	3 Month CDOR(2)(S)/ 5.028%	$83,935	$(79,557)	$(163,492)
CAD	3,371	06/21/28	3.344%(S)	3 Month CDOR(1)(S)/ 5.028%	(13,847)	(7,103)	6,744
CAD	3,001	09/17/28	2.625%(S)	3 Month CDOR(1)(S)/ 5.028%	3,461	7,224	3,763
CAD	955	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/ 5.028%	(44,360)	(40,567)	3,793
CAD	1,898	12/15/32	3.500%(S)	3 Month CDOR(2)(S)/ 5.028%	3,846	18,039	14,193
CAD	802	06/21/33	3.375%(S)	3 Month CDOR(1)(S)/ 5.028%	(4,367)	(5,310)	(943)
CAD	275	12/03/41	2.800%(S)	3 Month CDOR(2)(S)/ 5.028%	24,332	(21,618)	(45,950)
CAD	1,090	12/03/50	2.800%(S)	3 Month CDOR(2)(S)/ 5.028%	116,276	(97,952)	(214,228)
CHF	1,050	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.419%	—	(195,673)	(195,673)
CLP	204,850	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 11.250%	—	(23,149)	(23,149)
CLP	420,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(2,537)	(2,537)
CLP	186,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(7,977)	(7,977)
CLP	381,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(15,617)	(15,617)
CLP	98,000	03/16/33	5.295%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(1,556)	(1,556)
CNH	29,130	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	(30)	(20,701)	(20,671)
CNH	83,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	(248)	(81,717)	(81,469)
CNH	10,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	(22,144)	(22,144)
CNH	18,060	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	19,993	19,993
CNH	120,365	03/15/28	2.858%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	48,674	48,674
CNH	182,071	03/15/28	2.870%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	92,283	92,283
CNH	16,416	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.700%	—	(11,100)	(11,100)
CNH	10,857	06/21/28	2.988%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	(1,247)	10,698	11,945
CNH	34,660	06/21/28	3.007%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	38,637	38,637
CNH	2,210	06/21/28	3.060%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.700%	(2,312)	(3,249)	(937)
COP	710,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 12.022%	—	(24,476)	(24,476)
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 7.200%	—	(80,245)	(80,245)
DKK	3,300	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.533%	(22,291)	(57,416)	(35,125)
EUR	25,625	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(936,867)	(936,867)
EUR	12,130	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(896,297)	(896,297)
EUR	2,001	06/18/28	2.812%(A)	6 Month EURIBOR(2)(S)/ 3.341%	764	3,141	2,377
EUR	1,305	09/20/28	3.375%(A)	6 Month EURIBOR(2)(S)/ 3.341%	9,240	25,221	15,981
EUR	1,360	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	7,324	7,324
EUR	639	09/20/33	3.188%(A)	6 Month EURIBOR(2)(S)/ 3.341%	5,692	14,765	9,073
EUR	975	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	(3,944)	(3,944)
EUR	715	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	115,935	115,935
EUR	715	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	—	(122,050)	(122,050)
EUR	1,734	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	272,905	272,905
EUR	1,734	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	—	(287,928)	(287,928)
EUR	1,390	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(511,620)	(511,620)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	123,476	123,476
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	—	(132,014)	(132,014)
EUR	910	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.341%	755	(12,407)	(13,162)
EUR	910	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	(475)	10,755	11,230
GBP	870	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 4.178%	(66,587)	(82,684)	(16,097)
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.178%	(46,102)	155,570	201,672
GBP	4,445	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.178%	(61,578)	548,815	610,393
GBP	3,875	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.178%	63,776	565,215	501,439
GBP	1,850	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.178%	275,612	339,673	64,061
GBP	1,665	06/18/28	3.656%(A)	1 Day SONIA(1)(A)/ 4.178%	(1,090)	6,366	7,456
GBP	2,195	06/21/28	3.625%(A)	1 Day SONIA(1)(A)/ 4.178%	44,912	11,942	(32,970)
GBP	1,795	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 4.178%	(254,405)	(294,349)	(39,944)
GBP	2,650	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 4.178%	(496,063)	(532,780)	(36,717)
GBP	2,383	12/07/30	1.009%(A)	1 Day SONIA(2)(A)/ 4.178%	—	(511,616)	(511,616)
GBP	7,760	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.178%	(597,942)	1,658,780	2,256,722
GBP	635	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.178%	4,448	159,260	154,812
GBP	2,625	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.178%	(627,946)	(653,435)	(25,489)
GBP	514	06/21/33	3.219%(A)	1 Day SONIA(1)(A)/ 4.178%	4,489	9,742	5,253
A68

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	1,720	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 4.178%	$559,787	$566,162	$6,375
GBP	1,800	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.178%	(570,525)	(583,963)	(13,438)
GBP	1,200	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.178%	174,569	(451,664)	(626,233)
GBP	925	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 4.178%	93,743	359,795	266,052
GBP	640	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.178%	242,476	243,609	1,133
GBP	3,240	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.178%	586,810	(1,399,558)	(1,986,368)
GBP	640	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 4.178%	274,230	275,444	1,214
HKD	41,510	06/21/24	5.030%(Q)	3 Month HIBOR(1)(Q)/ 3.710%	(14,562)	(49,768)	(35,206)
HUF	50,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 16.000%	—	(48,834)	(48,834)
HUF	120,000	03/02/33	8.250%(A)	6 Month BUBOR(1)(S)/ 16.000%	—	6,630	6,630
HUF	161,500	04/03/33	8.225%(A)	6 Month BUBOR(1)(S)/ 16.000%	—	6,194	6,194
ILS	1,010	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.581%	—	(50,596)	(50,596)
JPY	800,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	1,482	(1,337)	(2,819)
JPY	690,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	(8,916)	(9,160)	(244)
JPY	615,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ (0.030)%	—	6,475	6,475
JPY	1,025,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	17,364	(67,088)	(84,452)
JPY	110,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ (0.030)%	8,529	11,354	2,825
JPY	252,635	06/18/28	0.469%(A)	1 Day TONAR(2)(A)/ (0.030)%	(7,571)	(24)	7,547
JPY	195,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	(40,838)	(30,017)	10,821
JPY	20,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	(4,239)	(4,331)	(92)
JPY	115,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	(44,795)	(33,258)	11,537
JPY	618,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ (0.030)%	1,816	(205,932)	(207,748)
JPY	75,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ (0.030)%	15,314	28,222	12,908
JPY	68,919	06/21/33	0.688%(A)	1 Day TONAR(2)(A)/ (0.030)%	(3,788)	642	4,430
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ (0.030)%	12,708	(293,429)	(306,137)
JPY	55,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ (0.030)%	(51,269)	(39,424)	11,845
JPY	343,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ (0.030)%	(10,461)	(309,840)	(299,379)
JPY	50,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ (0.030)%	(62,809)	(49,081)	13,728
JPY	60,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.030)%	(77,764)	(60,777)	16,987
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ (0.030)%	32,829	(311,069)	(343,898)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ (0.030)%	—	(48,821)	(48,821)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ (0.030)%	(11,463)	(23,339)	(11,876)
KRW	1,644,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	—	(6,681)	(6,681)
KRW	2,237,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	—	14,009	14,009
KRW	2,570,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	—	(222,108)	(222,108)
MXN	10,400	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	20,195	20,195
NOK	18,571	06/18/28	2.656%(A)	6 Month NIBOR(2)(S)/ 3.960%	(2,638)	(14,153)	(11,515)
NOK	14,565	09/20/28	3.500%(A)	6 Month NIBOR(2)(S)/ 3.960%	(1,890)	24,350	26,240
NOK	1,535	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 3.960%	—	(17,035)	(17,035)
NZD	1,195	03/15/28	4.065%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(11,994)	(11,994)
NZD	1,195	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(7,006)	(7,006)
NZD	1,195	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(7,006)	(7,006)
NZD	1,190	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(5,735)	(5,735)
NZD	1,195	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(5,760)	(5,760)
NZD	1,250	03/15/28	4.261%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(5,729)	(5,729)
NZD	645	03/15/28	4.264%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(2,902)	(2,902)
NZD	1,195	03/15/28	4.292%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(4,429)	(4,429)
NZD	1,075	03/15/28	4.315%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(3,312)	(3,312)
NZD	1,195	03/15/28	4.320%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(3,515)	(3,515)
NZD	613	03/15/28	4.518%(S)	3 Month BBR(2)(Q)/ 5.225%	—	1,566	1,566
NZD	3,494	03/19/28	4.344%(S)	3 Month BBR(1)(Q)/ 5.225%	(3,422)	(20,631)	(17,209)
NZD	4,845	09/20/28	4.155%(S)	3 Month BBR(1)(Q)/ 5.225%	(375)	17,145	17,520
NZD	540	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(58,690)	(58,690)
NZD	2,277	03/15/33	4.185%(S)	3 Month BBR(2)(Q)/ 5.225%	—	2,481	2,481
NZD	1,170	09/20/33	4.170%(S)	3 Month BBR(1)(Q)/ 5.225%	20	3,614	3,594
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 6.950%	—	(44,319)	(44,319)
A69

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	23,207	06/18/28	2.500%(A)	3 Month STIBOR(1)(Q)/ 3.364%	$10,750	$9,706	$(1,044)
SEK	13,040	06/21/28	2.688%(A)	3 Month STIBOR(2)(Q)/ 3.364%	(1,316)	(17,327)	(16,011)
SEK	6,000	08/10/31	0.529%(A)	3 Month STIBOR(2)(Q)/ 3.364%	—	(100,543)	(100,543)
SEK	7,066	09/20/33	2.781%(A)	3 Month STIBOR(2)(Q)/ 3.364%	(737)	(2,273)	(1,536)
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.584%	(2,865)	(96,120)	(93,255)
THB	28,000	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.740%	—	(69,069)	(69,069)
TWD	33,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.492%	—	468	468
	25,920	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 4.870%	—	(5,851)	(5,851)
	25,850	01/06/24	4.892%(T)	1 Day SOFR(2)(T)/ 4.870%	—	27,142	27,142
	29,385	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 4.870%	—	112,851	112,851
	5,458	06/21/24	5.440%(T)	1 Day SOFR(2)(T)/ 4.870%	17,839	50,422	32,583
	10,600	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 4.870%	—	156,538	156,538
	16,748	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.870%	—	256,239	256,239
	21,412	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.870%	—	394,542	394,542
	48,351	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.870%	—	870,135	870,135
	10,375	06/21/25	4.481%(A)	1 Day SOFR(2)(A)/ 4.870%	—	119,715	119,715
	10,372	06/21/25	4.500%(A)	1 Day SOFR(2)(A)/ 4.870%	—	123,415	123,415
	2,548	06/21/28	3.188%(A)	1 Day SOFR(1)(A)/ 4.870%	6,960	11,003	4,043
	2,467	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.870%	—	295,288	295,288
	1,599	06/21/33	3.062%(A)	1 Day SOFR(2)(A)/ 4.870%	(3,127)	3,372	6,499
	683	09/20/33	3.125%(A)	1 Day SOFR(1)(A)/ 4.870%	636	(1,173)	(1,809)
					$(255,859)	$(2,354,686)	$(2,098,827)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	5,400	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.620%	$(40,217)	$(63)	$(40,154)	HSBC
MYR	1,000	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.620%	138	(12)	150	CITI
					$(40,079)	$(75)	$(40,004)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -50bps(T)/ 4.330%	GSI	06/20/23	(22,064)	$855,952	$—	$855,952
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A70